MML Blend Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 102.4%

iShares 5-10 Year Investment Grade Corporate Bond ETF	506,595	$30,426,096
iShares Core S&P 500 ETF	514,600	221,699,972
iShares Core S&P Mid-Cap ETF	64,895	17,071,927
iShares Core S&P Small-Cap ETF	69,546	7,593,728
iShares Core S&P Total US Stock Market ETF	2,487,435	244,713,855
iShares Core Total USD Bond Market ETF	2,406,750	128,135,370
iShares Core U.S. Aggregate Bond ETF	1,115,825	128,130,185
iShares iBoxx High Yield Corporate Bond ETF (a)	348,353	30,477,404
State Street Navigator Securities Lending Government Money Market Portfolio (b)	19,558,424	19,558,424

TOTAL MUTUAL FUNDS (Cost $753,507,036)		827,806,961

TOTAL LONG-TERM INVESTMENTS (Cost $753,507,036)		827,806,961

TOTAL INVESTMENTS — 102.4% (Cost $753,507,036) (c)		827,806,961

Other Assets/(Liabilities) — (2.4)%		(19,101,949)

NET ASSETS — 100.0%		$808,705,012

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $19,172,734 or 2.37% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.5%

BANK LOANS — 4.1%
Advertising — 0.0%
Terrier Media Buyer, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.584% VRN 12/17/26	$58,955	$58,807
Aerospace & Defense — 0.1%
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
2.334% VRN 12/09/25	168,733	166,623
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	120,000	124,016
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/11/28	75,000	75,250
American Airlines, Inc., 2017 Incremental Term Loan, 1 mo. USD LIBOR + 2.000%
2.084% VRN 12/15/23	74,081	72,425
Kestrel Bidco Inc., Term Loan B, 6 mo. USD LIBOR + 3.000%
4.000% VRN 12/11/26	68,888	67,159
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	84,575	85,094
		423,944
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.334% VRN 4/30/26	129,445	128,798
Building Materials — 0.0%
CP Atlas Buyer, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 11/23/27	119,400	118,952
Chemicals — 0.2%
Diamond (BC) B.V., 2021 Term Loan B,
0.000% 9/29/28 (a)	175,000	175,121
Illuminate Buyer, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.584% VRN 6/30/27	80,316	80,149
Solenis Holdings LLC
2021 USD Term Loan B,
0.000% 9/21/28 (a)	100,000	99,854
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 4.000%
4.084% VRN 6/26/25	73,414	73,375
W.R. Grace & Co., 2021 Term Loan B,
0.000% 9/22/28 (a)	145,000	145,454
		573,953

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 5/12/28	$293,375	$293,507
CoreLogic, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 6/02/28	65,000	64,919
EAB Global, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 8/16/28	160,000	159,080
Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.082% VRN 5/14/26	48,056	47,853
Parexel International Corp., Term Loan B, 1 mo. USD LIBOR + 2.750%
2.834% VRN 9/27/24	230,738	230,542
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/04/28	84,788	84,990
Team Health Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
3.750% VRN 2/06/24	24,614	23,938
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.084% VRN 8/27/25	69,825	69,883
		974,712
Computers — 0.1%
Flexential Intermediate Corp., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
3.647% VRN 8/01/24	29,463	27,290
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	119,400	119,419
Redstone Buyer LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/27/28	65,000	63,862
Surf Holdings, LLC, USD Term Loan, 3 mo. USD LIBOR + 3.500%
3.616% VRN 3/05/27	128,376	127,603
		338,174
Distribution & Wholesale — 0.0%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 1 mo. USD LIBOR + 7.500%, 3 mo. USD LIBOR +
7.500% 8.500% VRN 9/02/24	29,398	29,366
Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.084% VRN 6/15/25	114,251	113,292
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	118,525	118,765
Zebra Buyer LLC, Term Loan B,
0.000% 4/21/28 (a)	105,000	105,282
		337,339
Electric — 0.0%
Pacific Gas & Electric Co., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/23/25	74,063	72,743

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.0%
Compass Power Generation LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.500% VRN 12/20/24	$51,314	$51,250
Entertainment — 0.1%
Twin River Worldwide Holdings, Inc., 2021 Term Loan B,
0.000% 8/06/28 (a)	240,000	239,834
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 2.750%
3.500% VRN 4/29/26	181,723	181,218
		421,052
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.084% VRN 3/29/25	109,720	109,103
Madison IAQ LLC, Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 6/21/28	135,000	134,775
		243,878
Food — 0.0%
H Food Holdings LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.687%
3.772% VRN 5/23/25	49,050	48,876
United Natural Foods, Inc., Term Loan B, 1 mo. USD LIBOR + 3.500%
3.584% VRN 10/22/25	16,741	16,722
		65,598
Health Care – Products — 0.1%
Medline Industries, Inc., USD Term Loan B,
0.000% 9/20/28 (a)	245,000	244,464
Health Care – Services — 0.2%
ADMI Corp., 2021 Incremental Term Loan B3, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/23/27	65,000	64,919
Air Methods Corp., 2017 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.500% VRN 4/22/24	54,013	53,515
CHG Healthcare Services, Inc., 2021 Term Loan,
0.000% 9/29/28 (a)	135,000	135,144
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
3.834% VRN 10/10/25	46,307	41,097
ICON Luxembourg S.A.R.L., LUX Term Loan, 3 mo. USD LIBOR + 2.500%
3.000% VRN 7/03/28	75,862	76,104
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
4.333% - 4.335% VRN 7/09/25	120,000	119,850
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.835% VRN 11/16/25	95,193	95,015
		585,644
Home Furnishing — 0.1%
Springs Windows Fashions, LLC, 2021 Term Loan B,
0.000% 10/06/28 (a)	290,000	287,645

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.834% VRN 12/22/26	$119,100	$116,038
Insurance — 0.2%
Acrisure LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.500%
3.632% VRN 2/15/27	122,498	121,248
AssuredPartners, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.584% VRN 2/12/27	240,016	238,415
Asurion LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.334% VRN 12/23/26	153,838	151,474
2021 Term Loan B9, 1 mo. USD LIBOR + 3.250%
3.334% VRN 7/31/27	74,867	73,726
OneDigital Borrower LLC
2020 Delayed Draw Term Loan, 3 mo. USD LIBOR + 5.250%
5.250% VRN 11/16/27 (b)	5,313	5,328
2020 Term Loan, 3 mo. USD LIBOR + 4.500%
5.250% VRN 11/16/27	164,276	164,755
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.834% VRN 9/03/26	34,213	34,106
		789,052
Internet — 0.2%
Endure Digital, Inc., Term Loan, 6 mo. USD LIBOR + 3.500%
4.250% VRN 2/10/28	140,000	139,125
Getty Images, Inc., 2019 USD Term Loan B, 1 mo. USD LIBOR + 4.500%
4.625% VRN 2/19/26	34,096	34,046
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
4.917% VRN 4/01/28	230,000	230,260
Proofpoint, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 8/31/28	130,000	129,285
		532,716
Leisure Time — 0.1%
ClubCorp Holdings, Inc., 2017 Term Loan B, 3 mo. USD LIBOR + 2.750%
2.882% VRN 9/18/24	19,387	18,183
Hayward Industries, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.500%
3.000% VRN 5/12/28	159,600	159,102
		177,285
Lodging — 0.0%
Caesars Resort Collection LLC, 2020 Term Loan B1, 3 mo. USD LIBOR + 3.500%
3.583% VRN 7/21/25	59,400	59,421
Machinery – Diversified — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, 3 mo. USD LIBOR + 3.000%
3.167% VRN 3/28/25	39,287	38,546

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TK Elevator Vertical US Newco, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 7/30/27	$198,504	$198,780
		237,326
Media — 0.2%
Cengage Learning, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.750%
5.750% VRN 6/29/26	170,000	170,986
DirecTV Financing, LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/22/27	73,125	73,148
The E.W. Scripps Co., 2019 Term Loan B2, 1 mo. USD LIBOR + 2.562%
3.313% VRN 5/01/26	115,687	115,274
Radiate Holdco, LLC, 2020 Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 9/25/26	133,988	133,795
		493,203
Packaging & Containers — 0.1%
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, 3 mo. USD LIBOR + 3.000%
3.131% VRN 6/29/25	24,707	24,550
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
3.750% VRN 8/04/27	77,981	77,895
Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan,
0.000% 10/02/28 (a)	110,000	110,069
TricorBraun Holdings, Inc.
2021 Delayed Draw Term Loan, 1 mo. USD LIBOR + 3.250%
3.250%- 3.334% VRN 3/03/28 (b)	12,854	12,775
2021 Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 3/03/28	57,003	56,655
		281,944
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	239,087	239,436
HC Group Holdings II, Inc., Term Loan B, 1 mo. USD LIBOR + 3.750%
3.834% VRN 8/06/26	153,053	152,976
ICON Luxembourg S.A.R.L., US Term Loan, 3 mo. USD LIBOR + 2.500%
3.000% VRN 7/03/28	18,901	18,961
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	224,438	224,691
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/02/28	225,000	225,363
		861,427
Pipelines — 0.1%
CQP Holdco LP, 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 6/05/28	219,150	218,420
Traverse Midstream Partners LLC, 2017 Term Loan, 1 mo. USD LIBOR + 5.500%
6.500% VRN 9/27/24	54,111	54,111
		272,531

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.2%
Great Outdoors Group LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	$173,688	$174,209
Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 3/03/28	124,375	124,330
PetSmart, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 3.750%
4.500% VRN 2/11/28	70,000	70,100
SRS Distribution, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 6/02/28	100,000	99,958
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 8/03/28	115,000	114,830
		583,427
Software — 0.8%
Ascend Learning LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 7/12/24	156,611	156,471
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 10/30/26	119,100	119,361
Castle US Holding Corp., USD Term Loan B, 3 mo. USD LIBOR + 3.750%
3.882% VRN 1/29/27	158,000	156,595
Cornerstone OnDemand, Inc., 2021 Term Loan,
0.000% 9/21/28 (a)	130,000	129,675
Cvent, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
3.834% VRN 11/29/24	98,219	97,774
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.084% VRN 10/16/26	74,433	74,412
Finastra USA, Inc.
USD 1st Lien Term Loan, 6 mo. USD LIBOR + 3.500%
4.500% VRN 6/13/24	63,323	62,776
USD 2nd Lien Term Loan, 6 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	20,000	20,093
Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4, 1 mo. USD LIBOR + 4.000%
4.750% VRN 12/01/27	247,157	247,908
Helios Software Holdings, Inc., 2021 USD Term Loan B, 6 mo. USD LIBOR + 3.750%
3.882% VRN 3/11/28	198,857	198,559
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 7/01/24	221,005	221,120
Mitchell International, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.334% VRN 11/29/24	147,328	147,053
Polaris Newco LLC, USD Term Loan B, 6 mo. USD LIBOR + 4.000%
4.500% VRN 6/02/28	310,000	310,583
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.090% VRN 4/26/24	186,845	186,679
Sophia, L.P., 2020 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 10/07/27	148,875	149,371
Tibco Software, Inc., 2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
3.840% VRN 6/30/26	128,338	127,296
The Ultimate Software Group, Inc.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Term Loan B, 1 mo. USD LIBOR + 3.750%
3.834% VRN 5/04/26	$122,792	$122,967
2021 Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 5/04/26	103,952	104,090
		2,632,783
Telecommunications — 0.2%
Altice France S.A., 2018 Term Loan B13, 3 mo. USD LIBOR + 4.000%
4.125% VRN 8/14/26	152,921	152,283
Avaya, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 4.000%
4.084% VRN 12/15/27	140,000	140,077
2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.334% VRN 12/15/27	38,781	38,827
GOGO Intermediate Holdings LLC, Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/30/28	60,000	60,050
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 3 mo. USD LIBOR + 4.750%
5.750% VRN 10/13/22 (b)	31,902	32,088
2017 Term Loan B3, PRIME + 4.750%
8.000% 11/27/23	155,000	156,716
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.084% VRN 3/09/27	59,882	59,323
		639,364
Transportation — 0.1%
First Student Bidco, Inc.
Term Loan C, 3 mo. USD LIBOR + 3.000%
3.500% VRN 7/21/28	41,789	41,538
Term Loan B, 2 mo. USD LIBOR + 3.000%
3.500% VRN 7/21/28	113,211	112,532
		154,070

TOTAL BANK LOANS (Cost $12,895,291)		12,953,529

CORPORATE DEBT — 24.3%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (c)	70,000	72,800
The Interpublic Group of Cos., Inc.
5.400% 10/01/48	250,000	335,829
Omnicom Group, Inc.
2.600% 8/01/31	95,000	96,644
		505,273
Aerospace & Defense — 0.3%
The Boeing Co.
2.950% 2/01/30	205,000	208,791
Northrop Grumman Corp.
5.150% 5/01/40	250,000	324,667
Teledyne Technologies, Inc.
2.250% 4/01/28	205,000	208,612
TransDigm, Inc.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 11/15/27	$100,000	$103,375
6.250% 3/15/26 (c)	150,000	156,955
8.000% 12/15/25 (c)	15,000	15,994
Triumph Group, Inc.
7.750% 8/15/25 (d)	55,000	54,313
		1,072,707
Agriculture — 0.2%
BAT Capital Corp.
3.462% 9/06/29	405,000	425,985
Bunge Ltd. Finance Corp.
2.750% 5/14/31	215,000	217,601
		643,586
Airlines — 0.1%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.750% 4/20/29 (c)	125,000	134,694
Southwest Airlines Co.
4.750% 5/04/23	200,000	212,968
United Airlines, Inc.
4.625% 4/15/29 (c)	65,000	67,174
		414,836
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.235%
1.360% FRN 2/15/23	210,000	209,165
General Motors Financial Co., Inc. 3 mo. USD LIBOR + .990%
1.135% FRN 1/05/23	575,000	580,636
Hyundai Capital America
1.800% 10/15/25 (c)	5,000	5,047
2.650% 2/10/25 (c)	410,000	425,989
Volkswagen Group of America Finance LLC
4.250% 11/13/23 (c)	220,000	235,945
		1,456,782
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
5.000% 10/01/29 (d)	130,000	126,842
Clarios Global LP/Clarios US Finance Co.
6.250% 5/15/26 (c)	103,000	108,219
The Goodyear Tire & Rubber Co.
5.250% 7/15/31 (c)	105,000	111,825
		346,886
Banks — 3.7%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (c)	405,000	392,779
Banco Davivienda SA 10 year CMT + 5.097%
6.650% VRN (c) (e)	200,000	213,502
Banco de Credito del Peru 5 year CMT + 3.000%
3.125% VRN 7/01/30 (c) (d)	200,000	198,000
Banco do Estado do Rio Grande do Sul SA 5 year CMT + 4.928%
5.375% VRN 1/28/31 (c) (d)	200,000	200,002
Banco Internacional del Peru SAA Interbank 1 year CMT + 3.711%
4.000% VRN 7/08/30 (c)	150,000	150,000

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banco Macro SA 5 year USD Swap + 5.463%
6.750% VRN 11/04/26 (c)	$200,000	$174,002
Banco Mercantil del Norte SA
7.625% (c)	200,000	223,000
Bangkok Bank PCL
5.000% (c)	200,000	208,000
Bank of America Corp.
SOFR + .960% 1.734% VRN 7/22/27	140,000	140,557
5 year CMT + 1.200% 2.482% VRN 9/21/36	380,000	372,028
Bank of Montreal 5 year USD Swap + 1.432%
3.803% VRN 12/15/32	275,000	301,140
Barclays PLC 3 mo. USD LIBOR + 1.380%
1.505% FRN 5/16/24	425,000	432,322
BNP Paribas SA SOFR + 1.507%
3.052% VRN 1/13/31 (c)	390,000	408,156
BPCE SA
1.000% 1/20/26 (c)	250,000	245,880
Citigroup, Inc. 3 mo. USD LIBOR + 1.100%
1.224% FRN 5/17/24	450,000	456,408
Commonwealth Bank of Australia
4.316% 1/10/48 (c)	305,000	359,563
Credit Agricole SA
3.750% 4/24/23 (c)	285,000	299,742
Credit Suisse Group AG SOFR + .980%
1.305% VRN 2/02/27 (c) (d)	500,000	488,628
Gilex Holding Sarl
8.500% 5/02/23 (c)	150,000	152,777
8.500% 5/02/23 (c)	150,000	152,777
The Goldman Sachs Group, Inc.
SOFR + .820% 0.870% FRN 9/10/27	145,000	145,378
3 mo. USD LIBOR + 1.170% 1.295% FRN 5/15/26	490,000	502,274
HSBC Holdings PLC 3 mo. USD LIBOR + 1.380%
1.494% FRN 9/12/26 (d)	510,000	526,500
Itau Unibanco Holding SA 5 year CMT + 3.981%
6.125% VRN (c) (e)	200,000	201,752
JP Morgan Chase & Co.
SOFR + 1.015% 2.069% VRN 6/01/29	165,000	165,225
SOFR + 2.040% 2.522% VRN 4/22/31	275,000	280,258
SOFR + 1.250% 2.580% VRN 4/22/32	180,000	182,338
The Korea Development Bank
1.625% 1/19/31	200,000	196,148
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	400,000	435,141
Macquarie Group Ltd.
SOFR + .910% 1.629% VRN 9/23/27 (c)	170,000	169,091
3 mo. USD LIBOR + 1.023% 3.189% VRN 11/28/23 (c)	60,000	61,778
3 mo. USD LIBOR + 1.330% 4.150% VRN 3/27/24 (c)	280,000	294,088
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	435,000	437,402
Morgan Stanley
SOFR + .525% 0.790% VRN 5/30/25	155,000	154,503
SOFR + 1.360% 2.484% VRN 9/16/36	380,000	371,626
National Australia Bank Ltd.
2.990% 5/21/31 (c)	250,000	252,698
NatWest Markets PLC
0.800% 8/12/24 (c)	200,000	199,566
NongHyup Bank
1.250% 7/20/25 (c)	200,000	199,012

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oversea-Chinese Banking Corp. Ltd. 5 year CMT + 1.580%
1.832% VRN 9/10/30 (c)	$500,000	$498,095
United Overseas Bank Ltd.
5 year CMT + 1.520% 1.750% VRN 3/16/31 (c)	200,000	198,396
5 year USD Swap + 1.794% 3.875% VRN (c) (e)	300,000	310,341
Wells Fargo & Co.
SOFR + 1.432% 2.879% VRN 10/30/30	215,000	223,920
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	195,000	209,230
		11,784,023
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	355,000	423,648
Constellation Brands, Inc.
2.875% 5/01/30	25,000	25,991
3.150% 8/01/29	175,000	186,962
Keurig Dr Pepper, Inc.
3.800% 5/01/50	190,000	212,378
Primo Water Holdings, Inc.
4.375% 4/30/29 (c)	70,000	69,981
Triton Water Holdings, Inc.
6.250% 4/01/29 (c)	65,000	66,056
		985,016
Biotechnology — 0.1%
Illumina, Inc.
0.550% 3/23/23	145,000	144,999
Royalty Pharma PLC
3.300% 9/02/40	200,000	198,947
		343,946
Building Materials — 0.2%
Builders FirstSource, Inc.
4.250% 2/01/32 (c)	100,000	102,128
Carrier Global Corp.
3.377% 4/05/40	235,000	246,083
Griffon Corp.
5.750% 3/01/28	170,000	178,500
Owens Corning
4.400% 1/30/48	175,000	204,115
		730,826
Chemicals — 0.3%
CVR Partners LP / CVR Nitrogen Finance Corp.
6.125% 6/15/28 (c)	45,000	47,194
Diamond BC BV
4.625% 10/01/29 (c)	90,000	91,350
LG Chem Ltd.
2.375% 7/07/31 (c)	200,000	196,470
MEGlobal Canada ULC
5.000% 5/18/25 (c)	200,000	220,840
Nutrien Ltd.
4.200% 4/01/29	365,000	415,756
SCIH Salt Holdings, Inc.
6.625% 5/01/29 (c) (d)	25,000	24,000

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WR Grace Holdings LLC
5.625% 8/15/29 (c)	$85,000	$87,551
		1,083,161
Coal — 0.0%
Peabody Energy Corp.
8.500% 12/31/24 (c)	45,471	40,185
SunCoke Energy, Inc.
4.875% 6/30/29 (c)	90,000	89,663
		129,848
Commercial Services — 0.3%
Adani International Container Terminal Pvt Ltd.
3.000% 2/16/31 (c)	196,000	190,207
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625% 7/15/26 (c)	70,000	74,010
9.750% 7/15/27 (c)	130,000	141,050
Garda World Security Corp.
6.000% 6/01/29 (c)	115,000	111,849
NESCO Holdings II, Inc.
5.500% 4/15/29 (c)	20,000	20,744
PSA Treasury Pte Ltd.
2.125% 9/05/29 (c)	200,000	201,645
Triton Container International Ltd.
1.150% 6/07/24 (c)	90,000	89,841
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (c)	85,000	88,506
		917,852
Computers — 0.3%
Dell International LLC/EMC Corp.
5.300% 10/01/29	375,000	452,897
Fortinet, Inc.
1.000% 3/15/26	215,000	211,642
NetApp, Inc.
1.875% 6/22/25	185,000	189,402
		853,941
Cosmetics & Personal Care — 0.0%
Coty, Inc.
5.000% 4/15/26 (c)	65,000	66,399
Diversified Financial Services — 1.3%
Air Lease Corp.
1.875% 8/15/26	140,000	139,448
Aircastle Ltd.
2.850% 1/26/28 (c)	215,000	217,568
Aviation Capital Group LLC
1.950% 9/20/26 (c)	350,000	346,108
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	265,000	273,142
BOC Aviation Ltd. 3 mo. USD LIBOR + 1.125%
1.257% FRN 9/26/23 (c)	340,000	340,872
CI Financial Corp.
4.100% 6/15/51 (d)	115,000	123,319

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Coinbase Global, Inc.
3.625% 10/01/31 (c) (d)	$25,000	$23,937
Discover Financial Services
4.100% 2/09/27	465,000	517,745
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (c)	112,750	110,777
Interoceanica IV Finance Ltd.
0.000% 11/30/25 (c)	537,113	499,730
Nationstar Mortgage Holdings, Inc.
5.500% 8/15/28 (c)	75,000	77,250
Navient Corp.
5.000% 3/15/27	60,000	61,711
NFP Corp.
6.875% 8/15/28 (c)	70,000	71,473
OneMain Finance Corp.
6.625% 1/15/28	120,000	138,000
PennyMac Financial Services, Inc.
4.250% 2/15/29 (c)	145,000	138,051
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (c)	100,819	99,307
Synchrony Financial
3.950% 12/01/27	320,000	352,809
Unifin Financiera SAB de CV 5 year CMT + 6.308%
8.875% VRN (c) (e)	300,000	229,128
The Western Union Co.
2.750% 3/15/31	425,000	425,102
		4,185,477
Electric — 3.2%
AES Andes SA 5 year USD Swap + 4.644%
7.125% VRN 3/26/79 (c)	200,000	212,300
AES Argentina Generacion SA
7.750% 2/02/24 (c)	150,000	133,500
AES Panama Generation Holdings SRL
4.375% 5/31/30 (c)	300,000	309,300
American Electric Power Co., Inc.
2.950% 12/15/22	313,000	320,208
Calpine Corp.
4.625% 2/01/29 (c)	40,000	39,400
5.125% 3/15/28 (c)	100,000	101,273
Duke Energy Corp.
3.950% 8/15/47	240,000	264,044
Empresa Electrica Angamos SA
4.875% 5/25/29 (c)	139,100	136,666
Empresas Publicas de Medellin ESP
4.375% 2/15/31 (c)	400,000	395,640
Entergy Corp.
2.800% 6/15/30	110,000	113,338
Eversource Energy
1.650% 8/15/30	225,000	213,450
Fenix Power Peru SA
4.317% 9/20/27 (c)	247,941	253,213
Georgia Power Co.
2.200% 9/15/24	220,000	228,427
3.250% 3/15/51	355,000	356,432
Guacolda Energia SA
4.560% 4/30/25 (c)	400,000	265,504

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Inkia Energy Ltd.
5.875% 11/09/27 (c)	$200,000	$208,180
JSW Hydro Energy Ltd.
4.125% 5/18/31 (c)	200,000	198,600
Korea East-West Power Co. Ltd.
1.750% 5/06/25 (c)	200,000	203,236
LLPL Capital Pte Ltd.
6.875% 2/04/39 (c)	269,010	316,087
Minejesa Capital BV
4.625% 8/10/30 (c)	400,000	411,344
Monongahela Power Co.
5.400% 12/15/43 (c)	145,000	188,779
NextEra Energy Capital Holdings, Inc.
2.250% 6/01/30	750,000	753,330
3.550% 5/01/27	195,000	213,827
NRG Energy, Inc.
2.000% 12/02/25 (c)	145,000	147,358
3.625% 2/15/31 (c)	145,000	142,426
Pacific Gas and Electric Co.
1.367% 3/10/23	165,000	164,414
2.500% 2/01/31	230,000	218,541
Pampa Energia SA
9.125% 4/15/29 (c)	150,000	138,893
PG&E Corp.
5.000% 7/01/28 (d)	45,000	45,712
Pike Corp.
5.500% 9/01/28 (c)	85,000	86,619
PSEG Power LLC
3.850% 6/01/23	260,000	273,475
Sierra Pacific Power Co.
2.600% 5/01/26	1,000,000	1,055,959
The Southern Co.
3.700% 4/30/30	500,000	548,500
5 year CMT + 2.915% 3.750% VRN 9/15/51	135,000	137,727
Transelec SA
3.875% 1/12/29 (c)	250,000	270,855
Xcel Energy, Inc.
3.300% 6/01/25	1,000,000	1,066,890
		10,133,447
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.750% 6/15/28 (c)	110,000	111,897
Electronics — 0.1%
Arrow Electronics, Inc.
3.875% 1/12/28	195,000	210,552
Vontier Corp.
2.400% 4/01/28 (c)	115,000	113,252
		323,804
Energy – Alternate Sources — 0.2%
Empresa Electrica Cochrane SpA
5.500% 5/14/27 (c)	340,720	348,815

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UEP Penonome II SA
6.500% 10/01/38 (c)	$197,194	$205,577
		554,392
Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd.
3.375% 4/30/25 (c)	300,000	318,172
3.625% 4/28/26 (c)	300,000	322,284
		640,456
Entertainment — 0.3%
Bally's Corp.
6.750% 6/01/27 (c)	81,000	88,189
Boyne USA, Inc.
4.750% 5/15/29 (c)	195,000	201,337
Caesars Entertainment, Inc.
6.250% 7/01/25 (c)	105,000	110,539
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250% 10/15/25 (c)	38,000	38,517
Cedar Fair LP
5.250% 7/15/29	75,000	76,949
Lions Gate Capital Holdings LLC
5.500% 4/15/29 (c)	80,000	82,702
Live Nation Entertainment, Inc.
6.500% 5/15/27 (c)	90,000	99,000
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (c)	65,000	66,219
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625% 9/01/29 (c)	105,000	106,050
5.875% 9/01/31 (c)	105,000	106,065
Scientific Games International, Inc.
7.250% 11/15/29 (c)	75,000	84,273
		1,059,840
Environmental Controls — 0.1%
GFL Environmental, Inc.
4.000% 8/01/28 (c)	140,000	138,950
Madison IAQ LLC
4.125% 6/30/28 (c)	85,000	85,000
5.875% 6/30/29 (c)	70,000	70,525
		294,475
Food — 0.5%
B&G Foods, Inc.
5.250% 9/15/27 (d)	50,000	52,149
Flowers Foods, Inc.
2.400% 3/15/31	100,000	99,829
Kraft Heinz Foods Co.
5.000% 7/15/35	40,000	49,182
5.200% 7/15/45	115,000	144,028
Mondelez International, Inc.
1.875% 10/15/32	135,000	129,345
Performance Food Group, Inc.
4.250% 8/01/29 (c)	65,000	65,163
5.500% 10/15/27 (c)	115,000	120,405

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Post Holdings, Inc.
4.625% 4/15/30 (c)	$110,000	$110,850
Smithfield Foods, Inc.
4.250% 2/01/27 (c)	365,000	398,861
Sysco Corp.
3.300% 2/15/50	330,000	337,692
United Natural Foods, Inc.
6.750% 10/15/28 (c)	75,000	81,188
US Foods, Inc.
6.250% 4/15/25 (c)	15,000	15,734
		1,604,426
Gas — 0.2%
The Brooklyn Union Gas Co.
4.487% 3/04/49 (c)	355,000	412,802
The East Ohio Gas Co.
3.000% 6/15/50 (c)	220,000	218,953
		631,755
Health Care – Products — 0.0%
Mozart Debt Merger Sub, Inc.
5.250% 10/01/29 (f)	25,000	25,000
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
7.250% 2/01/28 (c)	84,000	89,890
		114,890
Health Care – Services — 0.6%
Anthem, Inc.
2.375% 1/15/25	190,000	197,888
Centene Corp.
2.500% 3/01/31	380,000	374,775
3.000% 10/15/30	60,000	61,500
CHS/Community Health Systems, Inc.
6.000% 1/15/29 (c)	95,000	100,700
6.875% 4/15/29 (c)	70,000	70,078
HCA, Inc.
4.125% 6/15/29	175,000	195,664
Health Care Service Corp.
3.200% 6/01/50 (c)	130,000	133,341
Legacy LifePoint Health LLC
4.375% 2/15/27 (c)	90,000	89,532
6.750% 4/15/25 (c)	55,000	57,836
Radiology Partners, Inc.
9.250% 2/01/28 (c)	95,000	102,165
RP Escrow Issuer LLC
5.250% 12/15/25 (c)	105,000	108,019
Select Medical Corp.
6.250% 8/15/26 (c)	150,000	157,740
Tenet Healthcare Corp.
5.125% 11/01/27 (c)	155,000	161,588
6.125% 10/01/28 (c)	130,000	136,487
		1,947,313
Home Builders — 0.0%
Mattamy Group Corp.
4.625% 3/01/30 (c)	120,000	122,623

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.000% 12/31/26 (c)	$100,000	$99,852
7.000% 12/31/27 (c) (d)	65,000	62,238
		162,090
Housewares — 0.0%
SWF Escrow Issuer Corp.
6.500% 10/01/29 (c) (f)	110,000	107,173
Insurance — 0.6%
Acrisure LLC / Acrisure Finance, Inc.
4.250% 2/15/29 (c)	125,000	123,594
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750% 10/15/27 (c)	80,000	82,800
AmWINS Group, Inc.
4.875% 6/30/29 (c)	65,000	65,975
Athene Global Funding SOFR + .560%
0.610% FRN 8/19/24 (c)	410,000	410,605
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	140,000	137,598
Brighthouse Financial Global Funding
1.000% 4/12/24 (c)	85,000	85,490
2.000% 6/28/28 (c)	120,000	119,389
First American Financial Corp.
2.400% 8/15/31	100,000	97,323
GTCR AP Finance, Inc.
8.000% 5/15/27 (c)	95,000	100,225
Prudential Financial, Inc.
3.905% 12/07/47	185,000	213,972
Willis North America, Inc.
4.500% 9/15/28	335,000	383,419
		1,820,390
Internet — 0.2%
Endure Digital, Inc.
6.000% 2/15/29 (c)	95,000	90,250
Expedia Group, Inc.
2.950% 3/15/31	85,000	85,802
3.800% 2/15/28	200,000	216,900
Uber Technologies, Inc.
4.500% 8/15/29 (c)	65,000	65,342
7.500% 9/15/27 (c)	90,000	98,269
		556,563
Investment Companies — 0.2%
Ares Capital Corp.
2.150% 7/15/26	210,000	210,466
Temasek Financial I Ltd. Co.
1.000% 10/06/30 (c) (d)	350,000	325,197
		535,663
Iron & Steel — 0.1%
POSCO
2.750% 7/15/24 (c)	200,000	209,332

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.1%
Carnival Corp.
5.750% 3/01/27 (c)	$95,000	$98,087
Viking Cruises Ltd.
13.000% 5/15/25 (c)	30,000	34,538
5.875% 9/15/27 (c)	160,000	154,800
		287,425
Lodging — 0.2%
Boyd Gaming Corp.
4.750% 6/15/31 (c)	140,000	144,375
Marriott International, Inc.
2.750% 10/15/33	195,000	190,473
Marriott International, Inc.
3.125% 6/15/26	200,000	213,838
MGM Resorts International
6.750% 5/01/25	135,000	142,256
		690,942
Machinery – Construction & Mining — 0.1%
The Weir Group PLC
2.200% 5/13/26 (c)	245,000	247,329
Machinery – Diversified — 0.1%
Flowserve Corp.
2.800% 1/15/32	210,000	207,560
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (c)	65,000	64,675
4.750% 3/01/30 (c)	105,000	109,706
Cengage Learning, Inc.
9.500% 6/15/24 (c)	85,000	86,984
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42 (f)	165,000	161,096
4.908% 7/23/25	190,000	213,609
Comcast Corp.
3.400% 4/01/30	195,000	214,620
3.950% 10/15/25	150,000	166,338
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (c)	50,000	33,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875% 8/15/27 (c)	60,000	62,625
DISH DBS Corp.
5.125% 6/01/29	65,000	63,686
DISH DBS Corp.
5.875% 11/15/24	40,000	43,011
GCI LLC
4.750% 10/15/28 (c)	90,000	94,515
iHeartCommunications, Inc.
8.375% 5/01/27	25,000	26,719
Nexstar Media, Inc.
5.625% 7/15/27 (c)	65,000	68,838
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% 9/15/26 (c)	75,000	77,438
Scripps Escrow, Inc.
5.875% 7/15/27 (c)	95,000	97,494

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Univision Communications, Inc.
4.500% 5/01/29 (c)	$65,000	$66,056
VTR Finance NV
6.375% 7/15/28 (c)	200,000	215,500
		1,865,910
Mining — 0.5%
Anglo American Capital PLC
4.500% 3/15/28 (c)	385,000	433,807
Antofagasta PLC
2.375% 10/14/30 (c)	200,000	193,002
Arconic Corp.
6.125% 2/15/28 (c)	130,000	137,802
Glencore Funding LLC
1.625% 4/27/26 (c)	200,000	198,905
3.375% 9/23/51 (c)	130,000	123,211
Nexa Resources SA
5.375% 5/04/27 (c)	200,000	209,002
Vedanta Resources Co.
9.250% 4/23/26 (c)	200,000	190,500
Vedanta Resources Ltd.
6.125% 8/09/24 (c)	200,000	179,500
		1,665,729
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
5.875% 1/14/38	210,000	283,163
6.875% 1/10/39	110,000	163,620
		446,783
Oil & Gas — 1.5%
Apache Corp.
4.375% 10/15/28	60,000	64,875
4.625% 11/15/25	40,000	43,155
BP Capital Markets America, Inc.
2.939% 6/04/51	140,000	132,608
3.001% 3/17/52	195,000	185,964
Chesapeake Energy Corp.
5.875% 2/01/29 (c)	100,000	106,750
CNX Resources Corp.
6.000% 1/15/29 (c)	65,000	68,737
Cosan Overseas Ltd.
8.250% (c) (e)	500,000	512,505
Diamondback Energy, Inc.
2.875% 12/01/24	124,000	130,180
EQT Corp.
7.500% STEP 2/01/30	50,000	64,360
Exxon Mobil Corp.
4.227% 3/19/40	190,000	225,125
Gran Tierra Energy International Holdings Ltd.
6.250% 2/15/25 (c)	400,000	348,812
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 2/01/29 (c)	45,000	46,238
6.250% 11/01/28 (c)	100,000	103,622
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375% 6/01/28 (c)	200,000	201,752

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Marathon Petroleum Corp.
5.125% 12/15/26	$310,000	$360,318
Medco Bell Pte Ltd.
6.375% 1/30/27 (c)	200,000	201,750
MEG Energy Corp.
5.875% 2/01/29 (c)	15,000	15,338
7.125% 2/01/27 (c)	105,000	110,230
Occidental Petroleum Corp.
6.125% 1/01/31 (d)	85,000	102,000
6.450% 9/15/36	50,000	62,906
6.625% 9/01/30	60,000	74,025
8.000% 7/15/25	50,000	59,700
Ovintiv, Inc.
7.375% 11/01/31	55,000	74,526
Parkland Corp.
4.500% 10/01/29 (c)	90,000	91,224
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (d)	80,000	80,310
Petrobras Global Finance BV
5.500% 6/10/51	40,000	37,222
Petronas Capital Ltd.
3.500% 4/21/30 (c)	200,000	216,408
Pioneer Natural Resources Co.
1.900% 8/15/30	300,000	286,806
PTTEP Treasury Center Co. Ltd.
2.587% 6/10/27 (c)	200,000	206,775
SA Global Sukuk Ltd.
2.694% 6/17/31 (c)	200,000	201,722
Southwestern Energy Co.
5.375% 2/01/29 (c)	75,000	80,236
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29	35,000	35,499
6.000% 4/15/27	90,000	93,712
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	150,000	149,239
Transocean, Inc.
11.500% 1/30/27 (c)	36,000	37,080
		4,811,709
Oil & Gas Services — 0.2%
Halliburton Co.
2.920% 3/01/30 (d)	125,000	129,146
5.000% 11/15/45	90,000	107,614
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 9/01/27	185,000	195,645
Weatherford International Ltd.
6.500% 9/15/28 (c)	70,000	72,100
		504,505
Packaging & Containers — 0.3%
Berry Global, Inc.
1.650% 1/15/27 (c)	120,000	118,489
CCL Industries, Inc.
3.050% 6/01/30 (c) (d)	165,000	172,681
Packaging Corp. of America
3.400% 12/15/27	215,000	234,043

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WRKCo, Inc.
3.750% 3/15/25	$370,000	$400,304
		925,517
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.700% 5/14/45	355,000	437,043
Bausch Health Cos., Inc.
6.250% 2/15/29 (c)	115,000	113,795
Bristol-Myers Squibb Co.
4.350% 11/15/47	320,000	400,337
Cigna Corp.
4.900% 12/15/48	230,000	293,420
CVS Health Corp.
5.050% 3/25/48	180,000	231,887
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc.
6.125% 4/01/29 (c)	60,000	60,000
Viatris, Inc.
1.650% 6/22/25 (c)	135,000	136,304
		1,672,786
Pipelines — 1.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750% 3/01/27 (c)	54,000	55,785
Enable Midstream Partners LP
4.400% 3/15/27	120,000	132,879
5.000% STEP 5/15/44	190,000	207,813
Enbridge, Inc.
3.400% 8/01/51	170,000	170,836
Energy Transfer LP
3.900% 7/15/26	750,000	818,401
Energy Transfer LP
4.750% 1/15/26	185,000	206,680
EQM Midstream Partners LP
4.750% 1/15/31 (c)	140,000	145,603
Fermaca Enterprises S de RL de CV
6.375% 3/30/38 (c)	204,422	232,530
Galaxy Pipeline Assets Bidco Ltd.
2.625% 3/31/36 (c)	200,000	196,895
GNL Quintero SA
4.634% 7/31/29 (c)	235,300	254,715
Hess Midstream Operations LP
4.250% 2/15/30 (c)	130,000	131,696
5.125% 6/15/28 (c)	110,000	114,901
Kinder Morgan Energy Partners LP
6.950% 1/15/38	270,000	382,044
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (c)	135,000	137,531
NGPL PipeCo LLC
3.250% 7/15/31 (c)	70,000	71,672
NuStar Logistics LP
6.375% 10/01/30	90,000	99,000
Oleoducto Central SA
4.000% 7/14/27 (c)	200,000	206,000
ONEOK, Inc.
3.400% 9/01/29	90,000	95,890

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sabine Pass Liquefaction LLC
5.000% 3/15/27	$170,000	$195,348
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.500% 3/01/30	100,000	109,344
Venture Global Calcasieu Pass LLC
4.125% 8/15/31 (c)	100,000	104,250
Western Midstream Operating LP
4.350% STEP 2/01/25	75,000	79,141
		4,148,954
Real Estate — 0.0%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (c)	70,000	72,608
7.625% 6/15/25 (c)	50,000	53,313
		125,921
Real Estate Investment Trusts (REITS) — 1.3%
Agree LP
2.600% 6/15/33	85,000	83,950
Alexandria Real Estate Equities, Inc.
3.000% 5/18/51	130,000	126,143
American Tower Corp.
3.375% 10/15/26	472,000	510,784
3.600% 1/15/28	370,000	402,658
Boston Properties LP
3.400% 6/21/29	275,000	297,627
Crown Castle International Corp.
3.650% 9/01/27	410,000	450,556
3.700% 6/15/26	700,000	763,612
4.000% 3/01/27	225,000	250,086
Equinix, Inc.
1.800% 7/15/27	230,000	230,958
Iron Mountain, Inc.
4.500% 2/15/31 (c)	60,000	60,858
Lexington Realty Trust
2.375% 10/01/31	120,000	116,210
National Retail Properties, Inc.
2.500% 4/15/30	115,000	116,419
Office Properties Income Trust
2.400% 2/01/27	165,000	162,970
2.650% 6/15/26	40,000	40,333
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875% 5/15/29 (c)	75,000	76,875
Sabra Health Care LP
3.200% 12/01/31	45,000	43,983
Simon Property Group LP
2.450% 9/13/29	190,000	193,910
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.500% 2/15/29 (c)	70,000	72,007
Vornado Realty LP
2.150% 6/01/26	70,000	71,067
Welltower, Inc.
2.800% 6/01/31	210,000	216,078
		4,287,084

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.6%
Ambience Merger Sub, Inc.
7.125% 7/15/29 (c)	$40,000	$39,900
CK Hutchison International 20 Ltd.
2.500% 5/08/30 (c)	200,000	203,196
Dollar Tree, Inc.
4.000% 5/15/25	325,000	355,066
Ferrellgas LP / Ferrellgas Finance Corp.
5.375% 4/01/26 (c)	55,000	53,757
Golden Nugget, Inc.
6.750% 10/15/24 (c) (d)	175,000	175,227
McDonald's Corp.
3.600% 7/01/30	205,000	227,770
4.450% 3/01/47	190,000	231,270
SRS Distribution, Inc.
4.625% 7/01/28 (c)	100,000	102,020
Staples, Inc.
7.500% 4/15/26 (c)	55,000	55,825
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000% 6/01/31 (c)	100,000	103,750
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (c)	120,000	123,900
Victoria's Secret & Co.
4.625% 7/15/29 (c)	135,000	136,688
		1,808,369
Semiconductors — 0.5%
Broadcom, Inc.
3.419% 4/15/33 (c)	306,000	317,129
Marvell Technology, Inc.
4.200% 6/22/23 (c)	385,000	406,512
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.875% 6/18/26 (c)	190,000	209,245
TSMC Global Ltd.
1.250% 4/23/26 (c)	665,000	658,156
		1,591,042
Software — 0.3%
Activision Blizzard, Inc.
1.350% 9/15/30 (d)	230,000	212,917
Clarivate Science Holdings Corp.
4.875% 7/01/29 (c)	80,000	80,220
Oracle Corp.
3.850% 4/01/60	240,000	243,213
Roper Technologies, Inc.
1.750% 2/15/31	455,000	433,365
		969,715
Telecommunications — 1.0%
AT&T, Inc.
2.750% 6/01/31	100,000	102,448
3.500% 9/15/53	619,000	609,222
Avaya, Inc.
6.125% 9/15/28 (c)	80,000	84,118
CommScope, Inc.
4.750% 9/01/29 (c)	80,000	80,100

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Digicel Group Holdings Ltd.
7.000% (c) (e)	$80,771	$66,030
8.000% 4/01/25 (c)	54,430	48,443
Frontier Communications Holdings LLC
5.000% 5/01/28 (c)	60,000	63,000
5.875% 10/15/27 (c)	30,000	31,875
6.750% 5/01/29 (c)	30,000	31,613
GTT Communications, Inc.
7.875% 12/31/24 (c)	50,000	5,000
KT Corp.
2.500% 7/18/26 (c)	200,000	209,051
Lumen Technologies, Inc.
4.000% 2/15/27 (c)	85,000	86,853
5.125% 12/15/26 (c)	105,000	108,937
NBN Co. Ltd.
1.450% 5/05/26 (c)	200,000	199,114
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	207,306
2.550% 2/15/31	500,000	501,219
2.875% 2/15/31	30,000	30,255
3.375% 4/15/29	35,000	36,514
3.375% 4/15/29 (c)	15,000	15,649
3.400% 10/15/52 (c)	170,000	165,687
Verizon Communications, Inc.
2.650% 11/20/40	25,000	23,438
4.400% 11/01/34	335,000	396,186
		3,102,058
Transportation — 0.5%
CSX Corp.
3.800% 11/01/46	350,000	394,946
Empresa de Transporte de Pasajeros Metro SA
5.000% 1/25/47 (c)	750,000	903,750
FedEx Corp.
4.750% 11/15/45	160,000	194,643
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% 7/31/29 (c)	80,000	78,900
		1,572,239
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.200% 4/01/27 (c)	185,000	208,448

TOTAL CORPORATE DEBT (Cost $75,057,076)		77,591,113

MUNICIPAL OBLIGATIONS — 0.1%
State of California BAB, General Obligation
7.550% 4/01/39	190,000	320,159

TOTAL MUNICIPAL OBLIGATIONS (Cost $282,944)		320,159

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.3%
Commercial Mortgage-Backed Securities — 8.3%
BANK
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	373,888

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-BN10, Class C, 4.163% VRN 2/15/61 (g)	$310,000	$332,518
Series 2017-BNK5, Class C, 4.396% VRN 6/15/60 (g)	200,000	214,374
Benchmark Mortgage Trust
Series 2021-B28, Class XA, 1.406% VRN 8/15/54 (g)	3,973,362	393,512
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	374,464
Series 2020-B18, Class C, 3.772% VRN 7/15/53 (g)	354,000	375,011
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (c)	378,000	382,319
BX Trust
Series 2021-VOLT, Class F, 1 mo. USD LIBOR + 2.400% 2.500% FRN 9/15/36 (c)	405,000	405,508
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (c) (g)	374,000	383,849
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
1.147% VRN 1/10/48 (g)	5,503,582	205,586
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	201,000	142,361
Series 2019-GC41, Class B, 3.199% 8/10/56	377,000	397,783
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (c) (g)	200,000	196,332
Series 2020-420K, Class E, 3.422% VRN 11/10/42 (c) (g)	200,000	185,361
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (g)	340,000	366,199
Series 2015-GC31, Class C, 4.188% VRN 6/10/48 (g)	700,000	721,493
Commercial Mortgage Pass-Through Certificates
Series 2014-CR20, Class C, 4.654% VRN 11/10/47 (g)	411,000	425,963
Series 2015-LC23, Class C, 4.770% VRN 10/10/48 (g)	470,000	505,800
Series 2016-CR28, Class C, 4.792% VRN 2/10/49 (g)	465,000	498,620
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.000%
3.084% FRN 11/15/36 (c)	209,000	209,000
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.966% VRN 4/15/50 (g)	8,037,978	180,576
Series 2020-C19, Class C, 3.735% VRN 3/15/53 (g)	332,000	341,667
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	368,164
Series 2016-C6, Class B, 3.924% VRN 1/15/49 (g)	298,000	319,741
Series 2015-C4, Class C, 4.713% VRN 11/15/48 (g)	427,000	459,210
Series 2018-C14, Class C, 5.052% VRN 11/15/51 (g)	405,000	446,189
Series 2016-C6, Class C, 5.086% VRN 1/15/49 (g)	378,000	395,418
DBGS Mortgage Trust, Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.600%
2.684% FRN 6/15/33 (c)	550,000	536,443
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class E, 4.095% VRN 12/10/36 (c) (g)	169,000	174,658
Series 2019-FBLU, Class G, 4.095% VRN 12/10/36 (c) (g)	176,000	176,064
Great Wolf Trust, Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933%
2.017% FRN 12/15/36 (c)	392,000	389,551
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.908% VRN 11/10/48 (g)	7,789,588	220,843
Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250% 1.334% FRN 7/15/35 (c)	167,000	163,669
Series 2013-GC10, Class XA, 1.625% VRN 2/10/46 (g)	4,270,140	60,055
Series 2014-GC26, Class D, 4.660% VRN 11/10/47 (c) (g)	1,117,000	748,692
GSCG Trust, Series 2019-600C, Class E,
4.118% VRN 9/06/34 (c) (g)	497,000	494,841
Hospitality Mortgage Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150%
3.234% FRN 11/15/36 (c)	409,208	402,561
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 1.057% VRN 1/15/49 (g)	3,826,909	119,421
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	181,757
JPMBB Commercial Mortgage Securities Trust

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-C30, Class XA, 0.644% VRN 7/15/48 (g)	$9,194,908	$153,273
Series 2015-C29, Class XA, 0.776% VRN 5/15/48 (g)	6,660,399	129,586
Series 2014-C25, Class XA, 0.980% VRN 11/15/47 (g)	3,982,005	88,213
Series 2015-C28, Class XA, 1.104% VRN 10/15/48 (g)	6,602,640	170,121
Series 2015-C27, Class D, 3.944% VRN 2/15/48 (c) (g)	704,000	635,671
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	350,295
Series 2014-C23, Class D, 4.133% VRN 9/15/47 (c) (g)	391,000	391,928
Series 2015-C29, Class C, 4.338% VRN 5/15/48 (g)	162,000	161,690
Series 2015-C33, Class C, 4.765% VRN 12/15/48 (g)	527,000	559,887
Series 2015-C32, Class C, 4.799% VRN 11/15/48 (g)	87,000	71,700
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C,
3.849% VRN 5/13/53 (g)	327,000	348,647
MF1 Ltd., Series 2020-FL3, Class AS, SOFR30A + 2.964%
3.015% FRN 7/15/35 (c)	318,000	322,370
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class D, 3.237% VRN 12/15/47 (c) (g)	504,000	473,892
Series 2015-C23, Class C, 4.282% VRN 7/15/50 (g)	650,000	670,882
Series 2015-C27, Class C, 4.657% VRN 12/15/47 (g)	351,000	357,819
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class XA, 1.024% VRN 12/15/48 (g)	6,129,782	186,009
Series 2021-L6, Class C, 3.580% VRN 6/15/54 (g)	388,000	399,379
MSCG Trust, Series 2018-SELF, Class F, 1 mo. USD LIBOR + 3.050%
3.134% FRN 10/15/37 (c)	226,000	226,000
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.200%
2.284% FRN 6/15/35 (c)	368,000	341,860
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class XA, 2.073% VRN 10/10/48 (g)	3,630,268	222,986
Series 2016-C5, Class B, 3.933% 10/10/48	411,000	427,064
SLG Office Trust
Series 2021-OVA, Class E, 2.851% 7/15/41 (c)	260,000	251,965
Series 2021-OVA, Class F, 2.851% 7/15/41 (c)	260,000	239,242
TTAN, Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.900%
2.984% FRN 3/15/38 (c)	385,000	385,121
UBS Commercial Mortgage Trust
Series 2017-C2, Class B, 3.993% VRN 8/15/50 (g)	332,000	352,363
Series 2017-C1, Class B, 4.036% 6/15/50	328,000	351,626
Series 2017-C6, Class B, 4.154% VRN 12/15/50 (g)	340,000	372,586
Series 2017-C6, Class C, 4.593% VRN 12/15/50 (g)	400,000	435,071
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class C,
4.217% VRN 3/10/46 (c) (g)	393,000	391,239
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.803% VRN 7/15/58 (g)	10,017,941	203,398
Series 2015-P2, Class XA, 1.117% VRN 12/15/48 (g)	4,128,770	145,460
Series 2019-C53, Class XA, 1.147% VRN 10/15/52 (g)	4,330,271	284,462
Series 2020-C57, Class XA, 2.229% VRN 8/15/53 (g)	2,220,737	336,424
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	344,299
Series 2016-NXS6, Class B, 3.811% 11/15/49	248,000	261,527
Series 2017-C39, Class C, 4.118% 9/15/50	206,000	218,795
Series 2015-C28, Class C, 4.230% VRN 5/15/48 (g)	248,000	252,840
Series 2019-C50, Class C, 4.345% 5/15/52	409,000	437,147
Series 2016-LC24, Class C, 4.580% VRN 10/15/49 (g)	325,000	345,478
Series 2016-C37, Class C, 4.638% VRN 12/15/49 (g)	376,000	400,956
Series 2015-NXS4, Class C, 4.848% VRN 12/15/48 (g)	421,000	456,824
		26,425,556

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 1.5%
GSAA Home Equity Trust, Series 2007-10, Class A2A
6.500% 11/25/37	$3,558,500	$2,228,994
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE6, Class A2C, 1 mo. USD LIBOR + .150%
0.236% FRN 9/25/36	5,485,853	2,541,866
		4,770,860
Other Asset-Backed Securities — 10.4%
AASET US Ltd., Series 2018-1A, Class A
3.844% 1/16/38 (c)	487,467	479,873
Blackbird Capital Aircraft, Series 2021-1A, Class B
3.446% 7/15/46 (c)	746,094	749,623
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (c)	713,542	699,379
BlueMountain CLO Ltd.
Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.600% 2.734% FRN 4/20/31 (c)	1,000,000	954,307
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 4.284% FRN 1/20/29 (c)	1,000,000	1,000,415
Catamaran CLO 2016-1 Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.750%
3.884% FRN 1/18/29 (c)	500,000	495,074
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (c)	220,833	221,832
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (c)	646,999	696,752
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 3 mo. USD LIBOR + 3.100%
3.225% FRN 8/15/31 (c)	500,000	500,573
Gilbert Park CLO Ltd.
Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950% 3.076% FRN 10/15/30 (c)	500,000	500,020
Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.400% 6.526% FRN 10/15/30 (c)	1,000,000	1,000,303
Grippen Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.300%
3.434% FRN 1/20/30 (c)	1,000,000	1,000,282
Helios Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (c)	420,988	434,506
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (c)	145,452	150,133
Highbridge Loan Management Ltd., Series 13A-18, Class D, 3 mo. USD LIBOR + 3.000%
3.126% FRN 10/15/30 (c)	500,000	490,133
Invitation Homes Trust, Series 2018-SFR1, Class C, 1 mo. USD LIBOR + 1.250%
1.334% FRN 3/17/37 (c)	1,144,836	1,145,178
ITE Rail Fund Levered LP, Series 2021-1A, Class A
2.250% 2/28/51 (c)	971,270	975,448
JOL Air Ltd., Series 2019-1, Class A
3.967% 4/15/44 (c)	419,947	416,231
Long Beach Mortgage Loan Trust, Series 2006-7, Class 1A, 1 mo. USD LIBOR + .155%
0.241% FRN 8/25/36	2,958,715	1,837,634
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (c)	398,234	397,307

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding Ltd., Series 2014-14A, Class DRR, 3 mo. USD LIBOR + 2.950%
3.088% FRN 10/22/30 (c)	$500,000	$500,013
Marble Point CLO XXI Ltd., Series 2021-3A, Class D1, 3 mo. USD LIBOR + 3.500%
3.629% FRN 10/17/34 (c)	500,000	499,992
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150%
0.236% FRN 8/25/37	1,601,396	1,551,036
Mosaic Solar Loan Trust, Series 2021-3A, Class B
1.920% 6/20/52 (c)	500,000	498,184
Mosaic Solar Loans Trust
Series 2020-1A, Class A, 2.100% 4/20/46 (c)	342,133	346,676
Series 2020-2A, Class B, 2.210% 8/20/46 (c)	389,270	387,937
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	296,257	315,087
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.050%
3.184% FRN 10/20/30 (c)	500,000	500,008
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 3.300%
3.434% FRN 3/17/30 (c)	1,000,000	1,000,081
Pagaya AI Debt Selection Trust, Series 2021-2, Class Note
3.000% 1/25/29 (c)	710,595	710,757
Primose Funding LLC, Series 2019-1A, Class A2
4.475% 7/30/49 (c)	982,500	1,025,773
Sound Point CLO XXIII, Series 2019-2A, Class DR, 3 mo. USD LIBOR + 3.300%
3.448% FRN 7/15/34 (c)	500,000	500,255
Sprite Ltd., Series 2017-1, Class A
4.250% 12/15/37 (c)	313,301	311,173
START Ireland, Series 2019-1, Class A
4.089% 3/15/44 (c)	302,305	302,441
Sunnova Sol III Issuer LLC, Series 2021-1, Class A
2.580% 4/28/56 (c)	494,104	491,826
Sunrun Atlas Issuer LLC, Series 2019-2, Class A
3.610% 2/01/55 (c)	716,551	760,584
Symphony CLO Ltd., Series 2015-16A, Class DR, 3 mo. USD LIBOR + 3.050%
3.176% FRN 10/15/31 (c)	500,000	500,064
Textainer Marine Containers Ltd., Series 2020-2A, Class A
2.100% 9/20/45 (c)	452,566	456,953
Thunderbolt Aircraft Lease Ltd.
Series 2018-A, Class A, 4.147% STEP 9/15/38 (c)	438,214	435,528
Series 2017-A, Class A, 4.212% STEP 5/17/32 (c)	819,623	819,004
TIF Funding II LLC, Series 2021-1A, Class A
1.650% 2/20/46 (c)	948,333	930,465
TPG Real Estate Finance Issuer Ltd., Series 2018-FL2, Class AS, 1 mo. USD LIBOR + 1.450%
1.534% FRN 11/15/37 (c)	314,000	313,900
Triumph Rail LLC, Series 2021-2, Class A
2.150% 6/19/51 (c)	743,469	748,198
Upstart Securitization Trust
Series 2021-3, Class B, 1.660% 7/20/31 (c)	500,000	497,897
Series 2021-4, Class B, 1.840% 9/20/31 (c)	700,000	699,960
Series 2021-3, Class C, 3.280% 7/20/31 (c)	500,000	501,139
Vantage Data Centers LLC, Series 2020-2A, Class A2
1.992% 9/15/45 (c)	375,000	373,536

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (c)	$500,000	$497,181
VB-S1 Issuer LLC, Series 2020-1A, Class C2
3.031% 6/15/50 (c)	500,000	520,210
Washington Mutural Asset-Backed Certificates WMABS Trust, Series 2006-HE5, Class 2A2, 1 mo. USD LIBOR + .180%
0.266% FRN 10/25/36	61,434	32,172
Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 3 mo. USD LIBOR + 1.170%
1.344% FRN 7/20/32 (c)	500,000	500,165
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (c)	730,687	730,900
Wind River CLO Ltd., Series 2017-1A, Class DR, 3 mo. USD LIBOR + 3.720%
3.854% FRN 4/18/36 (c)	1,000,000	1,000,499
		33,404,597
Student Loans Asset-Backed Securities — 0.4%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200%
1.286% FRN 12/26/47 (c)	292,323	294,170
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	365,588
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	517,930
		1,177,688
Whole Loan Collateral Collateralized Mortgage Obligations — 8.3%
Alternative Loan Trust, Series 2006-12CB, Class A5
6.000% 5/25/36	2,064,276	1,553,803
Banc of America Funding Trust, Series 2007-8, Class 2A1
7.000% 10/25/37	4,328,015	3,616,847
CHL GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.750%
2.836% FRN 5/25/23 (c)	500,000	500,719
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
3.034% VRN 4/25/37 (g)	910,410	856,033
Countrywide Alternative Loan Trust
Series 2006-13T1, Class A11, 6.000% 5/25/36	1,773,125	1,101,210
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	3,213,625	1,986,203
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 2.844% VRN 2/25/47 (g)	988,724	922,450
Series 2007-3, Class A21, 6.000% 4/25/37	1,561,819	1,145,095
Series 2007-14, Class A6, 6.000% 9/25/37	1,339,271	977,694
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .340%
0.427% FRN 12/19/36	803,517	759,197
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (c) (g)	1,028,000	1,029,604
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1,
2.981% VRN 5/25/37 (g)	2,061,093	1,910,130
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. USD LIBOR + .200%
0.286% FRN 7/25/47	2,235,431	2,245,210
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
2.565% VRN 7/25/35 (g)	321,105	306,087

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1,
3.017% VRN 2/25/36 (g)	$1,778,040	$1,513,809
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (c) (g)	801,978	522,844
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%
6.000% FRN 4/25/37	210,689	210,595
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
2.758% VRN 10/25/37 (g)	630,139	556,312
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (c) (g)	1,000,000	1,001,051
Series 2021-R1, Class M1, 2.338% 10/25/63 (c)	1,500,000	1,504,122
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAC3,
35.647% VRN 2/25/38 (c) (g)	2,058,895	1,567,114
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	818,397	790,545
		26,576,674
Whole Loan Collateral Planned Amortization Classes — 0.4%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,501,626	1,193,943

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $97,280,328)		93,549,318

SOVEREIGN DEBT OBLIGATIONS — 2.5%
Abu Dhabi Government International Bond
1.700% 3/02/31 (c)	200,000	193,040
3.125% 4/16/30 (c)	200,000	217,060
3.125% 9/30/49 (c)	200,000	200,695
Brazilian Government International Bond
3.750% 9/12/31 (d)	300,000	284,550
5.625% 2/21/47	300,000	299,481
Chile Government International Bond
2.550% 1/27/32	200,000	198,180
3.100% 1/22/61	500,000	450,580
Colombia Government International Bond
3.250% 4/22/32	200,000	186,276
4.125% 5/15/51	250,000	215,150
5.000% 6/15/45	200,000	194,496
Dominican Republic International Bond
5.875% 1/30/60 (c)	150,000	146,777
Indonesia Government International Bond
3.700% 10/30/49	250,000	253,469
Korea Electric Power Corp.
1.125% 6/15/25 (c)	200,000	198,844
Malaysia Wakala Sukuk Bhd
2.070% 4/28/31 (c)	250,000	248,100
Mexico Government International Bond
2.659% 5/24/31	200,000	192,640
3.750% 1/11/28 (d)	535,000	582,305
3.771% 5/24/61	500,000	443,515
4.280% 8/14/41	450,000	457,875
Panama Government International Bond
2.252% 9/29/32	200,000	187,842
3.870% 7/23/60	200,000	194,678
4.300% 4/29/53	200,000	211,486

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (c)	$400,000	$406,420
Perusahaan Penerbit SBSN Indonesia III
2.550% 6/09/31 (c)	200,000	203,070
Peruvian Government International Bond
3.550% 3/10/51 (d)	300,000	297,969
Philippine Government International Bond
1.648% 6/10/31	400,000	380,341
3.700% 3/01/41	450,000	475,362
Saudi Government International Bond
2.250% 2/02/33 (c)	500,000	486,130
3.750% 1/21/55 (c)	200,000	208,582
		8,014,913

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,099,900)		8,014,913

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES(h) — 14.5%
Collateralized Mortgage Obligations — 5.3%
Federal Home Loan Mortgage Corp. REMICS
Series 4481, Class B, 3.000% 12/15/42	1,797,810	1,837,198
Series 4483, Class CA, 3.000% 6/15/44	2,488,173	2,587,940
Federal National Mortgage Association Series 2018-44, Class PZ 3.500% 6/25/48	2,921,240	3,186,242
Federal National Mortgage Association REMICS Series 2018-21, Class PO 0.000% 4/25/48	997,399	909,494
Government National Mortgage Association
Series 2021-164, Class IO, 0.968% VRN 10/16/63 (g)	1,275,000	112,682
Series 2015-74, Class LZ, 3.500% 5/20/45	3,342,973	3,450,666
Series 2015-92, Class CZ, 3.500% 6/20/45	4,489,070	4,759,121
		16,843,343
Pass-Through Securities — 8.3%
Federal Home Loan Mortgage Corp.
Pool #RB5125 2.000% 9/01/41	2,489,531	2,543,784
Pool #BL5484 2.260% 1/01/30	3,000,000	3,115,490
Pool #G08520 2.500% 1/01/43	643,683	667,186
Pool #SB0048 3.000% 8/01/34	1,323,472	1,402,823
Pool #SD8174 3.000% 10/01/51 (f)	2,750,000	2,895,678
Pool #G08632 3.500% 3/01/45	923,142	994,849
Federal National Mortgage Association
Pool #MA4281 2.000% 3/01/51	3,822,744	3,834,375
Pool #FM9079 2.000% 10/01/51 (f)	3,500,000	3,537,993
Pool #FM4052 2.500% 9/01/50	2,977,947	3,103,825
Pool #FM8692 2.500% 9/01/51 (f)	2,493,695	2,604,753
Pool #MA2248 3.000% 4/01/45	434,744	455,057
Pool #AS7661 3.000% 8/01/46	398,872	416,761
Pool #AX2501 4.000% 10/01/44	868,037	950,627
		26,523,201
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. SCRT, Series 2018-2, Class HV,
3.000% VRN 11/25/57 (g)	2,684,901	2,830,944

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $44,591,957)		$46,197,488

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Bonds & Notes — 19.7%
U.S. Treasury Bond
1.250% 5/15/50	$7,400,000	6,035,222
2.000% 8/15/51	3,065,000	3,004,179
2.250% 5/15/41	3,410,000	3,538,082
2.750% 11/15/42	200,000	224,258
2.750% 11/15/47	1,860,000	2,106,963
4.750% 2/15/37	1,360,000	1,915,843
U.S. Treasury Note
0.125% 10/31/22	8,100,000	8,101,911
0.125% 12/31/22	4,140,000	4,139,342
0.125% 1/15/24	3,060,000	3,043,758
0.250% 9/30/23	3,760,000	3,757,063
0.250% 11/15/23	710,000	709,041
0.375% 9/15/24 (d)	7,675,000	7,641,422
0.375% 11/30/25	2,840,000	2,785,074
0.500% 6/30/27	3,410,000	3,289,826
0.750% 3/31/26	560,000	555,926
0.875% 9/30/26	4,020,000	3,997,387
1.250% 9/30/28	4,080,000	4,060,238
1.250% 8/15/31 (d)	765,000	745,756
1.500% 11/30/24	3,140,000	3,231,493
		62,882,784

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,470,899)		62,882,784

TOTAL BONDS & NOTES (Cost $301,678,395)		301,509,304

	Number of Shares
MUTUAL FUNDS — 7.7%
Diversified Financial Services— 7.7%
DoubleLine Global Bond Fund	1,421,663	14,373,017
State Street Navigator Securities Lending Government Money Market Portfolio (i)	10,382,919	10,382,919

TOTAL MUTUAL FUNDS (Cost $25,082,919)		24,755,936

TOTAL LONG-TERM INVESTMENTS (Cost $326,761,314)		326,265,240

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.1%

Repurchase Agreement — 4.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (j)	$13,132,926	$13,132,926

TOTAL SHORT-TERM INVESTMENTS (Cost $13,132,926)		13,132,926

TOTAL INVESTMENTS — 106.3% (Cost $339,894,240) (k)		339,398,166

Less Unfunded Loan Commitments — (0.0)%		(18,908)

NET INVESTMENTS — 106.3% (Cost $339,875,332)		339,379,258

Other Assets/(Liabilities) — (6.3)%		(20,067,517)

NET ASSETS — 100.0%		$319,311,741

Abbreviation Legend

BAB	Build America Bonds
CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
IO	Interest Only
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
SCRT	Seasoned Credit Risk Transfer
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at September 30, 2021 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $85,868,421 or 26.89% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $12,002,164 or 3.76% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,868,491 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2021.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $13,132,926. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $13,395,675.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

MML Equity Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.7%
Basic Materials — 3.6%
Chemicals — 2.3%
Celanese Corp.	9,300	$1,400,952
Dow, Inc.	30,800	1,772,848
DuPont de Nemours, Inc.	29,700	2,019,303
Eastman Chemical Co.	10,800	1,087,992
International Flavors & Fragrances, Inc.	8,147	1,089,417
Linde PLC	17,242	5,058,458
LyondellBasell Industries NV Class A	26,400	2,477,640
The Mosaic Co.	30,000	1,071,600
PPG Industries, Inc.	12,252	1,752,159
The Sherwin-Williams Co.	10,550	2,951,151
		20,681,520
Forest Products & Paper — 0.8%
International Paper Co.	125,815	7,035,575
Iron & Steel — 0.5%
Nucor Corp.	23,900	2,353,911
Reliance Steel & Aluminum Co.	5,000	712,100
Steel Dynamics, Inc.	16,600	970,768
		4,036,779
		31,753,874
Communications — 8.0%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	17,700	649,059
Omnicom Group, Inc.	17,000	1,231,820
		1,880,879
Internet — 3.1%
Alphabet, Inc. Class C (a)	8,415	22,428,584
Booking Holdings, Inc. (a)	151	358,454
eBay, Inc.	54,700	3,810,949
Facebook, Inc. Class A (a)	600	203,634
NortonLifeLock, Inc.	32,500	822,250
		27,623,871
Media — 2.6%
Comcast Corp. Class A	306,233	17,127,612
Fox Corp. Class A	26,700	1,070,937

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co. (a)	28,352	$4,796,308
		22,994,857
Telecommunications — 2.1%
Cisco Systems, Inc.	235,500	12,818,265
Juniper Networks, Inc.	18,200	500,864
Lumen Technologies, Inc. (b)	61,800	765,702
Motorola Solutions, Inc.	300	69,696
T-Mobile US, Inc. (a)	34,961	4,466,617
		18,621,144
		71,120,751
Consumer, Cyclical — 10.3%
Apparel — 0.1%
Hanesbrands, Inc.	12,800	219,648
PVH Corp. (a)	3,900	400,881
Skechers U.S.A., Inc. Class A (a)	7,300	307,476
		928,005
Auto Manufacturers — 1.3%
Cummins, Inc.	11,700	2,627,352
Ford Motor Co. (a)	309,000	4,375,440
General Motors Co. (a)	88,300	4,654,293
		11,657,085
Auto Parts & Equipment — 0.1%
Lear Corp.	3,700	578,976
Distribution & Wholesale — 0.1%
LKQ Corp. (a)	24,100	1,212,712
Home Builders — 0.8%
D.R. Horton, Inc.	28,900	2,426,733
Lennar Corp. Class A	21,900	2,051,592
NVR, Inc. (a)	200	958,816
PulteGroup, Inc.	21,300	978,096
Toll Brothers, Inc.	6,700	370,443
		6,785,680
Home Furnishing — 0.2%
Tempur Sealy International, Inc.	10,700	496,587
Whirlpool Corp.	4,900	998,914
		1,495,501
Housewares — 0.1%
Newell Brands, Inc.	33,500	741,690
Leisure Time — 0.1%
Brunswick Corp.	6,100	581,147
Polaris, Inc.	3,700	442,742
		1,023,889

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.9%
Hilton Worldwide Holdings, Inc. (a)	24,138	$3,188,871
Marriott International, Inc. Class A (a)	20,433	3,025,923
MGM Resorts International	44,054	1,900,930
		8,115,724
Retail — 6.5%
Advance Auto Parts, Inc.	5,200	1,086,228
AutoNation, Inc. (a)	6,900	840,144
AutoZone, Inc. (a)	1,564	2,655,656
BJ's Wholesale Club Holdings, Inc. (a)	7,500	411,900
CarMax, Inc. (a)	8,900	1,138,844
Casey's General Stores, Inc.	3,000	565,350
Dick's Sporting Goods, Inc.	3,700	443,149
The Gap, Inc.	20,600	467,620
Genuine Parts Co.	11,400	1,382,022
The Home Depot, Inc.	30,141	9,894,085
Kohl's Corp.	8,200	386,138
Lowe's Cos., Inc.	58,000	11,765,880
McDonald's Corp.	1,309	315,613
O'Reilly Automotive, Inc. (a)	5,600	3,421,936
Starbucks Corp.	17,883	1,972,674
Target Corp.	39,700	9,082,169
The TJX Cos., Inc.	35,084	2,314,842
Walgreens Boots Alliance, Inc.	53,200	2,503,060
Walmart, Inc.	13,197	1,839,398
Williams-Sonoma, Inc.	4,700	833,451
Yum! Brands, Inc.	35,042	4,285,987
		57,606,146
Textiles — 0.1%
Mohawk Industries, Inc. (a)	5,500	975,700
		91,121,108
Consumer, Non-cyclical — 19.2%
Agriculture — 1.9%
Altria Group, Inc.	100,800	4,588,416
Archer-Daniels-Midland Co.	44,000	2,640,440
Bunge Ltd.	11,000	894,520
Philip Morris International, Inc.	95,800	9,080,882
		17,204,258
Beverages — 0.1%
Keurig Dr Pepper, Inc.	9,800	334,768
Molson Coors Beverage Co. Class B	12,300	570,474
		905,242
Biotechnology — 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	2,100	1,566,495
Biogen, Inc. (a)	8,100	2,292,219
Gilead Sciences, Inc.	68,600	4,791,710
Regeneron Pharmaceuticals, Inc. (a)	5,700	3,449,526
		12,099,950

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 0.7%
AMERCO	1,700	$1,098,251
Quanta Services, Inc.	8,500	967,470
Service Corp. International	13,900	837,614
United Rentals, Inc. (a)	8,546	2,999,048
		5,902,383
Food — 0.8%
The J.M. Smucker Co.	6,700	804,201
The Kraft Heinz Co.	75,500	2,779,910
The Kroger Co.	40,700	1,645,501
Mondelez International, Inc. Class A	5,700	331,626
Tyson Foods, Inc. Class A	18,100	1,428,814
		6,990,052
Health Care – Products — 3.1%
Abbott Laboratories	8,503	1,004,460
Danaher Corp.	29,548	8,995,593
Henry Schein, Inc. (a)	7,900	601,664
Hologic, Inc. (a)	10,500	775,005
Medtronic PLC	39,898	5,001,214
PerkinElmer, Inc.	12,900	2,235,441
Steris PLC	500	102,140
Stryker Corp.	3,564	939,898
Teleflex, Inc.	4,007	1,508,836
Thermo Fisher Scientific, Inc.	10,701	6,113,802
		27,278,053
Health Care – Services — 4.0%
Anthem, Inc.	30,544	11,386,803
Centene Corp. (a)	70,900	4,417,779
DaVita, Inc. (a)	8,900	1,034,714
HCA Healthcare, Inc.	43,049	10,448,853
Laboratory Corp. of America Holdings (a)	7,700	2,167,088
Quest Diagnostics, Inc.	10,700	1,554,817
UnitedHealth Group, Inc.	8,698	3,398,657
Universal Health Services, Inc. Class B	6,100	844,057
		35,252,768
Household Products & Wares — 0.1%
Avery Dennison Corp.	4,881	1,011,392
Kimberly-Clark Corp.	2,300	304,612
		1,316,004
Pharmaceuticals — 7.1%
AbbVie, Inc.	87,237	9,410,255
AmerisourceBergen Corp.	16,200	1,935,090
AstraZeneca PLC Sponsored ADR	76,600	4,600,596
Bausch Health Cos., Inc. (a)	5,997	167,016
Becton Dickinson and Co.	10,465	2,572,506
Cigna Corp.	24,501	4,904,120
CVS Health Corp.	77,185	6,549,919
Elanco Animal Health, Inc. (a)	70,323	2,242,601
Eli Lilly & Co.	13,449	3,107,392

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Johnson & Johnson	143,916	$23,242,434
McKesson Corp.	12,700	2,532,126
Pfizer, Inc.	33,400	1,436,534
		62,700,589
		169,649,299
Energy — 3.6%
Oil & Gas — 2.9%
Continental Resources, Inc.	28,900	1,333,735
EOG Resources, Inc.	52,965	4,251,500
Exxon Mobil Corp.	260,200	15,304,964
Marathon Oil Corp.	44,715	611,254
Phillips 66	26,900	1,883,807
Valero Energy Corp.	25,200	1,778,364
		25,163,624
Pipelines — 0.7%
Kinder Morgan, Inc.	139,300	2,330,489
ONEOK, Inc.	24,400	1,414,956
The Williams Cos., Inc.	96,200	2,495,428
		6,240,873
		31,404,497
Financial — 26.8%
Banks — 14.2%
Bank of America Corp.	669,109	28,403,677
The Bank of New York Mellon Corp.	54,900	2,846,016
Citigroup, Inc.	38,000	2,666,840
Citizens Financial Group, Inc.	26,300	1,235,574
Comerica, Inc.	8,600	692,300
Commerce Bancshares, Inc.	7,172	499,745
Cullen/Frost Bankers, Inc.	3,300	391,446
East West Bancorp, Inc.	8,800	682,352
Fifth Third Bancorp	43,900	1,863,116
The Goldman Sachs Group, Inc.	32,435	12,261,403
JP Morgan Chase & Co.	171,684	28,102,954
KeyCorp	60,400	1,305,848
M&T Bank Corp.	7,600	1,134,984
Morgan Stanley	138,828	13,509,353
Northern Trust Corp.	12,800	1,379,968
The PNC Financial Services Group, Inc.	26,100	5,106,204
Regions Financial Corp.	59,300	1,263,683
State Street Corp.	21,900	1,855,368
Truist Financial Corp.	82,600	4,844,490
US Bancorp	92,273	5,484,707
Wells Fargo & Co.	181,882	8,441,143
Western Alliance Bancorp	5,900	642,038
Zions Bancorp NA	10,100	625,089
		125,238,298
Diversified Financial Services — 3.6%
Ally Financial, Inc.	23,100	1,179,255
American Express Co.	43,400	7,270,802

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Apollo Global Management, Inc. (b)	7,200	$443,448
Capital One Financial Corp.	28,200	4,567,554
The Charles Schwab Corp.	90,907	6,621,666
Credit Acceptance Corp. (a) (b)	400	234,120
Discover Financial Services	17,000	2,088,450
LPL Financial Holdings, Inc.	4,900	768,124
OneMain Holdings, Inc.	7,500	414,975
Raymond James Financial, Inc.	12,600	1,162,728
SEI Investments Co.	8,900	527,770
Synchrony Financial	36,100	1,764,568
T. Rowe Price Group, Inc.	14,100	2,773,470
Visa, Inc. Class A	8,888	1,979,802
		31,796,732
Insurance — 7.1%
Aflac, Inc.	43,300	2,257,229
Alleghany Corp. (a)	900	561,969
The Allstate Corp.	18,700	2,380,697
American Financial Group, Inc.	5,300	666,899
American International Group, Inc.	173,311	9,513,041
Arch Capital Group Ltd. (a)	24,800	946,864
Assurant, Inc.	3,700	583,675
Chubb Ltd.	47,090	8,169,173
Cincinnati Financial Corp.	9,900	1,130,778
Equitable Holdings, Inc.	100,912	2,991,032
Everest Re Group Ltd.	2,900	727,262
Fidelity National Financial, Inc.	15,600	707,304
First American Financial Corp.	5,600	375,480
Globe Life, Inc.	5,700	507,471
The Hartford Financial Services Group, Inc.	73,233	5,144,618
Lincoln National Corp.	11,900	818,125
Loews Corp.	16,400	884,452
Markel Corp. (a)	890	1,063,666
Marsh & McLennan Cos., Inc.	5,644	854,671
MetLife, Inc.	96,970	5,985,958
Old Republic International Corp.	12,800	296,064
Principal Financial Group, Inc.	17,000	1,094,800
The Progressive Corp.	36,200	3,272,118
Prudential Financial, Inc.	24,400	2,566,880
The Travelers Cos., Inc.	41,900	6,369,219
Voya Financial, Inc. (b)	8,200	503,398
W.R. Berkley Corp.	11,000	804,980
Willis Towers Watson PLC	7,100	1,650,466
		62,828,289
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	4,000	992,360
Real Estate Investment Trusts (REITS) — 1.8%
Alexandria Real Estate Equities, Inc.	6,265	1,197,054
Camden Property Trust	14,367	2,118,701
Equity LifeStyle Properties, Inc.	20,137	1,572,700
Prologis, Inc.	56,817	7,126,556
Welltower, Inc.	37,758	3,111,259

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	12,254	$435,875
		15,562,145
		236,417,824
Industrial — 11.4%
Aerospace & Defense — 1.1%
General Dynamics Corp.	22,800	4,469,484
L3 Harris Technologies, Inc.	11,400	2,510,736
Northrop Grumman Corp.	8,800	3,169,320
		10,149,540
Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	11,000	983,620
Martin Marietta Materials, Inc.	1,764	602,724
Masco Corp.	20,800	1,155,440
Owens Corning	8,600	735,300
		3,477,084
Electrical Components & Equipment — 0.1%
Schneider Electric SE	6,464	1,074,706
Electronics — 1.4%
Agilent Technologies, Inc.	26,325	4,146,977
Arrow Electronics, Inc. (a)	5,900	662,511
Fortive Corp.	27,900	1,968,903
Honeywell International, Inc.	11,646	2,472,213
Hubbell, Inc.	11,378	2,055,663
Jabil, Inc.	11,900	694,603
Sensata Technologies Holding PLC (a)	8,700	476,064
		12,476,934
Engineering & Construction — 0.3%
Jacobs Engineering Group, Inc.	19,380	2,568,431
Environmental Controls — 0.3%
Republic Services, Inc.	22,320	2,679,739
Hand & Machine Tools — 0.1%
Snap-on, Inc.	4,300	898,485
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	4,834	927,983
Oshkosh Corp.	3,800	389,006
		1,316,989
Machinery – Diversified — 1.1%
AGCO Corp.	5,800	710,674
Deere & Co.	17,000	5,696,190
Dover Corp.	11,400	1,772,700
Westinghouse Air Brake Technologies Corp.	15,100	1,301,771
		9,481,335

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 2.9%
3M Co.	45,760	$8,027,219
General Electric Co.	111,666	11,504,948
Illinois Tool Works, Inc.	1,200	247,956
Parker-Hannifin Corp.	7,100	1,985,302
Siemens AG Registered	16,209	2,664,385
Textron, Inc.	18,100	1,263,561
		25,693,371
Packaging & Containers — 1.5%
Amcor PLC	124,300	1,440,637
Berry Global Group, Inc. (a)	7,000	426,160
Crown Holdings, Inc.	10,700	1,078,346
Packaging Corp. of America	26,082	3,584,710
Sealed Air Corp.	12,300	673,917
WestRock Co.	118,308	5,895,288
		13,099,058
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,300	444,038
Transportation — 2.0%
CSX Corp.	66,089	1,965,487
Expeditors International of Washington, Inc.	3,700	440,781
Knight-Swift Transportation Holdings, Inc.	9,100	465,465
Norfolk Southern Corp.	14,759	3,531,091
Union Pacific Corp.	6,947	1,361,681
United Parcel Service, Inc. Class B	52,881	9,629,630
		17,394,135
		100,753,845
Technology — 11.8%
Computers — 1.3%
Genpact Ltd.	15,000	712,650
Hewlett Packard Enterprise Co.	102,400	1,459,200
HP, Inc.	102,100	2,793,456
International Business Machines Corp.	49,900	6,932,607
		11,897,913
Semiconductors — 5.7%
Analog Devices, Inc.	22,192	3,716,716
Applied Materials, Inc.	37,071	4,772,150
ASML Holding NV	1,954	1,455,945
Broadcom, Inc.	28,867	13,998,474
Intel Corp.	221,800	11,817,504
KLA Corp.	4,002	1,338,709
Microchip Technology, Inc.	7,224	1,108,812
Micron Technology, Inc.	68,900	4,890,522
MKS Instruments, Inc.	3,200	482,912
NXP Semiconductor NV	5,189	1,016,369
Qorvo, Inc. (a)	6,200	1,036,578
QUALCOMM, Inc.	16,319	2,104,825
Skyworks Solutions, Inc.	9,000	1,483,020

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Texas Instruments, Inc.	3,482	$669,275
		49,891,811
Software — 4.8%
Fiserv, Inc. (a)	19,759	2,143,852
Microsoft Corp.	52,702	14,857,748
Oracle Corp.	233,000	20,301,290
salesforce.com, Inc. (a)	17,200	4,664,984
Zoom Video Communications, Inc. Class A (a)	400	104,600
		42,072,474
		103,862,198
Utilities — 4.0%
Electric — 3.8%
AES Corp.	91,075	2,079,242
Alliant Energy Corp.	13,700	766,926
Ameren Corp.	1,001	81,081
CMS Energy Corp.	5,202	310,716
Dominion Energy, Inc.	22,320	1,629,806
Entergy Corp.	11,000	1,092,410
Evergy, Inc.	17,906	1,113,753
Eversource Energy	10,010	818,418
Exelon Corp.	84,227	4,071,533
FirstEnergy Corp.	33,400	1,189,708
NextEra Energy, Inc.	50,401	3,957,487
NRG Energy, Inc.	13,400	547,122
PPL Corp.	42,100	1,173,748
Public Service Enterprise Group, Inc.	41,800	2,545,620
Sempra Energy	44,461	5,624,317
The Southern Co.	95,126	5,894,958
WEC Energy Group, Inc.	3,452	304,466
Xcel Energy, Inc.	4,700	293,750
		33,495,061
Gas — 0.1%
Atmos Energy Corp.	2,180	192,276
UGI Corp.	16,500	703,230
		895,506
Water — 0.1%
Essential Utilities, Inc.	13,400	617,472
		35,008,039

TOTAL COMMON STOCK (Cost $655,752,541)		871,091,435

PREFERRED STOCK — 0.1%
Utilities — 0.1%
Electric — 0.1%
The AES Corp. Convertible 6.875% (b)	6,246	602,115

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Southern Co. Convertible 6.750%	7,930	$404,509
		1,006,624
		1,006,624

TOTAL PREFERRED STOCK (Cost $1,021,100)		1,006,624

TOTAL EQUITIES (Cost $656,773,641)		872,098,059

MUTUAL FUNDS — 0.9%
Diversified Financial Services — 0.9%
iShares Russell 1000 Value ETF	47,739	7,471,631
State Street Navigator Securities Lending Government Money Market Portfolio (c)	678,087	678,087
		8,149,718

TOTAL MUTUAL FUNDS (Cost $7,612,162)		8,149,718

TOTAL LONG-TERM INVESTMENTS (Cost $664,385,803)		880,247,777

SHORT-TERM INVESTMENTS — 0.5%
Mutual Fund — 0.2%
T. Rowe Price Government Reserve Investment Fund	2,061,263	2,061,263

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (d)	$2,353,967	2,353,967

TOTAL SHORT-TERM INVESTMENTS (Cost $4,415,230)		4,415,230

TOTAL INVESTMENTS — 100.2% (Cost $668,801,033) (e)		884,663,007

Other Assets/(Liabilities) — (0.2)%		(1,623,590)

NET ASSETS — 100.0%		$883,039,417

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $2,347,483 or 0.27% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,720,089 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,353,967. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $2,401,104.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Momentum Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 2.7%
Chemicals — 0.6%
Albemarle Corp.	924	$202,328
The Mosaic Co.	2,368	84,585
		286,913
Forest Products & Paper — 0.3%
International Paper Co.	2,421	135,382
Iron & Steel — 0.7%
Nucor Corp.	3,247	319,797
Mining — 1.1%
Freeport-McMoRan, Inc.	14,990	487,625
		1,229,717
Communications — 18.8%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	3,043	111,587
Internet — 17.8%
Alphabet, Inc. Class A (a)	1,505	4,023,648
Alphabet, Inc. Class C (a)	1,497	3,989,969
Expedia Group, Inc. (a)	797	130,628
		8,144,245
Media — 0.2%
News Corp. Class A	3,056	71,908
News Corp. Class B	841	19,536
		91,444
Telecommunications — 0.6%
Motorola Solutions, Inc.	1,210	281,107
		8,628,383
Consumer, Cyclical — 13.2%
Apparel — 2.8%
NIKE, Inc. Class B	7,967	1,157,047
Tapestry, Inc.	3,430	126,979
		1,284,026

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 2.2%
Ford Motor Co. (a)	27,691	$392,105
General Motors Co. (a)	11,969	630,886
		1,022,991
Auto Parts & Equipment — 0.7%
Aptiv PLC (a)	2,302	342,929
Distribution & Wholesale — 0.6%
Copart, Inc. (a)	1,228	170,348
LKQ Corp. (a)	1,712	86,148
		256,496
Entertainment — 0.5%
Caesars Entertainment, Inc. (a)	1,843	206,932
Lodging — 0.3%
MGM Resorts International	2,806	121,079
Retail — 5.9%
Bath & Body Works, Inc.	3,256	205,226
Darden Restaurants, Inc.	802	121,479
Starbucks Corp.	7,738	853,579
Target Corp.	5,733	1,311,538
Yum! Brands, Inc.	1,615	197,530
		2,689,352
Textiles — 0.2%
Mohawk Industries, Inc. (a)	538	95,441
		6,019,246
Consumer, Non-cyclical — 11.1%
Biotechnology — 3.6%
Moderna, Inc. (a)	4,319	1,662,211
Commercial Services — 2.8%
Automatic Data Processing, Inc.	2,994	598,560
Gartner, Inc. (a)	794	241,281
Quanta Services, Inc.	1,518	172,779
Robert Half International, Inc.	772	77,455
United Rentals, Inc. (a)	498	174,763
		1,264,838
Cosmetics & Personal Care — 1.0%
The Estee Lauder Cos., Inc. Class A	1,516	454,694
Health Care – Products — 1.4%
Align Technology, Inc. (a)	482	320,737
IDEXX Laboratories, Inc. (a)	480	298,512
		619,249
Health Care – Services — 2.0%
Charles River Laboratories International, Inc. (a)	485	200,145
HCA Healthcare, Inc.	1,931	468,692

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
IQVIA Holdings, Inc. (a)	1,077	$257,985
		926,822
Household Products & Wares — 0.3%
Avery Dennison Corp.	706	146,290
		5,074,104
Energy — 1.0%
Energy – Alternate Sources — 0.3%
Enphase Energy, Inc. (a)	1,025	153,719
Oil & Gas — 0.3%
Devon Energy Corp.	4,204	149,284
Pipelines — 0.4%
ONEOK, Inc.	2,709	157,095
		460,098
Financial — 27.0%
Banks — 10.6%
Fifth Third Bancorp	3,903	165,643
First Republic Bank	1,196	230,684
The Goldman Sachs Group, Inc.	2,990	1,130,310
Morgan Stanley	13,037	1,268,630
The PNC Financial Services Group, Inc.	2,548	498,491
SVB Financial Group (a)	592	382,953
Wells Fargo & Co.	25,453	1,181,274
		4,857,985
Diversified Financial Services — 7.4%
American Express Co.	3,793	635,441
Ameriprise Financial, Inc.	700	184,884
Capital One Financial Corp.	5,044	816,977
The Charles Schwab Corp.	12,782	931,041
Discover Financial Services	3,159	388,083
Invesco Ltd.	3,272	78,888
Raymond James Financial, Inc.	1,510	139,343
Synchrony Financial	4,524	221,133
		3,395,790
Insurance — 6.3%
Berkshire Hathaway, Inc. Class B (a)	10,593	2,891,254
Real Estate — 0.6%
CBRE Group, Inc. Class A (a)	2,901	282,441
Real Estate Investment Trusts (REITS) — 2.1%
Extra Space Storage, Inc.	1,061	178,238
Mid-America Apartment Communities, Inc.	964	180,027
Public Storage	1,172	348,201

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Simon Property Group, Inc.	1,872	$243,304
		949,770
		12,377,240
Industrial — 17.6%
Aerospace & Defense — 0.2%
Howmet Aerospace, Inc.	2,825	88,140
Building Materials — 2.3%
Carrier Global Corp.	8,065	417,444
Johnson Controls International PLC	7,185	489,155
Martin Marietta Materials, Inc.	375	128,130
		1,034,729
Electrical Components & Equipment — 1.3%
Emerson Electric Co.	3,671	345,808
Generac Holdings, Inc. (a)	623	254,602
		600,410
Electronics — 5.4%
Agilent Technologies, Inc.	2,198	346,251
Garmin Ltd.	1,193	185,464
Honeywell International, Inc.	4,242	900,492
Keysight Technologies, Inc. (a)	1,190	195,505
Mettler-Toledo International, Inc. (a)	130	179,057
TE Connectivity Ltd.	2,260	310,117
Trimble, Inc. (a)	1,857	152,738
Waters Corp. (a)	558	199,373
		2,468,997
Environmental Controls — 0.2%
Pentair PLC	1,247	90,570
Machinery – Diversified — 2.8%
Deere & Co.	2,829	947,913
Dover Corp.	1,088	169,184
Xylem, Inc.	1,504	186,015
		1,303,112
Miscellaneous - Manufacturing — 4.4%
Eaton Corp. PLC	3,149	470,177
General Electric Co.	8,102	834,749
Parker-Hannifin Corp.	827	231,246
Textron, Inc.	1,578	110,160
Trane Technologies PLC	2,166	373,960
		2,020,292
Packaging & Containers — 0.1%
Sealed Air Corp.	822	45,037
Transportation — 0.9%
Expeditors International of Washington, Inc.	1,094	130,328

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FedEx Corp.	1,304	$285,954
		416,282
		8,067,569
Technology — 8.5%
Computers — 1.7%
DXC Technology Co. (a)	1,668	56,062
Fortinet, Inc. (a)	984	287,367
HP, Inc.	6,901	188,811
NetApp, Inc.	1,317	118,214
Seagate Technology Holdings PLC	1,514	124,935
		775,389
Office & Business Equipment — 0.5%
Zebra Technologies Corp. Class A (a)	423	218,023
Semiconductors — 1.7%
Applied Materials, Inc.	6,243	803,661
Software — 4.6%
Intuit, Inc.	1,727	931,734
Oracle Corp.	10,086	878,793
Paychex, Inc.	2,519	283,262
		2,093,789
		3,890,862

TOTAL COMMON STOCK (Cost $46,538,531)		45,747,219

TOTAL EQUITIES (Cost $46,538,531)		45,747,219

TOTAL LONG-TERM INVESTMENTS (Cost $46,538,531)		45,747,219

TOTAL INVESTMENTS — 99.9% (Cost $46,538,531) (b)		45,747,219

Other Assets/(Liabilities) — 0.1%		31,688

NET ASSETS — 100.0%		$45,778,907

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 6.7%
Chemicals — 3.7%
Air Products & Chemicals, Inc.	41	$10,501
Albemarle Corp.	734	160,724
Axalta Coating Systems Ltd. (a)	838	24,461
Celanese Corp.	1,423	214,361
CF Industries Holdings, Inc.	2,450	136,759
The Chemours Co.	4,137	120,221
Dow, Inc.	2,236	128,704
DuPont de Nemours, Inc.	650	44,194
Eastman Chemical Co.	1,305	131,466
Element Solutions, Inc.	3,306	71,674
Huntsman Corp.	2,547	75,366
LyondellBasell Industries NV Class A	1,173	110,086
The Mosaic Co.	8,119	290,011
Olin Corp.	950	45,837
PPG Industries, Inc.	612	87,522
RPM International, Inc.	173	13,433
The Sherwin-Williams Co.	103	28,812
Valvoline, Inc.	2,061	64,262
Westlake Chemical Corp.	433	39,464
		1,797,858
Forest Products & Paper — 0.5%
International Paper Co.	3,870	216,410
Iron & Steel — 1.7%
Cleveland-Cliffs, Inc. (a) (b)	3,609	71,494
Nucor Corp.	3,099	305,220
Reliance Steel & Aluminum Co.	880	125,330
Steel Dynamics, Inc.	4,243	248,131
United States Steel Corp.	3,345	73,490
		823,665
Mining — 0.8%
Alcoa Corp. (a)	4,693	229,675
Freeport-McMoRan, Inc.	3,195	103,933
Newmont Corp.	296	16,073
Southern Copper Corp.	156	8,758
		358,439
		3,196,372

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Communications — 4.8%
Advertising — 0.9%
The Interpublic Group of Cos., Inc.	7,991	$293,030
Omnicom Group, Inc.	1,548	112,168
The Trade Desk, Inc. Class A (a)	210	14,763
		419,961
Internet — 2.0%
Alphabet, Inc. Class A (a)	4	10,694
Alphabet, Inc. Class C (a)	5	13,326
CDW Corp.	700	127,414
eBay, Inc.	492	34,278
Etsy, Inc. (a)	421	87,551
F5 Networks, Inc. (a)	192	38,166
IAC/InterActiveCorp (a)	1,286	167,553
Mandiant, Inc. (a)	1,085	19,313
Match Group, Inc. (a)	304	47,725
NortonLifeLock, Inc.	1,042	26,363
Opendoor Technologies, Inc. (a) (b)	597	12,256
Palo Alto Networks, Inc. (a)	147	70,413
Pinterest, Inc. Class A (a)	1,964	100,066
Roku, Inc. (a)	215	67,370
Twitter, Inc. (a)	741	44,749
Vimeo, Inc. (a)	362	10,632
Wayfair, Inc. Class A (a) (b)	133	33,983
Zendesk, Inc. (a)	316	36,779
Zillow Group, Inc. Class A (a)	116	10,275
Zillow Group, Inc. Class C (a)	278	24,503
		983,409
Media — 1.2%
Altice USA, Inc. Class A (a)	1,812	37,545
Comcast Corp. Class A	191	10,682
Discovery, Inc. Class A (a)	703	17,842
Discovery, Inc. Class C (a)	1,571	38,128
DISH Network Corp. Class A (a)	478	20,774
Fox Corp. Class A	662	26,553
News Corp. Class A	2,287	53,813
News Corp. Class B	691	16,052
Nexstar Media Group, Inc. Class A	874	132,813
ViacomCBS, Inc. Class B	5,670	224,022
		578,224
Telecommunications — 0.7%
Arista Networks, Inc. (a)	87	29,897
CommScope Holding Co., Inc. (a)	4,014	54,550
Corning, Inc.	3,005	109,653
Lumen Technologies, Inc.	6,760	83,756
Motorola Solutions, Inc.	199	46,232
		324,088
		2,305,682

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 15.9%
Apparel — 1.2%
Capri Holdings Ltd. (a)	2,840	$137,484
Deckers Outdoor Corp. (a)	256	92,211
Hanesbrands, Inc.	4,987	85,577
PVH Corp. (a)	739	75,962
Ralph Lauren Corp.	368	40,863
Skechers U.S.A., Inc. Class A (a)	609	25,651
Tapestry, Inc.	1,871	69,264
Under Armour, Inc. Class A (a)	1,271	25,649
Under Armour, Inc. Class C (a)	1,268	22,215
VF Corp.	130	8,709
		583,585
Auto Manufacturers — 1.4%
Cummins, Inc.	319	71,635
Ford Motor Co. (a)	23,975	339,486
General Motors Co. (a)	4,371	230,395
PACCAR, Inc.	306	24,150
		665,666
Auto Parts & Equipment — 0.7%
Allison Transmission Holdings, Inc.	267	9,430
Aptiv PLC (a)	869	129,455
BorgWarner, Inc.	1,460	63,087
Gentex Corp.	411	13,555
Lear Corp.	780	122,054
		337,581
Distribution & Wholesale — 1.2%
Copart, Inc. (a)	234	32,461
Fastenal Co.	289	14,915
IAA, Inc. (a)	323	17,626
LKQ Corp. (a)	4,611	232,026
Pool Corp.	123	53,432
SiteOne Landscape Supply, Inc. (a)	224	44,681
Univar Solutions, Inc. (a)	2,114	50,356
W.W. Grainger, Inc.	139	54,635
Watsco, Inc.	245	64,832
		564,964
Entertainment — 0.4%
Caesars Entertainment, Inc. (a)	151	16,954
Churchill Downs, Inc.	56	13,444
Marriott Vacations Worldwide Corp.	275	43,266
Penn National Gaming, Inc. (a)	762	55,215
Vail Resorts, Inc. (a)	172	57,457
		186,336
Food Services — 0.1%
Aramark	1,531	50,309
Home Builders — 1.1%
D.R. Horton, Inc.	1,257	105,550

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lennar Corp. Class A	1,272	$119,161
NVR, Inc. (a)	8	38,353
PulteGroup, Inc.	2,442	112,137
Toll Brothers, Inc.	2,687	148,564
		523,765
Home Furnishing — 1.0%
Dolby Laboratories, Inc. Class A	322	28,336
Leggett & Platt, Inc.	1,429	64,076
Tempur Sealy International, Inc.	4,010	186,104
Whirlpool Corp.	1,152	234,847
		513,363
Housewares — 0.3%
Newell Brands, Inc.	4,224	93,519
The Scotts Miracle-Gro Co.	294	43,030
		136,549
Leisure Time — 0.8%
Brunswick Corp.	1,021	97,271
Harley-Davidson, Inc.	3,423	125,316
Peloton Interactive, Inc. Class A (a)	570	49,618
Polaris, Inc.	286	34,223
YETI Holdings, Inc. (a)	1,146	98,201
		404,629
Lodging — 0.4%
Boyd Gaming Corp. (a)	972	61,489
Hilton Worldwide Holdings, Inc. (a)	180	23,780
Marriott International, Inc. Class A (a)	157	23,250
MGM Resorts International	333	14,369
Travel + Leisure Co.	1,008	54,966
Wyndham Hotels & Resorts, Inc.	227	17,522
		195,376
Retail — 6.5%
Advance Auto Parts, Inc.	200	41,778
AutoNation, Inc. (a)	1,277	155,488
AutoZone, Inc. (a)	21	35,658
Bath & Body Works, Inc.	4,521	284,959
Best Buy Co., Inc.	726	76,745
Burlington Stores, Inc. (a)	96	27,223
CarMax, Inc. (a)	238	30,454
Carvana Co. (a) (b)	184	55,483
Casey's General Stores, Inc.	197	37,125
Chipotle Mexican Grill, Inc. (a)	9	16,358
Costco Wholesale Corp.	34	15,278
Darden Restaurants, Inc.	967	146,471
Dick's Sporting Goods, Inc. (b)	1,579	189,117
Dollar Tree, Inc. (a)	264	25,270
Five Below, Inc. (a)	261	46,147
Floor & Decor Holdings, Inc. Class A (a)	646	78,030
Foot Locker, Inc.	2,256	103,009
Freshpet, Inc. (a)	205	29,251
GameStop Corp. Class A (a)	389	68,258

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Gap, Inc.	2,799	$63,537
Genuine Parts Co.	707	85,710
Kohl's Corp.	3,937	185,393
Lithia Motors, Inc.	729	231,122
Lowe's Cos., Inc.	156	31,646
MSC Industrial Direct Co., Inc. Class A	268	21,491
Nordstrom, Inc. (a) (b)	784	20,737
O'Reilly Automotive, Inc. (a)	46	28,109
Penske Automotive Group, Inc.	801	80,581
Petco Health & Wellness Co., Inc. (a)	565	11,921
Qurate Retail, Inc. Class A	9,343	95,205
RH (a)	191	127,380
Ross Stores, Inc.	134	14,586
Starbucks Corp.	110	12,134
Target Corp.	629	143,896
The TJX Cos., Inc.	189	12,470
Tractor Supply Co.	318	64,430
Ulta Beauty, Inc. (a)	114	41,145
Victoria's Secret & Co. (a)	1,506	83,222
Walgreens Boots Alliance, Inc.	595	27,995
Williams-Sonoma, Inc.	1,322	234,430
Yum China Holdings, Inc.	245	14,237
Yum! Brands, Inc.	192	23,484
		3,116,963
Textiles — 0.5%
Mohawk Industries, Inc. (a)	1,281	227,249
Toys, Games & Hobbies — 0.3%
Hasbro, Inc.	281	25,071
Mattel, Inc. (a)	6,253	116,055
		141,126
		7,647,461
Consumer, Non-cyclical — 12.6%
Agriculture — 1.3%
Altria Group, Inc.	369	16,797
Archer-Daniels-Midland Co.	2,448	146,904
Bunge Ltd.	3,014	245,099
Darling Ingredients, Inc. (a)	2,767	198,947
Philip Morris International, Inc.	176	16,683
		624,430
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	60	30,585
Constellation Brands, Inc. Class A	94	19,805
Molson Coors Beverage Co. Class B	766	35,527
		85,917
Biotechnology — 1.1%
Bio-Rad Laboratories, Inc. Class A (a)	48	35,806
Corteva, Inc.	2,353	99,014
Horizon Therapeutics PLC (a)	945	103,515
Maravai LifeSciences Holdings, Inc. Class A (a)	286	14,037

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Moderna, Inc. (a)	285	$109,685
Novavax, Inc. (a)	192	39,803
Sage Therapeutics, Inc. (a)	1,293	57,293
United Therapeutics Corp. (a)	365	67,372
		526,525
Commercial Services — 3.8%
AMERCO	161	104,011
Automatic Data Processing, Inc.	73	14,594
Cintas Corp.	46	17,510
Equifax, Inc.	114	28,890
Euronet Worldwide, Inc. (a)	173	22,020
FTI Consulting, Inc. (a)	113	15,221
Gartner, Inc. (a)	885	268,934
GXO Logistics, Inc. (a)	1,025	80,401
H&R Block, Inc.	1,739	43,475
IHS Markit Ltd.	271	31,604
ManpowerGroup, Inc.	1,154	124,955
Morningstar, Inc.	77	19,945
Nielsen Holdings PLC	5,511	105,756
Paysafe Ltd. (a)	1,546	11,982
Quanta Services, Inc.	3,479	395,980
Robert Half International, Inc.	1,231	123,506
Service Corp. International	506	30,492
Shift4 Payments, Inc. Class A (a)	371	28,760
Square, Inc. Class A (a)	219	52,525
StoneCo Ltd. Class A (a)	396	13,749
Terminix Global Holdings, Inc. (a)	348	14,501
United Rentals, Inc. (a)	852	298,992
		1,847,803
Cosmetics & Personal Care — 0.1%
The Estee Lauder Cos., Inc. Class A	112	33,592
Food — 1.0%
Albertsons Cos., Inc. Class A (b)	1,445	44,983
Conagra Brands, Inc.	376	12,735
The Hershey Co.	173	29,280
The J.M. Smucker Co.	230	27,607
The Kraft Heinz Co.	406	14,949
The Kroger Co.	471	19,043
Lamb Weston Holdings, Inc.	154	9,451
Post Holdings, Inc. (a)	139	15,312
Sysco Corp.	1,083	85,016
Tyson Foods, Inc. Class A	522	41,207
US Foods Holding Corp. (a)	4,996	173,161
		472,744
Health Care – Products — 1.7%
10X Genomics, Inc. Class A (a)	94	13,685
Align Technology, Inc. (a)	211	140,406
Avantor, Inc. (a)	2,992	122,373
Bio-Techne Corp.	91	44,096
Bruker Corp.	499	38,972
The Cooper Cos., Inc.	29	11,986
Dentsply Sirona, Inc.	563	32,682

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Edwards Lifesciences Corp. (a)	115	$13,019
Envista Holdings Corp. (a)	2,141	89,515
Globus Medical, Inc. Class A (a)	186	14,251
Henry Schein, Inc. (a)	345	26,275
IDEXX Laboratories, Inc. (a)	80	49,752
Integra LifeSciences Holdings Corp. (a)	203	13,901
Natera, Inc. (a)	147	16,382
Novocure Ltd. (a)	378	43,912
PerkinElmer, Inc.	332	57,532
Repligen Corp. (a)	103	29,766
Steris PLC	60	12,257
Stryker Corp.	48	12,659
West Pharmaceutical Services, Inc.	93	39,482
Zimmer Biomet Holdings, Inc.	86	12,587
		835,490
Health Care – Services — 2.4%
Acadia Healthcare Co., Inc. (a)	639	40,755
Amedisys, Inc. (a)	44	6,560
Anthem, Inc.	161	60,021
Catalent, Inc. (a)	203	27,013
Centene Corp. (a)	214	13,334
Charles River Laboratories International, Inc. (a)	276	113,897
DaVita, Inc. (a)	564	65,571
Encompass Health Corp.	330	24,763
HCA Healthcare, Inc.	1,028	249,516
Humana, Inc.	40	15,566
IQVIA Holdings, Inc. (a)	332	79,527
Laboratory Corp. of America Holdings (a)	522	146,912
Molina Healthcare, Inc. (a)	272	73,796
PPD, Inc. (a)	621	29,057
Quest Diagnostics, Inc.	189	27,464
Syneos Health, Inc. (a)	615	53,800
Universal Health Services, Inc. Class B	861	119,137
		1,146,689
Household Products & Wares — 0.5%
Avery Dennison Corp.	648	134,272
Spectrum Brands Holdings, Inc.	1,053	100,741
		235,013
Pharmaceuticals — 0.5%
Cigna Corp.	155	31,025
CVS Health Corp.	506	42,939
Elanco Animal Health, Inc. (a)	501	15,977
Herbalife Nutrition Ltd. (a)	193	8,179
Jazz Pharmaceuticals PLC (a)	342	44,532
McKesson Corp.	171	34,094
Organon & Co.	2,351	77,089
		253,835
		6,062,038

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 3.0%
Energy – Alternate Sources — 0.4%
Enphase Energy, Inc. (a)	628	$94,181
First Solar, Inc. (a)	441	42,098
Plug Power, Inc. (a) (b)	915	23,369
Sunrun, Inc. (a) (b)	609	26,796
		186,444
Oil & Gas — 1.3%
APA Corp.	1,377	29,509
Cimarex Energy Co.	614	53,541
Continental Resources, Inc.	414	19,106
Devon Energy Corp.	1,161	41,227
Diamondback Energy, Inc.	350	33,135
DTE Midstream LLC (a)	209	9,664
EOG Resources, Inc.	767	61,567
EQT Corp. (a)	3,028	61,953
Marathon Oil Corp.	4,105	56,115
Marathon Petroleum Corp.	1,402	86,658
Occidental Petroleum Corp.	580	17,156
Phillips 66	149	10,434
Pioneer Natural Resources Co.	338	56,280
Texas Pacific Land Corp.	46	55,631
Valero Energy Corp.	375	26,464
		618,440
Oil & Gas Services — 0.2%
Baker Hughes Co.	994	24,581
Halliburton Co.	2,422	52,364
Nov, Inc. (a)	1,104	14,473
Schlumberger NV	734	21,756
		113,174
Pipelines — 1.1%
Antero Midstream Corp.	6,445	67,157
Cheniere Energy, Inc. (a)	1,040	101,577
Kinder Morgan, Inc.	904	15,124
ONEOK, Inc.	2,252	130,593
Targa Resources Corp.	3,398	167,216
The Williams Cos., Inc.	1,869	48,482
		530,149
		1,448,207
Financial — 25.0%
Banks — 6.6%
Bank of America Corp.	300	12,735
Bank of Hawaii Corp.	173	14,215
The Bank of New York Mellon Corp.	704	36,495
Bank OZK	1,855	79,728
Citizens Financial Group, Inc.	2,970	139,530
Comerica, Inc.	2,144	172,592
Commerce Bancshares, Inc.	215	14,981
Cullen/Frost Bankers, Inc.	364	43,178

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
East West Bancorp, Inc.	2,005	$155,468
F.N.B. Corp.	4,493	52,209
Fifth Third Bancorp	3,666	155,585
First Citizens BancShares, Inc. Class A	99	83,474
First Hawaiian, Inc.	1,158	33,987
First Horizon Corp.	6,439	104,891
First Republic Bank	325	62,686
The Goldman Sachs Group, Inc.	84	31,754
Huntington Bancshares, Inc.	3,992	61,716
KeyCorp	6,714	145,157
M&T Bank Corp.	348	51,970
Morgan Stanley	567	55,175
Northern Trust Corp.	452	48,730
PacWest Bancorp	419	18,989
Pinnacle Financial Partners, Inc.	1,183	111,297
The PNC Financial Services Group, Inc.	452	88,429
Popular, Inc.	2,082	161,709
Prosperity Bancshares, Inc.	168	11,950
Regions Financial Corp.	9,013	192,067
Signature Bank	667	181,611
State Street Corp.	512	43,377
SVB Financial Group (a)	311	201,180
Synovus Financial Corp.	2,059	90,369
Truist Financial Corp.	1,051	61,641
US Bancorp	761	45,234
Webster Financial Corp.	1,534	83,542
Wells Fargo & Co.	366	16,986
Western Alliance Bancorp	1,656	180,206
Wintrust Financial Corp.	240	19,289
Zions Bancorp NA	1,358	84,047
		3,148,179
Diversified Financial Services — 7.7%
Affiliated Managers Group, Inc.	1,012	152,903
Air Lease Corp.	1,180	46,421
Alliance Data Systems Corp.	1,252	126,314
Ally Financial, Inc.	7,095	362,200
American Express Co.	161	26,972
Ameriprise Financial, Inc.	717	189,374
BlackRock, Inc.	24	20,128
Capital One Financial Corp.	2,037	329,933
The Charles Schwab Corp.	578	42,102
Discover Financial Services	2,662	327,027
Evercore, Inc. Class A	1,006	134,472
Franklin Resources, Inc.	1,306	38,814
Interactive Brokers Group, Inc. Class A	1,016	63,337
Invesco Ltd.	6,640	160,090
Janus Henderson Group PLC	2,364	97,704
Jefferies Financial Group, Inc.	5,500	204,215
Lazard Ltd. Class A	1,192	54,594
LPL Financial Holdings, Inc.	969	151,901
Nasdaq, Inc.	117	22,583
OneMain Holdings, Inc.	2,226	123,165
Raymond James Financial, Inc.	2,341	216,028
Santander Consumer USA Holdings, Inc.	1,392	58,046
SLM Corp.	8,003	140,853
Stifel Financial Corp.	2,565	174,317
Synchrony Financial	7,643	373,590

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Group, Inc.	258	$50,749
The Western Union Co.	506	10,231
		3,698,063
Insurance — 6.2%
Aflac, Inc.	2,112	110,099
Alleghany Corp. (a)	74	46,206
The Allstate Corp.	483	61,491
American Financial Group, Inc.	1,703	214,288
American International Group, Inc.	521	28,598
Aon PLC Class A	82	23,433
Arch Capital Group Ltd. (a)	1,122	42,838
Arthur J Gallagher & Co.	379	56,338
Assurant, Inc.	455	71,776
Assured Guaranty Ltd.	1,827	85,522
Athene Holding Ltd. Class A (a)	2,170	149,448
Berkshire Hathaway, Inc. Class B (a)	46	12,555
Brighthouse Financial, Inc. (a)	877	39,667
Brown & Brown, Inc.	216	11,977
Chubb Ltd.	155	26,889
Cincinnati Financial Corp.	1,606	183,437
Equitable Holdings, Inc.	1,536	45,527
Everest Re Group Ltd.	83	20,815
Fidelity National Financial, Inc.	1,801	81,657
First American Financial Corp.	422	28,295
Globe Life, Inc.	399	35,523
The Hanover Insurance Group, Inc.	200	25,924
The Hartford Financial Services Group, Inc.	2,574	180,823
Lincoln National Corp.	2,542	174,763
Loews Corp.	1,268	68,383
Markel Corp. (a)	27	32,269
Marsh & McLennan Cos., Inc.	118	17,869
Mercury General Corp.	387	21,544
MetLife, Inc.	2,674	165,066
MGIC Investment Corp.	6,210	92,902
Old Republic International Corp.	4,666	107,925
Primerica, Inc.	148	22,737
Principal Financial Group, Inc.	2,043	131,569
The Progressive Corp.	295	26,665
Prudential Financial, Inc.	1,941	204,193
Reinsurance Group of America, Inc.	540	60,080
The Travelers Cos., Inc.	356	54,116
Unum Group	5,122	128,357
Voya Financial, Inc.	636	39,044
W.R. Berkley Corp.	348	25,467
White Mountains Insurance Group Ltd.	14	14,975
Willis Towers Watson PLC	126	29,290
		3,000,340
Private Equity — 0.1%
The Blackstone, Inc.	362	42,115
KKR & Co., Inc.	430	26,178
		68,293
Real Estate — 1.1%
CBRE Group, Inc. Class A (a)	2,530	246,321

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Howard Hughes Corp. (a)	182	$15,981
Jones Lang LaSalle, Inc. (a)	1,161	288,033
		550,335
Real Estate Investment Trusts (REITS) — 2.9%
AGNC Investment Corp.	2,456	38,731
American Homes 4 Rent Class A	377	14,371
Apartment Income REIT Corp.	363	17,718
AvalonBay Communities, Inc.	95	21,056
Boston Properties, Inc.	176	19,070
Brixmor Property Group, Inc.	2,694	59,564
Camden Property Trust	113	16,664
CubeSmart	929	45,010
Duke Realty Corp.	273	13,068
Equity Residential	212	17,155
Essex Property Trust, Inc.	47	15,028
Extra Space Storage, Inc.	334	56,109
Federal Realty Investment Trust	123	14,513
First Industrial Realty Trust, Inc.	212	11,041
Gaming and Leisure Properties, Inc.	237	10,978
Healthpeak Properties, Inc.	422	14,128
Invitation Homes, Inc.	312	11,959
Iron Mountain, Inc.	2,495	108,408
Kimco Realty Corp.	5,773	119,790
Lamar Advertising Co. Class A	207	23,484
Life Storage, Inc.	328	37,635
Mid-America Apartment Communities, Inc.	144	26,892
National Retail Properties, Inc.	272	11,748
New Residential Investment Corp.	1,506	16,566
Omega Healthcare Investors, Inc.	393	11,774
Public Storage	96	28,522
Rayonier, Inc.	507	18,090
Regency Centers Corp.	347	23,363
Simon Property Group, Inc.	1,011	131,400
SL Green Realty Corp. (b)	642	45,479
Spirit Realty Capital, Inc.	217	9,991
Starwood Property Trust, Inc.	4,242	103,547
STORE Capital Corp.	568	18,193
Ventas, Inc.	1,183	65,313
VEREIT, Inc.	507	22,932
VICI Properties, Inc. (b)	1,294	36,762
Welltower, Inc.	407	33,537
Weyerhaeuser Co.	2,306	82,024
		1,371,613
Savings & Loans — 0.4%
People's United Financial, Inc.	3,854	67,330
Sterling Bancorp	4,022	100,389
		167,719
		12,004,542
Industrial — 17.9%
Aerospace & Defense — 0.4%
General Dynamics Corp.	106	20,779
HEICO Corp. Class A	81	9,593

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Howmet Aerospace, Inc.	3,538	$110,386
L3 Harris Technologies, Inc.	61	13,435
Northrop Grumman Corp.	42	15,126
Teledyne Technologies, Inc. (a)	28	12,028
TransDigm Group, Inc. (a)	20	12,491
		193,838
Building Materials — 3.1%
Builders FirstSource, Inc. (a)	4,491	232,364
Carrier Global Corp.	5,033	260,508
Eagle Materials, Inc.	1,034	135,619
Fortune Brands Home & Security, Inc.	1,128	100,866
Johnson Controls International PLC	2,300	156,584
Lennox International, Inc.	144	42,361
Louisiana-Pacific Corp.	2,562	157,230
Martin Marietta Materials, Inc.	281	96,012
Masco Corp.	408	22,664
MDU Resources Group, Inc.	2,848	84,500
Owens Corning	1,392	119,016
Trex Co., Inc. (a)	346	35,268
Vulcan Materials Co.	297	50,241
		1,493,233
Electrical Components & Equipment — 1.0%
Acuity Brands, Inc.	762	132,108
AMETEK, Inc.	333	41,295
ChargePoint Holdings, Inc. (a)	720	14,393
Emerson Electric Co.	638	60,099
Generac Holdings, Inc. (a)	413	168,781
Littelfuse, Inc.	122	33,339
Universal Display Corp.	82	14,019
		464,034
Electronics — 2.6%
Agilent Technologies, Inc.	219	34,499
Allegion PLC	138	18,241
Amphenol Corp. Class A	662	48,478
Arrow Electronics, Inc. (a)	1,844	207,063
Avnet, Inc.	2,493	92,166
Coherent, Inc. (a)	76	19,007
Fortive Corp.	285	20,112
Garmin Ltd.	204	31,714
Honeywell International, Inc.	97	20,591
Hubbell, Inc.	287	51,852
Jabil, Inc.	3,437	200,618
Keysight Technologies, Inc. (a)	123	20,208
Mettler-Toledo International, Inc. (a)	36	49,585
nVent Electric PLC	1,551	50,144
Sensata Technologies Holding PLC (a)	829	45,363
SYNNEX Corp.	1,047	108,993
Trimble, Inc. (a)	1,130	92,943
Vontier Corp.	1,548	52,013
Waters Corp. (a)	198	70,745
Woodward, Inc.	322	36,450
		1,270,785

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.8%
AECOM (a)	1,659	$104,766
Jacobs Engineering Group, Inc.	784	103,904
MasTec, Inc. (a)	1,410	121,655
TopBuild Corp. (a)	277	56,732
		387,057
Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	419	43,522
Pentair PLC	1,557	113,085
Republic Services, Inc.	225	27,013
Stericycle, Inc. (a)	233	15,837
Waste Management, Inc.	208	31,067
		230,524
Hand & Machine Tools — 0.7%
Lincoln Electric Holdings, Inc.	337	43,402
MSA Safety, Inc.	158	23,021
Regal Beloit Corp.	529	79,530
Snap-on, Inc.	659	137,698
Stanley Black & Decker, Inc.	417	73,104
		356,755
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	293	56,247
Oshkosh Corp.	995	101,858
Vertiv Holdings Co.	2,745	66,127
		224,232
Machinery – Diversified — 2.3%
AGCO Corp.	1,567	192,005
Cognex Corp.	179	14,359
Colfax Corp. (a)	852	39,107
Crane Co.	683	64,755
Curtiss-Wright Corp.	195	24,605
Deere & Co.	332	111,243
Dover Corp.	502	78,061
Flowserve Corp.	1,059	36,716
Gates Industrial Corp. PLC (a)	657	10,689
Graco, Inc.	529	37,014
IDEX Corp.	132	27,317
Ingersoll Rand, Inc. (a)	1,247	62,861
The Middleby Corp. (a)	860	146,639
Otis Worldwide Corp.	423	34,804
Rockwell Automation, Inc.	63	18,525
The Toro Co.	707	68,869
Westinghouse Air Brake Technologies Corp.	327	28,191
Xylem, Inc.	787	97,336
		1,093,096
Metal Fabricate & Hardware — 0.7%
Advanced Drainage Systems, Inc.	969	104,817
The Timken Co.	1,365	89,298

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Valmont Industries, Inc.	525	$123,438
		317,553
Miscellaneous - Manufacturing — 1.8%
3M Co.	74	12,981
A.O. Smith Corp.	644	39,329
Axon Enterprise, Inc. (a)	69	12,076
Carlisle Cos., Inc.	421	83,691
Donaldson Co., Inc.	335	19,232
Eaton Corp. PLC	535	79,881
General Electric Co.	849	87,472
Illinois Tool Works, Inc.	89	18,390
ITT, Inc.	628	53,908
Parker-Hannifin Corp.	375	104,858
Textron, Inc.	3,019	210,756
Trane Technologies PLC	825	142,436
		865,010
Packaging & Containers — 1.7%
Amcor PLC	1,604	18,590
AptarGroup, Inc.	185	22,080
Ardagh Group SA	463	11,802
Ball Corp.	194	17,454
Berry Global Group, Inc. (a)	1,607	97,834
Crown Holdings, Inc.	1,459	147,038
Graphic Packaging Holding Co.	1,200	22,848
Packaging Corp. of America	494	67,895
Sealed Air Corp.	2,578	141,249
Silgan Holdings, Inc.	519	19,909
Sonoco Products Co.	380	22,641
WestRock Co.	5,139	256,076
		845,416
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	84	16,217
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	270	23,490
CSX Corp.	963	28,640
Expeditors International of Washington, Inc.	822	97,925
FedEx Corp.	662	145,170
J.B. Hunt Transport Services, Inc.	273	45,651
Kansas City Southern	458	123,953
Landstar System, Inc.	266	41,980
Norfolk Southern Corp.	234	55,985
Old Dominion Freight Line, Inc.	158	45,185
Ryder System, Inc.	1,313	108,598
United Parcel Service, Inc. Class B	327	59,547
XPO Logistics, Inc. (a)	1,025	81,569
		857,693
		8,615,443

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 12.7%
Computers — 5.9%
Accenture PLC Class A	41	$13,117
Amdocs Ltd.	508	38,461
Apple, Inc.	136	19,244
Cognizant Technology Solutions Corp. Class A	845	62,708
Crowdstrike Holdings, Inc. Class A (a)	398	97,820
Dell Technologies C (a)	6,301	655,556
DXC Technology Co. (a)	6,380	214,432
EPAM Systems, Inc. (a)	283	161,446
Fortinet, Inc. (a)	231	67,461
Genpact Ltd.	334	15,868
Globant SA (a)	122	34,283
Hewlett Packard Enterprise Co.	20,028	285,399
HP, Inc.	19,398	530,729
International Business Machines Corp.	154	21,395
Leidos Holdings, Inc.	130	12,497
McAfee Corp. Class A (b)	368	8,137
NCR Corp. (a)	3,204	124,187
NetApp, Inc.	3,841	344,768
Science Applications International Corp.	132	11,294
Western Digital Corp. (a)	1,998	112,767
Zscaler, Inc. (a)	108	28,320
		2,859,889
Office & Business Equipment — 0.4%
Xerox Holdings Corp.	3,089	62,305
Zebra Technologies Corp. Class A (a)	219	112,877
		175,182
Semiconductors — 3.6%
Advanced Micro Devices, Inc. (a)	293	30,150
Analog Devices, Inc.	759	127,117
Applied Materials, Inc.	877	112,896
Broadcom, Inc.	50	24,247
Brooks Automation, Inc.	1,028	105,216
Cirrus Logic, Inc. (a)	148	12,188
Entegris, Inc.	1,208	152,087
KLA Corp.	347	116,075
Lam Research Corp.	183	104,154
Marvell Technology, Inc.	424	25,571
Microchip Technology, Inc.	303	46,508
Micron Technology, Inc.	1,114	79,072
MKS Instruments, Inc.	356	53,724
Monolithic Power Systems, Inc.	102	49,437
NXP Semiconductor NV	480	94,018
ON Semiconductor Corp. (a)	6,254	286,246
Qorvo, Inc. (a)	685	114,525
QUALCOMM, Inc.	227	29,278
Skyworks Solutions, Inc.	196	32,297
Teradyne, Inc.	614	67,030
Texas Instruments, Inc.	139	26,717
Wolfspeed, Inc. (a)	283	22,847
Xilinx, Inc.	187	28,235
		1,739,635

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 2.8%
Akamai Technologies, Inc. (a)	104	$10,877
Aspen Technology, Inc. (a)	207	25,420
Atlassian Corp. PLC Class A (a)	51	19,962
Bentley Systems, Inc. Class B	374	22,679
Bill.com Holdings, Inc. (a)	192	51,254
Broadridge Financial Solutions, Inc.	94	15,664
Cadence Design Systems, Inc. (a)	201	30,439
CDK Global, Inc.	385	16,382
Change Healthcare, Inc. (a)	5,165	108,155
Cloudflare, Inc. Class A (a)	1,143	128,759
Concentrix Corp. (a)	465	82,305
Five9, Inc. (a)	265	42,331
HubSpot, Inc. (a)	236	159,557
Intuit, Inc.	57	30,752
Manhattan Associates, Inc. (a)	218	33,361
MongoDB, Inc. (a)	37	17,446
MSCI, Inc.	33	20,075
Nuance Communications, Inc. (a)	2,655	146,131
Oracle Corp.	161	14,028
Palantir Technologies, Inc. Class A (a)	739	17,766
Paychex, Inc.	247	27,775
PTC, Inc. (a)	468	56,062
SS&C Technologies Holdings, Inc	369	25,609
Synopsys, Inc. (a)	87	26,049
Take-Two Interactive Software, Inc. (a)	85	13,096
Teradata Corp. (a)	2,736	156,910
Twilio, Inc. Class A (a)	70	22,334
Unity Software, Inc. (a) (b)	161	20,326
Workday, Inc. Class A (a)	51	12,744
		1,354,248
		6,128,954
Utilities — 1.3%
Electric — 1.2%
AES Corp.	10,146	231,633
Alliant Energy Corp.	236	13,211
Ameren Corp.	220	17,820
American Electric Power Co., Inc.	126	10,229
Brookfield Renewable Corp. Class A	294	11,410
CenterPoint Energy, Inc.	1,447	35,596
Consolidated Edison, Inc.	159	11,542
DTE Energy Co.	420	46,918
Duke Energy Corp.	214	20,884
Entergy Corp.	178	17,677
Exelon Corp.	629	30,406
Hawaiian Electric Industries, Inc.	285	11,637
Pinnacle West Capital Corp.	180	13,025
PPL Corp.	604	16,840
Public Service Enterprise Group, Inc.	594	36,175
Sempra Energy	127	16,065
The Southern Co.	302	18,715
		559,783

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.1%
National Fuel Gas Co.	252	$13,235
UGI Corp.	1,090	46,456
		59,691
Water — 0.0%
American Water Works Co., Inc.	89	15,044
		634,518

TOTAL COMMON STOCK (Cost $44,055,136)		48,043,217

TOTAL EQUITIES (Cost $44,055,136)		48,043,217

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	45,760	45,760

TOTAL MUTUAL FUNDS (Cost $45,760)		45,760

TOTAL LONG-TERM INVESTMENTS (Cost $44,100,896)		48,088,977

TOTAL INVESTMENTS — 100.0% (Cost $44,100,896) (d)		48,088,977

Other Assets/(Liabilities) — 0.0%		1,256

NET ASSETS — 100.0%		$48,090,233

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $577,270 or 1.20% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $544,652 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.3%

COMMON STOCK — 1.3%
Energy — 1.3%
Oil & Gas — 1.3%
Fieldwood Energy LLC (a) (b) (c)	3,193	$—
Fieldwood Energy LLC (a) (b) (c)	13,011	—
Tourmaline Oil Corp.	23,830	832,526
Tourmaline Oil Corp. (Escrow Shares) (a) (b) (c)	195,880	154,650
		987,176

TOTAL COMMON STOCK (Cost $885,304)		987,176

TOTAL EQUITIES (Cost $885,304)		987,176

	Principal Amount
BONDS & NOTES — 96.1%
BANK LOANS — 9.8%
Advertising — 0.6%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
3.629% VRN 8/21/26	$466,242	456,176
Airlines — 1.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	506,512	523,466
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	313,002	314,924
		838,390
Chemicals — 0.9%
Consolidated Energy Finance, SA, Term Loan B, 6 mo. USD LIBOR + 2.500%
2.657% VRN 5/07/25	691,852	679,745
Commercial Services — 1.6%
CoreLogic, Inc., 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
7.000% VRN 6/04/29	355,114	362,216
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.000% VRN 3/09/23	901,379	900,685
		1,262,901

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 1.2%
Magenta Buyer LLC
2021 USD 2nd Lien Term Loan,
0.000% 5/03/29 (d)	$192,000	$191,760
2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/27/28	764,423	764,186
		955,946
Cosmetics & Personal Care — 0.1%
Hoffmaster Group, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 11/21/23	122,358	117,616
Machinery - Diversified — 0.6%
Pro Mach Group, Inc.
2021 Delayed Draw Term Loan,
0.000% 8/31/28 (e)	62,789	63,058
2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.000% VRN 8/31/28	386,779	388,438
		451,496
Media — 0.5%
MSG National Properties LLC, Term Loan, 3 mo. USD LIBOR + 6.250%
7.000% VRN 11/12/25	352,266	360,192
Retail — 0.6%
Great Outdoors Group LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 3/06/28	466,618	468,018
Software — 2.6%
Finastra USA, Inc., USD 2nd Lien Term Loan, 6 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	1,400,000	1,406,524
Ivanti Software, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.750%
5.750% VRN 12/01/27	53,209	53,300
Renaissance Holding Corp., 2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
7.084% VRN 5/29/26	539,037	539,938
		1,999,762

TOTAL BANK LOANS (Cost $7,377,027)		7,590,242

CORPORATE DEBT — 86.3%
Advertising — 1.8%
Clear Channel Outdoor Holdings, Inc.
7.750% 4/15/28 (f)	301,000	316,802
7.500% 6/01/29 (f)	250,000	260,000
Midas OpCo Holdings LLC
5.625% 8/15/29 (f)	220,000	227,645
Terrier Media Buyer, Inc.
8.875% 12/15/27 (f)	523,000	553,010
		1,357,457

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Aerospace & Defense — 2.0%
Triumph Group, Inc.
6.250% 9/15/24 (f)	$306,000	$305,838
7.750% 8/15/25 (g)	1,243,000	1,227,462
		1,533,300
Airlines — 2.4%
American Airlines, Inc.
11.750% 7/15/25 (f)	379,000	469,012
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (f)	535,000	562,419
5.750% 4/20/29 (f)	229,000	246,759
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (f)	265,000	288,094
United Airlines, Inc.
4.375% 4/15/26 (f)	122,000	125,203
4.625% 4/15/29 (f)	121,000	125,047
		1,816,534
Auto Manufacturers — 3.5%
Ford Motor Co.
7.450% 7/16/31	472,000	613,600
9.000% 4/22/25	241,000	289,627
9.625% 4/22/30	726,000	1,029,332
Ford Motor Credit Co. LLC
4.125% 8/17/27	289,000	306,629
JB Poindexter & Co., Inc.
7.125% 4/15/26 (f)	435,000	457,837
		2,697,025
Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd.
4.875% 8/15/26 (f)	170,000	174,114
Clarios Global LP/Clarios US Finance Co.
8.500% 5/15/27 (f)	467,000	496,771
		670,885
Beverages — 0.0%
Triton Water Holdings, Inc.
6.250% 4/01/29 (f)	21,000	21,341
Biotechnology — 0.4%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (f)	347,000	338,384
Building Materials — 1.1%
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (f) (h)	222,000	224,498
9.750% 7/15/28 (f) (h)	602,000	654,675
		879,173
Chemicals — 2.2%
Consolidated Energy Finance SA
5.625% 10/15/28 (h)	339,000	339,000
6.875% 6/15/25 (f)	815,000	843,525

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (h)	$122,000	$122,000
Olympus Water US Holding Corp.
4.250% 10/01/28 (f) (h)	326,000	321,110
Unifrax Escrow Issuer Corp.
7.500% 9/30/29 (f)	96,000	98,378
		1,724,013
Coal — 2.0%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (f)	274,000	298,660
PIC AU Holdings LLC / PIC AU Holdings Corp.
10.000% 12/31/24 (f)	656,000	662,166
Warrior Met Coal, Inc.
8.000% 11/01/24 (f)	534,000	542,010
		1,502,836
Commercial Services — 1.0%
Alta Equipment Group, Inc.
5.625% 4/15/26 (f)	60,000	61,650
MoneyGram International, Inc.
5.375% 8/01/26 (f)	194,000	196,910
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (f)	338,000	349,418
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (f)	124,000	129,115
		737,093
Computers — 1.0%
Austin BidCo, Inc.
7.125% 12/15/28 (f)	11,000	11,083
Diebold Nixdorf, Inc.
9.375% 7/15/25 (f)	675,000	738,706
		749,789
Diversified Financial Services — 4.2%
Aretec Escrow Issuer, Inc.
7.500% 4/01/29 (f)	199,000	204,970
Coinbase Global, Inc.
3.375% 10/01/28 (f) (g)	168,000	161,700
3.625% 10/01/31 (f) (g)	136,000	130,220
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (f)	1,445,880	1,420,577
Jefferson Capital Holdings LLC
6.000% 8/15/26 (f)	177,000	181,815
Midcap Financial Issuer Trust
5.625% 1/15/30 (f)	106,000	104,940
6.500% 5/01/28 (f)	270,000	281,394
OneMain Finance Corp.
4.000% 9/15/30	169,000	168,155
5.375% 11/15/29	552,000	598,285
		3,252,056

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.6%
FirstEnergy Corp.
5.350% STEP 7/15/47	$186,000	$226,781
PG&E Corp.
5.000% 7/01/28 (g)	567,000	575,976
Pike Corp.
5.500% 9/01/28 (f)	447,000	455,515
		1,258,272
Electronics — 0.5%
Atkore, Inc.
4.250% 6/01/31 (f)	347,000	357,410
Engineering & Construction — 0.1%
Arcosa, Inc. Co.
4.375% 4/15/29 (f)	108,000	109,350
Entertainment — 0.8%
Banijay Entertainment SASU
5.375% 3/01/25 (f)	241,000	248,531
Caesars Entertainment, Inc.
4.625% 10/15/29 (f)	78,000	79,073
CCM Merger, Inc.
6.375% 5/01/26 (f)	193,000	203,132
Live Nation Entertainment, Inc.
4.750% 10/15/27 (f)	81,000	82,315
		613,051
Food — 3.3%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (f)	420,000	427,879
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (f)	826,000	918,694
6.500% 4/15/29 (f)	1,094,000	1,222,545
		2,569,118
Forest Products & Paper — 0.7%
Clearwater Paper Corp.
4.750% 8/15/28 (f)	230,000	236,325
Sylvamo Corp.
7.000% 9/01/29 (f)	270,000	276,242
		512,567
Health Care – Products — 0.3%
Mozart Debt Merger Sub, Inc.
5.250% 10/01/29 (h)	229,000	229,000
Health Care – Services — 1.6%
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (f)	108,000	108,702
6.125% 4/01/30 (f)	213,000	206,876
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (f)	143,000	148,227
Radiology Partners, Inc.
9.250% 2/01/28 (f)	397,000	426,944

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tenet Healthcare Corp.
6.125% 10/01/28 (f)	$350,000	$367,465
		1,258,214
Home Builders — 2.4%
Empire Communities Corp.
7.000% 12/15/25 (f)	123,000	128,535
M/I Homes, Inc.
4.950% 2/01/28	368,000	385,020
Mattamy Group Corp.
4.625% 3/01/30 (f)	668,000	682,599
STL Holding Co. LLC
7.500% 2/15/26 (f)	440,000	464,200
TRI Pointe Group, Inc.
5.700% 6/15/28	153,000	166,388
		1,826,742
Home Furnishing — 0.5%
Tempur Sealy International, Inc.
3.875% 10/15/31 (f)	368,000	368,460
Insurance — 0.6%
AmWINS Group, Inc.
4.875% 6/30/29 (f)	175,000	177,625
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (f)	293,000	311,129
		488,754
Internet — 2.3%
Acuris Finance Us, Inc. / Acuris Finance SARL
5.000% 5/01/28 (f)	359,000	357,205
Endure Digital, Inc.
6.000% 2/15/29 (f)	350,000	332,500
ION Trading Technologies Sarl
5.750% 5/15/28 (f)	298,000	303,849
Millennium Escrow Corp.
6.625% 8/01/26 (f)	296,000	304,865
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (h)	114,000	114,713
6.000% 2/15/28 (f) (g)	171,000	170,090
10.750% 6/01/28 (f)	169,000	190,125
		1,773,347
Leisure Time — 2.2%
Carlson Travel, Inc.
6.750% 12/15/25 (f) (g) (i)	296,000	263,440
Carnival Corp.
5.750% 3/01/27 (f)	487,000	502,828
NCL Corp. Ltd.
5.875% 3/15/26 (f)	499,000	511,475
NCL Finance Ltd.
6.125% 3/15/28 (f)	94,000	97,525

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (f)	$343,000	$352,583
		1,727,851
Lodging — 0.6%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (f)	199,000	199,746
Travel & Leisure Co.
6.625% 7/31/26 (f)	213,000	242,558
		442,304
Media — 6.1%
Altice Financing SA
5.000% 1/15/28 (f)	152,000	144,892
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (f)	486,000	483,570
Clear Channel Worldwide Holdings, Inc.
5.125% 8/15/27 (f)	313,000	323,896
CSC Holdings LLC
4.625% 12/01/30 (f)	404,000	382,790
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875% 8/15/27 (f)	233,000	243,194
DISH Network Corp.
3.375% 8/15/26	680,000	706,860
iHeartCommunications, Inc.
8.375% 5/01/27	482,000	515,137
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (f)	465,000	480,113
6.750% 10/15/27 (f)	314,000	332,840
Nexstar Media, Inc.
4.750% 11/01/28 (f)	118,000	122,408
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (f)	243,000	247,777
Sirius XM Radio, Inc.
3.125% 9/01/26 (f)	138,000	139,898
3.875% 9/01/31 (f)	333,000	325,299
Virgin Media Secured Finance PLC
4.500% 8/15/30 (f)	280,000	284,550
		4,733,224
Mining — 3.3%
Compass Minerals International, Inc.
4.875% 7/15/24 (f)	294,000	306,127
6.750% 12/01/27 (f)	192,000	203,760
First Quantum Minerals Ltd.
7.250% 4/01/23 (f)	659,000	670,532
Hecla Mining Co.
7.250% 2/15/28	423,000	455,639
Hudbay Minerals, Inc.
6.125% 4/01/29 (f)	147,000	153,960
Kinross Gold Corp.
6.875% 9/01/41	476,000	657,481
Novelis Corp.
3.250% 11/15/26 (f)	48,000	48,681

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 8/15/31 (f)	$50,000	$49,452
		2,545,632
Oil & Gas — 10.2%
Antero Resources Corp.
5.375% 3/01/30 (f)	106,000	111,634
7.625% 2/01/29 (f)	62,000	69,316
8.375% 7/15/26 (f)	101,000	114,406
Apache Corp.
4.750% 4/15/43	65,000	70,377
5.100% 9/01/40	130,000	145,597
5.350% 7/01/49	197,000	218,808
Chesapeake Energy Corp.
5.500% 2/01/26 (f)	90,000	94,050
5.875% 2/01/29 (f)	182,000	194,285
Comstock Resources, Inc.
5.875% 1/15/30 (f)	114,000	118,560
6.750% 3/01/29 (f)	126,000	136,080
CVR Energy, Inc.
5.750% 2/15/28 (f) (g)	949,000	940,326
EQT Corp.
7.500% STEP 2/01/30	55,000	70,796
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 10/01/25 (f)	43,000	43,484
6.250% 11/01/28 (f)	365,000	378,220
MEG Energy Corp.
7.125% 2/01/27 (f)	379,000	397,878
Murphy Oil Corp.
6.375% 7/15/28	182,000	192,465
Nabors Industries Ltd.
7.250% 1/15/26 (f)	276,000	268,438
7.500% 1/15/28 (f)	119,000	112,752
Neptune Energy Bondco PLC
6.625% 5/15/25 (f)	594,000	611,077
Occidental Petroleum Corp.
4.200% 3/15/48	31,000	29,683
4.400% 4/15/46	198,000	197,166
4.400% 8/15/49	78,000	76,538
4.500% 7/15/44	81,000	81,390
5.875% 9/01/25	178,000	199,493
6.125% 1/01/31 (g)	387,000	464,400
6.200% 3/15/40	550,000	647,735
6.375% 9/01/28	182,000	212,940
6.450% 9/15/36	215,000	270,497
6.600% 3/15/46	352,000	441,760
6.950% 7/01/24	88,000	99,440
Range Resources Corp.
8.250% 1/15/29 (f)	123,000	138,381
Rockcliff Energy II LLC
5.500% 10/15/29 (f) (h)	124,000	125,860
Transocean Guardian Ltd.
5.875% 1/15/24 (f)	31,490	31,333
Transocean Poseidon Ltd.
6.875% 2/01/27 (f)	29,000	28,853
Transocean, Inc.
7.250% 11/01/25 (f)	172,000	143,227
7.500% 1/15/26 (f)	294,000	238,215

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.000% 2/01/27 (f)	$222,000	$174,676
		7,890,136
Oil & Gas Services — 1.1%
Weatherford International Ltd.
6.500% 9/15/28 (f)	126,000	129,780
Welltec A/S
9.500% 12/01/22 (f)	683,000	679,585
		809,365
Packaging & Containers — 1.5%
Mauser Packaging Solutions Holding Co.
7.250% 4/15/25 (f)	781,000	776,240
Trident TPI Holdings, Inc.
9.250% 8/01/24 (f)	386,000	405,632
		1,181,872
Pharmaceuticals — 3.3%
AdaptHealth LLC
5.125% 3/01/30 (f)	278,000	278,142
Bausch Health Americas, Inc.
8.500% 1/31/27 (f)	250,000	268,125
Bausch Health Cos., Inc.
4.875% 6/01/28 (f)	295,000	305,694
5.000% 1/30/28 (f)	446,000	423,129
5.250% 1/30/30 (f)	320,000	298,400
5.250% 2/15/31 (f)	384,000	353,130
Par Pharmaceutical, Inc.
7.500% 4/01/27 (f)	629,000	640,794
		2,567,414
Pipelines — 8.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (f)	853,000	881,158
Buckeye Partners LP
5.850% 11/15/43	66,000	66,059
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (f)	379,000	403,085
DCP Midstream Operating LP
5.625% 7/15/27	216,000	245,970
6.450% 11/03/36 (f)	10,000	12,426
EnLink Midstream LLC
5.375% 6/01/29	173,000	182,584
EnLink Midstream Partners LP
4.850% 7/15/26	56,000	58,783
5.450% 6/01/47	97,000	93,589
5.600% 4/01/44	257,000	245,435
EQM Midstream Partners LP
4.500% 1/15/29 (f)	157,000	162,888
4.750% 1/15/31 (f)	142,000	147,683
6.000% 7/01/25 (f)	182,000	199,508
6.500% 7/01/27 (f)	151,000	169,837
Genesis Energy LP/Genesis Energy Finance Corp.
6.500% 10/01/25	440,000	438,900
Harvest Midstream I LP
7.500% 9/01/28 (f)	228,000	242,854

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ITT Holdings LLC
6.500% 8/01/29 (f)	$470,000	$474,113
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (f)	546,000	556,238
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.875% 2/01/31	295,000	318,231
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000% 1/15/28	33,000	34,650
5.500% 3/01/30	28,000	30,616
6.875% 1/15/29	61,000	68,168
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (f)	133,000	136,997
4.125% 8/15/31 (f)	152,000	158,460
Western Midstream Operating LP
5.300% STEP 2/01/30	145,000	160,225
5.300% 3/01/48	399,000	459,848
5.450% 4/01/44	202,000	232,025
		6,180,330
Real Estate — 0.4%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (f)	311,000	322,588
Real Estate Investment Trusts (REITS) — 1.9%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (f)	425,000	422,875
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875% 10/01/28 (f)	108,000	113,952
RLJ Lodging Trust LP
3.750% 7/01/26 (f)	107,000	107,535
Service Properties Trust
3.950% 1/15/28	73,000	68,802
4.375% 2/15/30	115,000	109,335
4.950% 2/15/27	58,000	57,855
7.500% 9/15/25	267,000	300,062
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125% 12/15/24 (f)	45,000	45,956
7.875% 2/15/25 (f)	25,000	26,415
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.750% 4/15/28 (f)	180,000	183,825
		1,436,612
Retail — 5.0%
Ambience Merger Sub, Inc.
7.125% 7/15/29 (f)	294,000	293,265
Bath & Body Works, Inc.
6.875% 11/01/35	299,000	375,245
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	120,280
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (f)	260,000	258,050
Foot Locker, Inc.
4.000% 10/01/29 (f) (h)	148,000	148,326
Macy's Retail Holdings LLC
5.875% 4/01/29 (f) (g)	40,000	43,400

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Michaels Cos., Inc.
5.250% 5/01/28 (f)	$166,000	$171,229
Michaels Cos., Inc.
7.875% 5/01/29 (f)	405,000	419,681
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (f)	473,000	501,971
Nordstrom, Inc.
4.000% 3/15/27	65,000	67,158
4.375% 4/01/30 (g)	65,000	66,455
5.000% 1/15/44	331,000	324,507
Staples, Inc.
7.500% 4/15/26 (f)	461,000	467,915
10.750% 4/15/27 (f)	422,000	410,922
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (f)	145,000	149,713
		3,818,117
Software — 0.7%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	335,000	350,913
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (f) (h)	94,000	96,585
6.500% 10/15/28 (f) (h)	68,000	70,567
		518,065
Storage & Warehousing — 1.4%
LBC Tank Terminals Holding Netherlands BV
6.875% 5/15/23 (f)	1,111,000	1,109,456
Telecommunications — 2.0%
Altice France SA
5.125% 7/15/29 (f)	368,000	361,387
CommScope Technologies Finance LLC
6.000% 6/15/25 (f)	196,000	198,843
Consolidated Communications, Inc.
6.500% 10/01/28 (f)	391,000	424,724
Telecom Italia Capital
6.000% 9/30/34	150,000	168,375
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750% 8/15/28 (f) (g)	384,000	401,069
		1,554,398
Transportation — 1.4%
Carriage Purchaser, Inc.
7.875% 10/15/29 (f)	186,000	185,447
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% 7/31/29 (f)	425,000	419,156
Seaspan Corp.
5.500% 8/01/29 (f)	425,000	433,593
		1,038,196

TOTAL CORPORATE DEBT (Cost $63,076,017)		66,519,731

TOTAL BONDS & NOTES (Cost $70,453,044)		74,109,973

MML High Yield Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 4.5%

Diversified Financial Services — 4.5%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	3,500,980	$3,500,980

TOTAL MUTUAL FUNDS (Cost $3,500,980)		3,500,980

TOTAL LONG-TERM INVESTMENTS (Cost $74,839,328)		78,598,129

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement — 4.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (k)	$3,371,080	3,371,080

TOTAL SHORT-TERM INVESTMENTS (Cost $3,371,080)		3,371,080

TOTAL INVESTMENTS — 106.3% (Cost $78,210,408) (l)		81,969,209

Less Unfunded Loan Commitments — (0.1)%		(62,475)

NET INVESTMENTS — 106.3% (Cost $78,147,933)		81,906,734

Other Assets/(Liabilities) — (6.3)%		(4,818,467)

NET ASSETS — 100.0%		$77,088,267

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2021, these securities amounted to a value of $154,650 or 0.20% of net assets.
(c)	Non-income producing security.
(d)	All or a portion of the security represents unsettled loan commitments at September 30, 2021 where the rate will be determined at time of settlement.
(e)	Unfunded or partially unfunded loan commitments.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $49,729,491 or 64.51% of net assets.

MML High Yield Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(g)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $3,571,586 or 4.63% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $146,830 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2021, these securities amounted to a value of $263,440 or 0.34% of net assets.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $3,371,080. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $3,438,586.
(l)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 84.1%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 53.5%
Automobile Asset-Backed Securities — 3.6%
American Credit Acceptance Receivables Trust, Series 2019-1, Class C
3.500% 4/14/25 (a)	$428,847	$430,906
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	388,000	391,466
Carvana Auto Receivables Trust
Series 2020-N3, Class B, 0.660% 6/12/28	5,879,000	5,868,885
Series 2021-P2, 1.880% 5/10/28 (a)	1,157,805	1,158,251
Drive Auto Receivables Trust, Series 2019-1, Class C
3.780% 4/15/25	304,624	306,448
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430% 12/16/24 (a)	83,913	84,085
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,306,000	2,336,702
		10,576,743
Commercial Mortgage-Backed Securities — 3.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.584% FRN 7/15/35 (a)	1,000,000	1,000,001
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.684% FRN 12/15/36 (a)	1,198,074	1,197,701
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.784% FRN 11/15/35 (a)	1,582,000	1,582,494
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.084% FRN 10/15/36 (a)	1,546,421	1,548,355
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.834% FRN 12/15/37 (a)	308,865	309,155

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.684% FRN 5/15/36 (a)	$4,000,000	$4,003,750
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 1 mo. USD LIBOR + 1.000%
1.084% FRN 6/15/32 (a)	200,306	200,243
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.884% FRN 5/15/36 (a)	476,000	476,000
		10,317,699
Home Equity Asset-Backed Securities — 2.0%
Centex Home Equity Loan Trust
Series 2006-A, Class M1, 1 mo. USD LIBOR + .300% 0.536% FRN 6/25/36	716,578	711,618
Series 2005-D, Class M3, 1 mo. USD LIBOR + .720% 0.806% FRN 10/25/35	606,993	606,621
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .290%
0.376% FRN 8/25/36	1,051,403	1,043,893
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
0.701% FRN 4/25/36	2,483,215	2,463,147
RASC Trust, Series 2005-EMX1, Class M1, 1 mo. USD LIBOR + .645%
0.731% FRN 3/25/35	920,453	916,396
		5,741,675
Other Asset-Backed Securities — 28.6%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.284% FRN 3/15/41 (a)	119,369	118,754
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 0.284% FRN 6/15/41 (a)	782,732	769,386
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.284% FRN 9/15/41 (a)	80,173	78,573
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 0.284% FRN 12/15/41 (a)	67,536	67,394
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 0.284% FRN 3/15/42 (a)	487,022	478,003
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	2,325,207	2,330,213

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	$2,251,756	$2,267,572
Series 2020-A, Class A, 2.100% 2/18/25 (a)	6,800,000	6,838,366
Series 2020-Z1, Class A, 3.460% 10/15/24 (a)	1,330,461	1,356,860
Series 2020-A, Class B, 3.540% 2/18/25 (a)	1,000,000	1,010,647
AIMCO CLO, Series 2015-AA, Class AR, 3 mo. USD LIBOR + .850%
0.976% FRN 1/15/28 (a)	1,382,497	1,382,497
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 1 mo. USD LIBOR + 1.150%
1.234% FRN 6/15/28 (a)	780,000	780,246
BHG Securitization Trust, Series 2021-B, Class A
0.900% 10/17/34 (a)	1,760,000	1,759,062
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 3 mo. USD LIBOR + .890%
1.024% FRN 1/18/29 (a)	1,473,800	1,473,826
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
0.491% FRN 8/25/36	1,159,344	1,153,932
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	690,000	690,790
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	3,344,781	3,346,936
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	2,230,117	2,231,611
Series 2019-1A, Class A, 3.630% 2/18/31 (a)	69,996	70,779
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 0.246% FRN 11/25/36	712,092	699,902
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 0.806% FRN 10/25/35	692,985	690,277
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	4,439,771	4,435,226
FREED ABS Trust
Series 2021-2, Class A, 0.680% 6/19/28 (a)	1,876,223	1,877,275
Series 2021-2, Class B, 1.030% 6/19/28 (a)	2,348,000	2,352,151
Gracie Point International Funding, Series 2021-1A, Class A, 1 mo. USD LIBOR + .750%
0.836% FRN 11/01/23 (a)	3,732,988	3,732,988
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
0.346% FRN 3/25/37	276,706	272,960
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.366% FRN 7/15/27 (a)	690,591	690,824
Lendmark Funding Trust
Series 2019-2A, Class A, 2.780% 4/20/28 (a)	6,600,000	6,741,210

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-2A, Class A, 4.230% 4/20/27 (a)	$1,000,000	$1,007,216
Long Beach Mortgage Loan Trust
Series 2004-5, Class A1, 1 mo. USD LIBOR + .320% 0.406% FRN 9/25/34	673,447	673,135
Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680% 0.766% FRN 1/25/46	309,608	307,292
Marlette Funding Trust
Series 2020-1A, Class B, 2.380% 3/15/30 (a)	2,819,910	2,835,336
Series 2019-4A, Class A, 2.390% 12/17/29 (a)	735,205	737,076
Series 2019-3A, Class A, 2.690% 9/17/29 (a)	64,910	64,952
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	90,516	90,588
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	1,985,000	1,997,957
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	47,324	48,604
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class AT1, ABS, 144A, 1.426% 8/15/53 (a)	2,250,000	2,247,101
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,100,000	1,100,503
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	275,667	276,940
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	536,400	536,058
OCP CLO Ltd., Series 2015-10A, Class A1R, 3 mo. USD LIBOR + .820%
0.945% FRN 10/26/27 (a)	628,813	628,858
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	113,124	114,480
Pagaya AI Debt Selection Trust, Series 2021-3, Class A
1.150% 5/15/29 (a)	3,990,000	3,991,272
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	2,328,000	2,318,626
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.936% FRN 2/25/23 (a)	440,000	441,084
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,391,540	1,412,319
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	316,956	326,492
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	356,313	360,721
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	286,770	292,294
SoFi Consumer Loan Program LLC
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	35,075	35,129
Series 2016-2A, Class B, 4.770% VRN 10/27/25 (a) (b)	248,398	249,025
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	946,000	970,411

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
0.821% FRN 3/25/35	$1,203,857	$1,199,822
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 0.256% FRN 1/25/37	362,714	360,614
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 0.731% FRN 2/25/36	510,000	504,796
Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200% 1.286% FRN 11/25/35 (a)	766,685	746,050
Upstart Securitization Trust
Series 2021-4, Class A, 0.840% 9/20/31 (a)	5,900,000	5,900,276
Series 2020-3, Class A, 1.702% 11/20/30 (a)	1,897,285	1,906,985
Westgate Resorts LLC, Series 2018-1A, Class A
3.380% 12/20/31 (a)	203,071	204,969
		83,585,241
Student Loans Asset-Backed Securities — 8.5%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
0.232% FRN 3/28/68	2,368,628	2,320,026
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.616% FRN 1/15/37	362,003	323,108
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	503,000	502,946
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	21,858	22,321
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%
0.936% FRN 5/27/42 (a)	693,463	694,809
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	419,131	425,219
Edsouth Indenture
No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 0.886% FRN 10/25/56 (a)	291,383	292,653
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 1.586% FRN 12/25/58 (a)	1,000,000	1,000,000
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
0.836% FRN 8/25/42 (a)	295,529	295,717

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
0.829% FRN 8/25/48 (a)	$206,385	$206,881
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.482% FRN 6/28/39 (a)	408,133	377,721
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
0.862% FRN 9/27/38	758,204	758,613
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	262,665	266,334
Navient Private Education Refi Loan Trust, Series 2021-A, Class A
0.840% 5/15/69 (a)	1,089,523	1,088,317
Navient Student Loan Trust
Series 2017-3A, Class A2, 1 mo. USD LIBOR + .600% 0.686% FRN 7/26/66 (a)	483,903	485,098
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.236% FRN 7/26/66 (a)	410,000	418,392
Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 1.284% FRN 12/15/28 (a)	211,657	212,563
Series 2019-3A, Class B, 1 mo. USD LIBOR + 1.550% 1.636% FRN 7/25/68 (a)	2,900,000	2,903,007
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.836% FRN 12/26/40 (a)	115,933	116,270
Nelnet Student Loan Trust
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 0.295% FRN 3/23/37	854,830	747,425
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.325% FRN 1/25/38	578,370	504,162
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.382% FRN 6/25/41	286,155	260,525
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.475% FRN 10/25/40	904,278	840,437
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.586% FRN 6/25/41 (a)	375,000	376,685
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 0.346% FRN 12/15/39	1,014,692	922,639
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 0.396% FRN 3/15/40	1,534,903	1,434,283
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 0.265% FRN 10/25/28	239,047	237,973
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.325% FRN 1/25/70	304,489	284,454
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.335% FRN 10/25/40	322,919	303,675
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.345% FRN 1/25/41	357,474	330,611
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.425% FRN 7/25/25	145,245	145,147

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.435% FRN 1/25/55	$320,220	$305,687
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 0.585% FRN 1/25/40	351,663	334,783
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.595% FRN 10/25/64	244,641	232,929
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 0.766% FRN 12/15/38	355,406	341,192
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720% 0.804% FRN 1/15/37 (a)	1,026,071	1,027,831
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 0.954% FRN 7/15/36 (a)	1,287,523	1,294,841
SoFi Alternative Trust, Series 2019-C, Class PT,
1.035% VRN 1/25/45 (a) (b)	946,929	1,015,650
SoFi Professional Loan Program LLC
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 0.786% FRN 3/26/40 (a)	133,286	133,388
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 1.836% FRN 8/25/36 (a)	154,645	155,330
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	833,303	841,260
		24,780,902
Whole Loan Collateral Collateralized Mortgage Obligations — 7.3%
Banc of America Funding, Series 2006-G, Class 2A1, 1 mo. USD LIBOR + .440%
0.527% FRN 7/20/36	123,930	123,776
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1,
2.666% VRN 7/25/59 (a) (b)	3,412,420	3,425,175
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.034% FRN 8/25/49 (a)	1,445,959	1,447,373
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	450,419	451,646
NewRez Warehouse Securitization Trust 2021-1, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
0.836% FRN 5/25/55 (a)	4,667,000	4,671,943
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 1.036% FRN 2/25/60 (a)	787,909	788,619
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	1,977,591	1,979,786
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
0.706% FRN 11/25/35	640,108	637,868
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	1,493,394	1,509,506

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	$3,376,997	$3,373,004
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	919,707	929,172
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	1,278,866	1,281,047
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	842,291	850,881
		21,469,796

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $155,972,807)		156,472,056

U.S. Government Agency Obligations and Instrumentalities (c) — 9.7%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.203% 2.328% 3/01/37	140,313	147,349
Whole Loans — 9.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA1, Class M1, SOFR30A + .650% 0.700% FRN 1/25/51 (a)	850,180	850,180
Series 2021-HQA3, Class M1, SOFR30A + .850% 0.900% FRN 9/25/41 (a)	7,667,000	7,672,353
Series 2020-DNA6, Class M1, SOFR30A + .900% 0.950% FRN 12/25/50 (a)	693,207	693,857
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.036% FRN 12/25/30 (a)	1,500,000	1,497,522
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 1.786% FRN 1/25/50 (a)	3,212,702	3,222,890
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 2.186% FRN 9/25/48 (a)	1,505,000	1,517,742
Series 2018-DNA2, Class M2A, 1 mo. USD LIBOR + 2.150% 2.236% FRN 12/25/30 (a)	3,800,000	3,831,190
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.850% FRN 10/25/50 (a)	470,223	475,781
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M2, 1 mo. USD LIBOR + 2.000% 2.086% FRN 7/25/39 (a)	2,292,272	2,298,345
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.236% FRN 9/25/31 (a)	3,884,671	3,904,356

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.386% FRN 8/25/31 (a)	$2,136,045	$2,149,821
		28,114,037

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $28,230,139)		28,261,386

U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Bonds & Notes — 20.9%
U.S. Treasury Inflation Index
0.125% 7/15/24	718,475	766,991
0.125% 10/15/24	1,170,290	1,251,860
0.125% 4/15/25	1,241,681	1,332,059
0.125% 10/15/25	1,683,184	1,821,236
0.125% 4/15/26	3,330,688	3,605,730
0.125% 7/15/26	1,423,438	1,552,492
0.125% 1/15/30	2,546,232	2,794,423
0.125% 7/15/30	2,768,012	3,049,931
0.125% 1/15/31	1,651,498	1,810,540
0.125% 7/15/31	3,004,369	3,304,492
0.125% 2/15/51	1,467,802	1,599,331
0.250% 1/15/25	2,333,691	2,507,472
0.250% 7/15/29	1,333,888	1,482,369
0.250% 2/15/50	637,026	713,569
0.375% 7/15/25 (d)	2,756,717	3,007,729
0.375% 1/15/27	847,493	935,409
0.375% 7/15/27	1,283,239	1,426,952
0.500% 1/15/28	1,410,915	1,578,755
0.625% 1/15/24	877,380	936,055
0.625% 1/15/26	1,407,231	1,552,975
0.625% 2/15/43	949,792	1,126,814
0.750% 7/15/28	1,984,542	2,270,724
0.750% 2/15/42	1,147,600	1,392,182
0.750% 2/15/45	1,072,214	1,312,820
0.875% 1/15/29	2,162,040	2,496,030
0.875% 2/15/47	565,385	720,881
1.000% 2/15/46	230,400	298,491
1.000% 2/15/48	885,528	1,168,770
1.000% 2/15/49	488,133	650,761
1.375% 2/15/44	1,171,200	1,601,494
2.000% 1/15/26	825,162	962,141
2.125% 2/15/40	378,867	561,917

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.125% 2/15/41	$810,186	$1,215,880
2.375% 1/15/25	2,027,326	2,327,201
2.375% 1/15/27	1,759,589	2,140,135
2.500% 1/15/29	762,810	976,258
3.375% 4/15/32	384,450	561,783
3.625% 4/15/28	759,438	1,014,799
3.875% 4/15/29	830,200	1,157,080
		60,986,531

TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,521,547)		60,986,531

TOTAL BONDS & NOTES (Cost $244,724,493)		245,719,973

TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $1,845,236)		1,439,183

TOTAL LONG-TERM INVESTMENTS (Cost $246,569,729)		247,159,156

SHORT-TERM INVESTMENTS — 16.9%
Commercial Paper — 16.8%
Baxter International
0.183% 10/18/21 (a)	3,000,000	2,999,798
Dominion Resources
0.172% 10/06/21	1,000,000	999,978
0.183% 10/19/21	2,000,000	1,999,855
Evergy Kansas
0.142% 10/06/21 (a)	3,000,000	2,999,935
Fidelity National Information Services, Inc.
0.203% 10/22/21 (a)	3,000,000	2,999,741
Ingredion, Inc.
0.183% 10/08/21 (a)	2,000,000	1,999,933
Keurig Dr Pepper, Inc.
0.193% 10/29/21 (a)	3,000,000	2,999,640
Nasdaq, Inc.
0.183% 11/29/21 (a)	4,000,000	3,998,067
Public Service Enterprise Group, Inc.
0.183% 12/20/21 (a)	3,000,000	2,998,691

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Rogers Communications
0.152% 10/14/21 (a)	$2,000,000	$1,999,899
Sempra Energy
0.142% 10/06/21 (a)	4,000,000	3,999,913
Spire, Inc.
0.152% 10/21/21 (a)	3,000,000	2,999,755
Tampa Electric Co.
0.183% 10/21/21 (a)	3,000,000	2,999,843
Telus Corp.
0.183% 12/17/21 (a)	3,000,000	2,998,752
Transcanada Pipelines Ltd.
0.213% 11/15/21 (a)	4,000,000	3,999,177
VW Credit, Inc.
0.152% 10/27/21 (a)	3,000,000	2,999,669
Walgreens Boots
0.172% 10/08/21 (a)	2,000,000	1,999,929
Wolkswagens Credit, Inc.
0.152% 10/06/21 (a)	1,000,000	999,978
		48,992,553
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (e)	450,133	450,133

TOTAL SHORT-TERM INVESTMENTS (Cost $49,443,019)		49,442,686

TOTAL INVESTMENTS — 101.5% (Cost $296,012,748) (f)		296,601,842

Other Assets/(Liabilities) — (1.5)%		(4,444,513)

NET ASSETS — 100.0%		$292,157,329

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
VRN	Variable Rate Note

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $201,409,762 or 68.94% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2021.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $450,133. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $459,163.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund			Received by Fund
Description	Counterparty	Expiration Date	Rate		Frequency	Rate		Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA		Quarterly	2.44%	##	Semi-Annual	USD	1,967,000	$153,032	$98,334	$54,698
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	##	Semi- Annual	3-Month USD LIBOR BBA		Quarterly	USD	22,880,000	$859,602	$1,143,841	$(284,239)
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	##	Semi- Annual	3-Month USD LIBOR BBA		Quarterly	USD	12,590,000	426,549	603,061	(176,512)
											1,286,151	1,746,902	(460,751)
											$1,439,183	$1,845,236	$(406,053)

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	12/21/21	12	$1,954,915	$(44,290)
U.S. Treasury Note 2 Year	12/31/21	79	17,398,007	(13,687)
U.S. Treasury Note 5 Year	12/31/21	7	865,998	(6,803)
				$(64,780)
Short
U.S. Treasury Ultra 10 Year	12/21/21	17	$(2,519,806)	$50,556
U.S. Treasury Ultra Bond	12/21/21	3	(591,834)	18,646
				$69,202

OTC Inflation-Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1.978%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	12/24/22	USD	2,000,000	$92,875	$—	$92,875
1.833%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	8/28/23	USD	500,000	32,070	—	32,070
2.000%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	12/24/23	USD	4,000,000	216,405	—	216,405
								$341,350	$—	$341,350

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.17%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	1/31/22	37,846,183	$(336,890)	$—	$(336,890)
0.16%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	2/28/22	55,335,258	(395,947)	—	(395,947)
0.22%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	11/30/21	34,257,582	811,033	—	811,033
0.17%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	1/31/22	47,746,583	(425,020)	—	(425,020)
0.16%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	2/28/22	46,112,654	(329,955)	—	(329,955)
							$(676,779)	$—	$(676,779)

## Exercise Rate.

Currency Legend

USD	U.S. Dollar

MML Managed Bond Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.7%

CORPORATE DEBT — 34.5%
Aerospace & Defense — 0.6%
The Boeing Co.
1.433% 2/04/24	$5,060,000	$5,068,095
5.930% 5/01/60	605,000	824,057
		5,892,152
Agriculture — 1.0%
BAT Capital Corp.
2.259% 3/25/28	725,000	718,963
4.700% 4/02/27	2,365,000	2,670,421
4.758% 9/06/49	540,000	582,489
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	2,764,000	2,972,327
Reynolds American, Inc.
5.850% 8/15/45	985,000	1,179,664
Viterra Finance BV
3.200% 4/21/31 (a)	2,565,000	2,602,626
		10,726,490
Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	980,000	1,048,556
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,337,118	1,398,371
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	411,388	423,469
		2,870,396
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
3.087% 1/09/23	1,410,000	1,430,727
4.140% 2/15/23	1,360,000	1,394,272
General Motors Co.
4.200% 10/01/27	565,000	627,726
5.150% 4/01/38	800,000	952,850
6.800% 10/01/27	1,890,000	2,359,308
		6,764,883
Banks — 6.0%
Associated Banc-Corp.
4.250% 1/15/25	2,411,000	2,589,380
Bank of America Corp.
SOFR + 1.220% 2.299% VRN 7/21/32	1,355,000	1,334,776
5 year CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	2,579,721
SOFR + 2.150% 2.592% VRN 4/29/31	1,255,000	1,279,527

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.183% 11/25/27	$1,090,000	$1,214,523
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,343,172
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	475,000	538,622
6.110% 1/29/37	1,550,000	2,092,382
7.750% 5/14/38	400,000	625,358
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (b)	3,575,000	3,580,362
Barclays PLC
4.337% 1/10/28	920,000	1,028,555
5.200% 5/12/26	1,320,000	1,509,235
BPCE SA SOFR + 1.520%
1.652% VRN 10/06/26 (a)	3,635,000	3,637,934
Citigroup, Inc.
4.450% 9/29/27	450,000	511,605
6.625% 6/15/32	1,525,000	2,047,576
Credit Suisse AG
6.500% 8/08/23 (a)	3,069,000	3,358,407
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	1,955,000	2,080,535
First Republic Bank
4.375% 8/01/46	2,050,000	2,494,570
Fulton Financial Corp.
3.600% 3/16/22	226,000	228,739
The Goldman Sachs Group, Inc.
4.250% 10/21/25	550,000	608,930
5.950% 1/15/27	1,410,000	1,695,388
6.750% 10/01/37	1,145,000	1,635,900
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	1,203,000	1,192,125
4.250% 3/14/24	995,000	1,068,823
4.250% 8/18/25	2,781,000	3,049,606
4.375% 11/23/26	699,000	778,744
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,000,000	1,038,634
5.600% 7/15/41	1,125,000	1,547,287
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	2,780,000	2,814,750
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,270,000	1,242,013
SOFR + 1.485% 3.217% VRN 4/22/42	1,345,000	1,404,005
4.350% 9/08/26	3,200,000	3,611,414
Nordea Bank Abp 5 year CMT + 4.110%
6.625% VRN (a) (b)	1,758,000	2,020,610
Societe Generale SA 1 year CMT + 1.000%
1.792% VRN 6/09/27 (a)	2,010,000	1,998,212
Valley National Bancorp
5.125% 9/27/23	1,530,000	1,649,921
Wells Fargo & Co.
5.375% 11/02/43	909,000	1,202,838
		62,634,179
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	3,475,000	4,311,718
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	552,725
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	2,053,011

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 5/01/42	$360,000	$438,699
		7,356,153
Biotechnology — 0.1%
Amgen, Inc.
3.000% 1/15/52	840,000	808,771
Chemicals — 0.4%
DuPont de Nemours, Inc.
5.319% 11/15/38	1,750,000	2,258,456
Syngenta Finance NV
4.441% 4/24/23 (a)	2,065,000	2,158,501
		4,416,957
Commercial Services — 0.2%
Triton Container International Ltd.
2.050% 4/15/26 (a)	2,475,000	2,481,992
Computers — 0.2%
Apple, Inc.
2.650% 5/11/50	700,000	671,175
Dell International LLC / EMC Corp.
8.100% 7/15/36	325,000	490,971
Leidos, Inc.
2.300% 2/15/31	1,260,000	1,231,083
		2,393,229
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.500% 9/15/23	1,370,000	1,459,502
6.500% 7/15/25	645,000	747,568
Aircastle Ltd.
4.400% 9/25/23	3,095,000	3,295,533
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,275,542
3.950% 7/15/26 (a)	1,035,000	1,090,215
6.000% 8/15/23 (a)	2,945,000	3,185,749
8.500% 5/18/25 (a)	720,000	858,597
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,639,721
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,214,677
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,755,000	2,708,048
3.250% 2/15/27 (a)	1,610,000	1,659,467
4.250% 4/15/26 (a)	2,976,000	3,199,599
5.500% 1/15/26 (a)	190,000	212,870
Blackstone Private Credit Fund
1.750% 9/15/24 (a)	335,000	334,507
2.625% 12/15/26 (a)	1,500,000	1,493,943
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,120,000	3,082,329
4.125% 10/07/51 (c)	1,675,000	1,633,309
Brookfield Finance, Inc.
4.350% 4/15/30	1,765,000	2,036,670
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	335,000	401,261

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	$1,449,648	$1,424,279
Lazard Group LLC
3.625% 3/01/27	1,253,000	1,364,596
4.500% 9/19/28	755,000	870,816
		36,188,798
Electric — 0.7%
CMS Energy Corp.
4.875% 3/01/44	780,000	991,023
Duke Energy Corp.
3.750% 9/01/46	1,500,000	1,598,200
Entergy Arkansas LLC
2.650% 6/15/51	1,765,000	1,641,289
Entergy Louisiana LLC
4.950% 1/15/45	1,005,000	1,095,304
Nevada Power Co.
6.650% 4/01/36	550,000	803,206
Pacific Gas and Electric Co.
2.500% 2/01/31	775,000	736,388
Puget Energy, Inc.
2.379% 6/15/28 (a)	840,000	839,444
		7,704,854
Electronics — 0.1%
Avnet, Inc.
3.000% 5/15/31	863,000	864,146
Food — 0.8%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (a) (d)	5,300,000	5,399,428
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	776,000	863,083
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,280,000	1,242,869
3.000% 10/15/30 (a)	943,000	948,162
		8,453,542
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,748,881
NiSource, Inc.
4.800% 2/15/44	1,035,000	1,275,847
5.800% 2/01/42	950,000	1,265,733
		4,290,461
Health Care – Services — 0.3%
City of Hope
4.378% 8/15/48	1,050,000	1,307,826
HCA, Inc.
3.500% 7/15/51	1,550,000	1,537,684
		2,845,510

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 4.7%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	$2,600,000	$2,630,420
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	2,885,000	3,122,291
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	2,177,000	2,498,108
AmTrust Financial Services, Inc.
6.125% 8/15/23	3,370,000	3,440,172
Athene Global Funding
2.673% 6/07/31 (a)	2,505,000	2,522,225
Athene Holding Ltd.
6.150% 4/03/30	1,540,000	1,935,822
AXIS Specialty Finance LLC
3.900% 7/15/29	1,110,000	1,211,390
5 year CMT + 3.186% 4.900% VRN 1/15/40	1,315,000	1,400,244
Brighthouse Financial, Inc.
4.700% 6/22/47	1,125,000	1,269,463
5.625% 5/15/30	3,592,000	4,332,036
CNO Financial Group, Inc.
5.250% 5/30/29	2,094,000	2,453,769
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,200,000	2,343,450
Enstar Group Ltd.
4.950% 6/01/29	1,600,000	1,816,083
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	1,675,000	1,696,489
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	3,163,525
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	930,000	1,030,440
MetLife Capital Trust IV
7.875% 12/15/67 (a)	725,000	1,007,685
New York Life Insurance Co.
3.750% 5/15/50 (a)	510,000	570,035
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,025,000	1,090,864
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,440,000	2,853,458
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	572,078
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	3,950,509
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	750,000	904,221
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,327,043
		49,141,820
Internet — 0.2%
Amazon.com, Inc.
4.050% 8/22/47	775,000	938,115
Expedia Group, Inc.
4.625% 8/01/27	1,330,000	1,507,335
		2,445,450
Investment Companies — 1.2%
Ares Capital Corp.
2.150% 7/15/26	1,850,000	1,854,108

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.200% 6/10/24	$1,450,000	$1,554,817
BlackRock TCP Capital Corp.
3.900% 8/23/24	2,910,000	3,092,843
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	885,131
3.375% 4/15/24	2,438,000	2,548,827
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	2,440,000	2,597,252
		12,532,978
Iron & Steel — 0.2%
Vale Overseas Ltd.
6.250% 8/10/26	1,250,000	1,477,088
6.875% 11/21/36	630,000	845,082
		2,322,170
Lodging — 0.2%
Las Vegas Sands Corp.
3.200% 8/08/24	2,070,000	2,125,070
Machinery – Construction & Mining — 0.2%
The Weir Group PLC
2.200% 5/13/26 (a)	2,665,000	2,690,329
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	765,000	758,665
6.484% 10/23/45	1,485,000	2,015,213
Comcast Corp.
2.887% 11/01/51 (a)	350,000	334,647
2.937% 11/01/56 (a)	1,184,000	1,118,392
3.969% 11/01/47	630,000	717,681
Discovery Communications LLC
4.000% 9/15/55	1,210,000	1,261,076
4.650% 5/15/50	490,000	568,092
Time Warner Cable, Inc.
6.750% 6/15/39	985,000	1,345,877
ViacomCBS, Inc.
4.200% 5/19/32	872,000	996,276
4.950% 1/15/31	1,008,000	1,202,877
		10,318,796
Metal Fabricate & Hardware — 0.2%
The Timken Co.
4.500% 12/15/28	2,055,000	2,290,791
Mining — 0.6%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	894,000	1,148,531
Glencore Funding LLC
2.625% 9/23/31 (a)	2,685,000	2,626,251
3.875% 10/27/27 (a)	975,000	1,062,847
Teck Resources Ltd.
6.000% 8/15/40	850,000	1,100,985
		5,938,614

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous - Manufacturing — 0.1%
General Electric Co.
4.125% 10/09/42	$113,000	$129,041
6.875% 1/10/39	298,000	443,262
		572,303
Oil & Gas — 1.9%
BP Capital Markets PLC 5 year CMT + 4.036%
4.375% VRN (b)	2,400,000	2,557,560
Cenovus Energy, Inc.
6.750% 11/15/39	765,000	1,039,038
Devon Energy Corp.
5.600% 7/15/41	800,000	994,988
EQT Corp.
3.900% 10/01/27	2,160,000	2,337,617
Helmerich & Payne, Inc.
2.900% 9/29/31 (a)	355,000	356,006
Marathon Petroleum Corp.
6.500% 3/01/41	1,120,000	1,547,022
Occidental Petroleum Corp.
6.600% 3/15/46	1,258,000	1,578,790
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,650,000	1,864,924
5.625% 7/01/24	975,000	1,080,977
Ovintiv, Inc.
6.500% 2/01/38	545,000	748,453
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (d)	1,680,000	1,686,504
Petroleos Mexicanos
5.350% 2/12/28	665,000	656,947
6.375% 1/23/45	595,000	505,815
6.500% 3/13/27	585,000	617,824
6.625% 6/15/35	140,000	132,570
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,490,000	1,515,704
Saudi Arabian Oil Co.
4.250% 4/16/39 (a)	925,000	1,037,055
		20,257,794
Oil & Gas Services — 0.5%
Halliburton Co.
5.000% 11/15/45	1,000,000	1,195,710
NOV, Inc.
3.600% 12/01/29 (d)	2,920,000	3,067,801
3.950% 12/01/42	1,506,000	1,490,494
		5,754,005
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.700% 5/14/45	1,260,000	1,551,195
Bristol-Myers Squibb Co.
4.350% 11/15/47	830,000	1,038,374
Cigna Corp.
4.800% 7/15/46	880,000	1,096,800
CVS Health Corp.
5.050% 3/25/48	455,000	586,160

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.125% 9/15/39	$560,000	$773,125
CVS Pass-Through Trust
5.926% 1/10/34 (a)	995,639	1,198,822
7.507% 1/10/32 (a)	842,139	1,059,653
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,375,000	1,678,483
		8,982,612
Pipelines — 1.8%
Energy Transfer LP
4.200% 4/15/27	885,000	978,047
6.125% 12/15/45	1,000,000	1,270,010
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,370,000	2,120,439
EnLink Midstream Partners LP
4.150% 6/01/25	2,924,000	3,013,270
4.850% 7/15/26	951,000	998,265
Enterprise Products Operating LLC
3 mo. USD LIBOR + 3.033% 5.250% VRN 8/16/77	1,775,000	1,855,864
3 mo. USD LIBOR + 2.570% 5.375% VRN 2/15/78	1,205,000	1,253,350
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	1,775,000	1,801,625
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,345,000	2,122,225
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,150,000	1,226,469
4.700% 6/15/44	1,195,000	1,280,091
6.650% 1/15/37	375,000	491,445
		18,411,100
Private Equity — 0.7%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,569,980
Carlyle Finance Subsidiary LLC
3.500% 9/19/29 (a)	1,100,000	1,179,987
Hercules Capital, Inc.
4.625% 10/23/22	2,910,000	2,963,811
2.625% 9/16/26	1,270,000	1,269,015
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	747,110
		7,729,903
Real Estate Investment Trusts (REITS) — 1.8%
Broadstone Net Lease LLC
2.600% 9/15/31	1,835,000	1,810,554
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,275,000	1,265,324
Host Hotels & Resorts LP
3.500% 9/15/30	2,120,000	2,199,971
Kimco Realty Corp.
4.125% 12/01/46	710,000	807,760
4.450% 9/01/47	800,000	966,078
Service Properties Trust
4.500% 6/15/23	760,000	769,500
4.950% 10/01/29	1,155,000	1,126,125
Spirit Realty LP
2.700% 2/15/32	550,000	544,611

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.200% 1/15/27	$2,280,000	$2,429,132
3.400% 1/15/30	515,000	546,695
4.000% 7/15/29	1,290,000	1,427,825
4.450% 9/15/26	133,000	148,469
STORE Capital Corp.
4.625% 3/15/29	1,881,000	2,129,140
WEA Finance LLC
2.875% 1/15/27 (a)	2,420,000	2,506,012
		18,677,196
Retail — 0.3%
El Puerto de Liverpool SAB de CV
3.950% 10/02/24 (a)	2,620,000	2,809,976
Software — 0.5%
Microsoft Corp.
2.921% 3/17/52	2,064,000	2,140,703
MSCI, Inc.
3.625% 11/01/31 (a)	1,630,000	1,696,137
Oracle Corp.
3.600% 4/01/50	1,000,000	998,794
		4,835,634
Telecommunications — 1.3%
AT&T, Inc.
3.500% 9/15/53	328,000	322,819
3.550% 9/15/55	5,153,000	5,066,523
Crown Castle Towers LLC
4.241% 7/15/48 (a)	2,750,000	3,069,068
Qwest Corp
6.750% 12/01/21	725,000	731,453
Telefonica Emisiones SAU
4.665% 3/06/38	1,105,000	1,284,439
Verizon Communications, Inc.
2.875% 11/20/50	755,000	702,273
2.987% 10/30/56	2,292,000	2,128,186
		13,304,761
Transportation — 0.2%
CSX Corp.
4.750% 11/15/48	650,000	837,258
Norfolk Southern Corp.
4.050% 8/15/52	860,000	1,007,285
		1,844,543
Trucking & Leasing — 0.1%
GATX Corp.
1.900% 6/01/31	660,000	626,259

TOTAL CORPORATE DEBT (Cost $340,821,027)		360,304,617

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.2%
Automobile Asset-Backed Securities — 1.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class C
4.530% 3/20/23 (a)	1,271,000	1,282,353

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CarMax Auto Owner Trust
Series 2020-4, Class D, 1.750% 4/15/27	$3,900,000	$3,945,073
Series 2019-3, Class D, 2.850% 1/15/26	1,974,000	2,038,620
Carvana Auto Receivables Trust
Series 2021-P1, Class D, 1.820% 12/10/27	1,749,000	1,764,598
Series 2019-4A, Class D, 3.070% 7/15/25 (a)	1,625,000	1,681,477
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class B
3.950% 11/14/28 (a)	1,774,000	1,923,925
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,087,000	1,131,213
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	3,226,000	3,220,517
		16,987,776
Commercial Mortgage-Backed Securities — 9.3%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.249% VRN 7/05/40 (a) (e)	4,270,000	4,556,409
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.434% FRN 9/15/34 (a)	670,000	667,488
BANK, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (e)	2,100,000	1,956,075
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (e)	2,250,000	2,432,093
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (e)	1,610,000	1,675,123
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (e)	1,370,000	1,360,480
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM,
5.513% VRN 1/12/45 (e)	351,871	348,457
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (e)	2,200,000	2,203,790
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (e)	3,587,000	3,497,647
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (e)	2,500,000	2,393,387
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (e)	12,518,000	12,349,439
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (e)	2,800,000	2,710,516
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.584% FRN 7/15/35 (a)	2,760,000	2,760,004
BX Commercial Mortgage Trust
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.684% FRN 12/15/36 (a)	3,794,209	3,793,028
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.784% FRN 11/15/35 (a)	1,876,000	1,876,586
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.884% FRN 10/15/36 (a)	1,527,864	1,529,295
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 1.884% FRN 6/15/38 (a)	1,900,000	1,904,155
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.084% FRN 10/15/36 (a)	1,845,102	1,847,409
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 2.100% FRN 9/15/36 (a)	4,999,000	5,005,261
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
1.834% FRN 12/15/37 (a)	898,516	899,358
Cold Storage Trust, Series 2020-ICE5, Class D, 1 mo. USD LIBOR + 2.100%
2.184% FRN 11/15/37 (a)	3,440,467	3,445,837
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	962,404

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-UBS2, Class AM, 4.199% 3/10/47	$1,375,000	$1,457,656
Series 2015-CR23, Class C, 4.433% VRN 5/10/48 (e)	1,000,000	1,065,222
Series 2014-LC17, Class C, 4.725% VRN 10/10/47 (e)	2,908,000	3,034,721
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
2.234% FRN 5/15/36 (a)	570,000	570,535
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 2.330% FRN 4/15/26 (a)	2,629,000	2,635,569
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 2.830% FRN 4/15/26 (a)	908,000	910,836
Extended Stay America Trust
Series 2021-ESH, Class C, 1 mo. USD LIBOR + 1.700% 1.784% FRN 7/15/38 (a)	3,680,851	3,706,029
Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250% 2.334% FRN 7/15/38 (a)	1,989,649	2,007,050
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
1.834% FRN 8/15/38 (a)	2,600,000	2,600,809
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.884% FRN 5/15/36 (a)	1,505,000	1,505,001
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.834% FRN 3/15/38 (a)	1,935,000	1,935,603
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	962,013
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (e)	2,253,000	2,326,471
MHC Commercial Mortgage Trust
Series 2021-MHC, Class D, 1 mo. USD LIBOR + 1.601% 1.685% FRN 4/15/38 (a)	1,600,000	1,601,997
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101% 2.185% FRN 4/15/38 (a)	4,000,000	4,013,748
MKT Mortgage Trust
Series 2020-525M, Class D, 3.039% VRN 2/12/40 (a) (e)	475,000	476,746
Series 2020-525M, Class E, 3.039% VRN 2/12/40 (a) (e)	976,000	937,673
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (e)	760,000	859,489
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.184% FRN 7/15/39 (a)	3,761,000	3,762,069
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	444,304
		96,987,782
Other Asset-Backed Securities — 11.7%
AASET Trust, Series 2020-1A, Class A
3.351% 1/16/40 (a)	1,453,607	1,436,847
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,850,023	1,943,519
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
1.000% FRN 10/15/34 (a)	2,000,000	2,000,202
ASSURANT CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
2.184% FRN 10/20/31 (a)	950,000	950,377
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
1.888% FRN 1/23/31 (a)	1,190,000	1,190,118

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Avery Point VII CLO Ltd., Series 2015-7A, Class DR, 3 mo. USD LIBOR + 3.600%
3.726% FRN 1/15/28 (a)	$1,000,000	$1,000,272
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
3.281% FRN 11/20/30 (a)	400,000	398,016
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class B, 3 mo. USD LIBOR + 1.950%
2.076% FRN 10/15/32 (a)	500,000	500,067
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	360,806	368,900
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	1,536,532	1,542,903
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	602,229	609,931
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	1,069,494	1,075,709
Canyon Capital CLO Ltd.
Series 2019-2A, Class A, 3 mo. USD LIBOR + 1.370% 1.496% FRN 10/15/32 (a)	1,400,000	1,400,430
Series 2019-2A, Class C, 3 mo. USD LIBOR + 2.750% 2.876% FRN 10/15/32 (a)	250,000	250,054
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	462,581	479,205
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	397,088	427,194
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	904,088	951,461
Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.850%
2.982% FRN 7/28/28 (a)	330,000	329,449
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	483,506	483,500
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
2.226% FRN 1/15/31 (a)	900,000	900,202
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.114% FRN 4/20/31 (a)	750,000	751,009
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	518,987	526,282
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.314% FRN 11/16/30 (a)	2,330,000	2,330,531
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.334% FRN 10/20/30 (a)	2,040,000	2,040,381
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
1.000% FRN 10/15/36 (a) (c)	2,000,000	2,000,212
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.876% FRN 10/15/30 (a)	1,700,000	1,700,136
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 2.135% FRN 10/15/34 (a)	350,000	349,995
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
1.284% FRN 4/20/34 (a)	2,800,000	2,803,044
Elmwood CLO III Ltd.
Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650% 1.000% FRN 10/20/34 (c)	350,000	350,037
Series 2019-3A, Class B, 3 mo. USD LIBOR + 1.950% 2.076% FRN 10/15/32 (a)	350,000	350,000
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	112,825	114,088

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flatiron CLO Ltd.
Series 2019-1A, Class B, 3 mo. USD LIBOR + 1.900% 2.025% FRN 11/16/32 (a)	$350,000	$350,000
Series 2019-1A, Class C, 3 mo. USD LIBOR + 2.700% 2.825% FRN 11/16/32 (a)	250,000	250,000
GCI Funding I LLC, Series 2021-1, Class A
2.380% 6/18/46 (a)	1,277,497	1,283,216
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
1.000% FRN 10/20/32 (a) (c)	1,000,000	1,000,000
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,300,692	2,348,763
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,248,524	1,300,422
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	602,846	633,716
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,041,217	1,098,053
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
1.000% FRN 1/15/37 (a) (c)	500,000	500,000
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
1.834% FRN 1/20/31 (a)	1,290,000	1,290,160
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	569,865	584,899
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	628,292	652,529
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	185,361	192,802
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	727,262	743,764
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	149,100	156,925
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	1,102,861	1,177,951
Horizon Aircraft Finance I Ltd.
Series 2019-1, Class A, 3.721% 7/15/39 (a)	1,227,767	1,230,715
Series 2018-1, Class A, 4.458% 12/15/38 (a)	850,676	851,053
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,733,463	2,726,127
HPS Loan Management Ltd., Series 15A-19, Class A1, 3 mo. USD LIBOR + 1.320%
1.458% FRN 7/22/32 (a)	1,300,000	1,300,816
ICG US CLO Ltd., Series 2019-1A, Class A1A, 3 mo. USD LIBOR + 1.380%
1.505% FRN 10/26/32 (a)	750,000	750,399
KKR CLO Ltd.
Series 36A, Class C, 3 mo. USD LIBOR + 2.150% 1.000% FRN 10/15/34 (a) (c)	500,000	500,000
Series 28A, Class A, 3 mo. USD LIBOR + 1.140% 1.256% FRN 3/15/31 (a)	900,000	900,055
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 1.734% FRN 2/15/39 (a)	2,900,000	2,900,378
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 2.084% FRN 2/15/39 (a)	5,000,000	5,000,594
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 2.284% FRN 2/15/39 (a)	2,700,000	2,700,372
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	2,025,944	2,006,377
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,764,975	1,760,865
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.726% FRN 7/15/30 (a)	1,665,000	1,665,072

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.138% FRN 1/22/31 (a)	$1,000,000	$1,000,006
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.334% FRN 10/18/30 (a)	620,000	620,105
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,352,519
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	650,106
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	228,915	245,272
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	225,155	239,466
MVW Owner Trust, Series 2017-1A, Class A
2.420% 12/20/34 (a)	107,554	110,464
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
1.788% FRN 7/15/34 (a)	1,800,000	1,801,921
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,350,642
OAK Hill Credit Partners
Series 2019-4A, Class A1, 3 mo. USD LIBOR + 1.330% 1.468% FRN 10/22/32 (a)	1,000,000	1,000,273
Series 2019-4A, Class C, 3 mo. USD LIBOR + 2.650% 2.788% FRN 10/22/32 (a)	500,000	500,176
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,200,000	1,242,411
OCP CLO Ltd., Series 2018-15A, Class A1, 3 mo. USD LIBOR + 1.100%
1.234% FRN 7/20/31 (a)	250,000	250,015
OHA Loan Funding Ltd., Series 2015-1A, Class A1R2, 3 mo. USD LIBOR + 1.340%
1.465% FRN 11/15/32 (a)	550,000	550,384
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	1,536,000	1,562,748
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,454,593	1,449,345
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,281,365	2,347,677
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.936% FRN 2/25/23 (a)	1,270,000	1,273,128
Renew, Series 2021-1, Class A
2.060% 11/20/56 (a)	1,657,971	1,657,014
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD LIBOR + 1.550%
1.684% FRN 4/20/34 (a)	1,500,000	1,495,633
RRAM, Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.216% FRN 1/15/30 (a)	2,450,000	2,455,826
Sierra Receivables Funding LLC
Series 2020-2A, Class B, 2.320% 7/20/37 (a)	585,843	593,531
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	1,198,569	1,206,187
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	473,678	484,560
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.425% FRN 8/18/31 (a)	1,170,000	1,155,568
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
1.286% FRN 11/25/35 (a)	2,167,867	2,109,522
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	106,756	110,959

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	$418,068	$448,186
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,866,931	2,061,021
Thrust Engine Leasing
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,686,426	2,650,271
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,283,515	1,266,732
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	1,000,000	996,197
Trinity Rail Leasing LP, Series 2018-1A, Class A2
4.620% 6/17/48 (a)	2,420,000	2,473,128
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,395,714	2,533,717
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	3,664,544	3,649,564
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	376,840	371,228
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	1,969,892	1,103,593
Wendy's Funding LLC, Series 2021-1A, Class A2I
2.370% 6/15/51 (a)	1,336,650	1,348,917
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,096,031	1,096,350
Wind River CLO Ltd.
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 1.876% FRN 7/15/30 (a)	1,150,000	1,150,039
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 1.926% FRN 11/01/31 (a)	900,000	900,099
Zaxby's Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (a)	875,000	889,409
		122,164,003
Student Loans Asset-Backed Securities — 3.8%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,734,960	1,794,002
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,224,974	1,274,155
College Loan Corp. Trust I, Series 2007-1, Class B2,
1.627% FRN 1/25/47 (e)	800,909	641,482
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	1,225,151	1,242,949
Education Services of America
Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 1.586% FRN 6/25/48 (a)	1,200,000	1,200,000
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.586% FRN 10/25/56 (a)	1,100,000	1,100,000
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%
3.825% FRN 4/25/46	625,000	646,997
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A,
3.580% VRN 11/25/38 (a) (e)	979,802	1,017,560
Higher Education Funding I
Series 2004-1, Class B2, 0.000%FRN 1/01/44 (a) (e)	450,000	393,108
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (e)	450,000	402,683
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	547,785	560,215
Navient Private Education Loan Trust, Series 2020-IA, Class B
2.950% 4/15/69 (a)	2,352,000	2,412,013
Navient Private Education Refi Loan Trust
Series 2021-BA, Class B, 2.520% 7/15/69 (a)	2,620,000	2,634,305
Series 2019-A, Class B, 3.900% 1/15/43 (a)	1,190,000	1,268,814
Navient Student Loan Trust

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-2A, Class B, 1 mo. USD LIBOR + 1.350% 1.436% FRN 2/25/70 (a)	$2,330,000	$2,353,905
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.586% FRN 10/25/58	940,000	946,653
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 1.586% FRN 6/25/65 (a)	2,370,000	2,450,707
Nelnet Student Loan Trust
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 0.382% FRN 6/25/41	531,955	484,310
Series 2005-4, Class A4A, 1.145% FRN 3/22/32 (e)	275,000	265,029
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 1.486% FRN 4/25/67 (a)	3,250,000	3,249,999
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	2,184,092
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.335% FRN 10/25/40	1,667,068	1,567,723
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.415% FRN 1/25/44	1,715,588	1,619,329
Series 2006-2, Class R, 1.000% 1/25/41	730,800	3,661,308
SoFi Alternative Trust, Series 2019-C, Class PT,
1.035% VRN 1/25/45 (a) (e)	2,967,046	3,182,370
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (e)	990,000	1,020,496
		39,574,204
Whole Loan Collateral Collateralized Mortgage Obligations — 2.8%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.537% VRN 8/25/34 (e)	12,222	12,057
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (e)	1,330,000	1,345,406
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (e)	4,420,230	4,450,274
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (a) (e)	1,582,582	1,593,578
Series 2021-GR2, Class A2, 2.500% VRN 2/25/52 (a) (e)	2,382,809	2,419,221
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.480% VRN 1/25/47 (a) (e)	800,379	816,395
New Residential Mortgage Loan Trust 2021-INV1, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (e)	2,844,575	2,873,687
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
1.486% FRN 5/25/55 (a)	2,606,000	2,606,683
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (e)	5,400,000	5,412,024
PSMC Trust, Series 2018-2, Class A1,
3.500% VRN 6/25/48 (a) (e)	280,385	281,661
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (e)	2,448,000	2,470,520
Verus Securitization Trust
Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (e)	3,640,000	3,688,819
Series 2021-R3, Class M1, 2.411% VRN 4/25/64 (a) (e)	1,147,000	1,155,912
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
4.000% VRN 11/25/48 (a) (e)	205,694	207,160
		29,333,397

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $301,563,565)		305,047,162

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond
6.125% 1/18/41	$2,080,000	$2,283,091
Mexico Government International Bond
4.500% 4/22/29	875,000	982,695
4.750% 3/08/44	3,727,000	3,972,758
6.750% 9/27/34	685,000	900,782
		8,139,326

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $7,715,553)		8,139,326

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES(f) — 19.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	23,418	26,242
Pass-Through Securities — 19.0%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,478,504	2,494,565
Pool #RA4255 2.000% 1/01/51	5,172,294	5,210,660
Pool #J13972 3.500% 1/01/26	17,686	18,870
Pool #C91344 3.500% 11/01/30	60,576	64,806
Pool #C91424 3.500% 1/01/32	35,664	38,222
Pool #RA2483 3.500% 6/01/50	5,833,113	6,170,432
Pool #C91239 4.500% 3/01/29	3,068	3,385
Pool #C91251 4.500% 6/01/29	19,314	21,313
Pool #C90939 5.500% 12/01/25	10,505	11,829
Pool #D97258 5.500% 4/01/27	8,249	9,289
Pool #C91026 5.500% 4/01/27	19,013	21,409
Pool #C91074 5.500% 8/01/27	2,053	2,312
Pool #D97417 5.500% 10/01/27	8,321	9,363
Pool #C91128 5.500% 12/01/27	1,103	1,241
Pool #C91148 5.500% 1/01/28	46,476	52,290
Pool #C91176 5.500% 5/01/28	16,044	18,051
Pool #C91217 5.500% 11/01/28	5,117	5,757
Federal National Mortgage Association
Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% FRN 5/01/34	12,879	13,350
Pool #MA3029 3.000% 6/01/32	1,752,665	1,850,081
Pool #MA3090 3.000% 8/01/32	704,327	742,814
Pool #AO8180 3.000% 9/01/42	13,594	14,501
Pool #AB7397 3.000% 12/01/42	83,241	88,796
Pool #AB7401 3.000% 12/01/42	67,740	72,260
Pool #AP8668 3.000% 12/01/42	96,393	102,825
Pool #AR1975 3.000% 12/01/42	20,029	21,366
Pool #AR0306 3.000% 1/01/43	6,445	6,875
Pool #AR5391 3.000% 1/01/43	40,465	43,165
Pool #AL3215 3.000% 2/01/43	67,268	71,756
Pool #AR4109 3.000% 2/01/43	64,521	68,826
Pool #AR4432 3.000% 3/01/43	30,940	33,004
Pool #AT0169 3.000% 3/01/43	140,968	150,373
Pool #AB8809 3.000% 3/01/43	34,928	37,259
Pool #MA1368 3.000% 3/01/43	131,480	140,253
Pool #AR2174 3.000% 4/01/43	130,648	139,366
Pool #AS1304 3.500% 12/01/28	663,094	707,753
Pool #MA1356 3.500% 2/01/43	5,331,534	5,768,970

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA6096 3.500% 6/01/50	$6,003,560	$6,414,524
Pool #FM4017 3.500% 8/01/50	537,099	567,780
Pool #AA3980 4.500% 4/01/28	38,632	42,063
Pool #CA1909 4.500% 6/01/48	3,073,470	3,325,602
Pool #AD6437 5.000% 6/01/40	265,431	302,184
Pool #AD6996 5.000% 7/01/40	1,608,927	1,831,706
Pool #AL8173 5.000% 2/01/44	642,347	731,289
Pool #AD0836 5.500% 11/01/28	35,181	39,571
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	19	20
Pool #352022 7.000% 11/15/23	1,235	1,294
Pool #374440 7.000% 11/15/23	115	120
Pool #491089 7.000% 12/15/28	5,085	5,480
Pool #480539 7.000% 4/15/29	97	108
Pool #500928 7.000% 5/15/29	2,804	3,192
Pool #488634 7.000% 5/15/29	1,726	1,947
Pool #510083 7.000% 7/15/29	673	762
Pool #499410 7.000% 7/15/29	1,012	1,156
Pool #493723 7.000% 8/15/29	2,061	2,355
Pool #581417 7.000% 7/15/32	3,968	4,479
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 2.125% FRN 11/20/25	1,765	1,789
Pool #080136 1 year CMT + 1.500% 2.125% FRN 11/20/27	468	477
Pool #MA6038 3.000% 7/20/49	3,420,873	3,585,092
Pool #MA6283 3.000% 11/20/49	6,180,776	6,455,271
Pool #MA6409 3.000% 1/20/50	6,229,294	6,500,589
Pool #MA4321 3.500% 3/20/47	3,640,753	3,863,196
Government National Mortgage Association II TBA
2.500% 2/01/51 (c)	15,650,000	16,147,621
3.000% 7/01/49 (c)	5,675,000	5,927,271
3.500% 5/01/49 (c)	14,620,000	15,371,559
Uniform Mortgage Backed Securities TBA
2.000% 7/01/51 (c)	29,250,000	29,309,413
2.500% 7/01/51 (c)	20,750,000	21,383,848
3.000% 5/01/49 (c)	34,975,000	36,584,396
3.500% 2/01/49 (c)	14,925,000	15,790,184
		198,423,725
Whole Loans — 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350%
1.436% FRN 3/25/29	22,781	22,785

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $198,550,182)		198,472,752

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bonds & Notes — 15.2%
U.S. Treasury Bond
2.250% 8/15/49 (g)	27,750,000	28,689,820
3.500% 2/15/39	24,800,000	30,813,705
U.S. Treasury Note
0.125% 2/15/24	25,000,000	24,858,935

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.500% 2/28/26	$75,050,000	$73,762,427
		158,124,887

TOTAL U.S. TREASURY OBLIGATIONS (Cost $158,962,160)		158,124,887

TOTAL BONDS & NOTES (Cost $1,007,612,487)		1,030,088,744

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $2,989,579)		2,395,537

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	4,951,728	4,951,728

TOTAL MUTUAL FUNDS (Cost $4,951,728)		4,951,728

TOTAL LONG-TERM INVESTMENTS (Cost $1,015,553,794)		1,037,436,009

	Principal Amount
SHORT-TERM INVESTMENTS — 14.9%
Commercial Paper — 14.7%
Amcor Flexibles North American
0.132% 11/01/21 (a)	$3,000,000	2,999,597
American Honda Finance Corp.
0.152% 11/23/21	6,000,000	5,998,596
0.152% 12/07/21	2,000,000	1,999,365
AT&T, Inc.
0.142% 10/21/21 (a)	2,000,000	1,999,837
BASF SE
0.122% 10/04/21 (a)	4,000,000	3,999,964
Dominion Resources
0.183% 10/19/21	2,000,000	1,999,855
0.203% 12/01/21	8,000,000	7,997,506
Enbridge (US), Inc.
0.132% 10/04/21 (a)	7,000,000	6,999,899
Experian Finance PLC
0.162% 10/01/21 (a)	8,000,000	7,999,973
Fidelity National Information Services, Inc.
0.203% 10/22/21 (a)	12,000,000	11,998,966
Gen Dynamics Corp.
0.193% 12/07/21 (a)	1,000,000	999,777
Ingredion, Inc.
0.183% 10/08/21 (a)	7,000,000	6,999,767
NextEra Energy Capital Holdings, Inc.
0.152% 11/18/21 (a)	4,000,000	3,999,102
Nutrien Ltd.
0.183% 12/29/21 (a)	7,000,000	6,996,675
Public Service Enterprise Group, Inc.
0.162% 11/05/21 (a)	7,000,000	6,998,922
0.183% 12/20/21 (a)	5,000,000	4,997,818

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reckitt Benckiser Treasury Services PLC
0.172% 10/08/21 (a)	$7,000,000	$6,999,734
Sempra Energy
0.172% 10/01/21 (a)	5,000,000	4,999,982
0.183% 10/12/21 (a)	7,000,000	6,999,666
Spire, Inc.
0.142% 10/18/21 (a)	3,000,000	2,999,798
Tampa Electric Co.
0.172% 10/07/21 (a)	1,000,000	999,983
0.183% 10/19/21 (a)	2,000,000	1,999,905
0.183% 10/21/21 (a)	5,000,000	4,999,738
0.183% 10/28/21 (a)	4,000,000	3,999,720
Telus Corp.
0.152% 12/15/21 (a)	7,000,000	6,997,177
Transcanada Pipelines Ltd.
0.213% 11/15/21 (a)	3,000,000	2,999,383
VW Credit, Inc.
0.152% 10/06/21 (a)	4,000,000	3,999,913
0.152% 10/13/21 (a)	2,000,000	1,999,906
0.152% 10/27/21 (a)	6,000,000	5,999,339
Walgreens Boots
0.172% 10/08/21 (a)	12,000,000	11,999,572
		152,979,435
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (i)	1,854,814	1,854,814

TOTAL SHORT-TERM INVESTMENTS (Cost $154,834,161)		154,834,249

TOTAL INVESTMENTS — 114.3% (Cost $1,170,387,955) (j)		1,192,270,258

Other Assets/(Liabilities) — (14.3)%		(149,449,120)

NET ASSETS — 100.0%		$1,042,821,138

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $519,005,287 or 49.77% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	All or a portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $5,635,376 or 0.54% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $803,803 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

MML Managed Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2021.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,854,814. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $1,891,933.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund			Received by Fund
Description	Counterparty	Expiration Date	Rate		Frequency	Rate		Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA		Quarterly	2.44%	##	Semi-Annually	USD	3,700,000	$287,860	$184,971	$102,889
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%	##	Semi- Annually	3-Month USD LIBOR BBA		Quarterly	USD	56,100,000	$2,107,677	$2,804,608	$(696,931)
											$2,395,537	$2,989,579	$(594,042)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	12/21/21	32	$5,231,788	$(136,788)
U.S. Treasury Ultra 10 Year	12/21/21	15	2,181,611	(2,861)
U.S. Treasury Ultra Bond	12/21/21	217	43,271,823	(1,811,260)
U.S. Treasury Note 2 Year	12/31/21	429	94,468,340	(64,879)
U.S. Treasury Note 5 Year	12/31/21	237	29,279,340	(189,441)
				$(2,205,229)
Short
90 Day Eurodollar	3/14/22	15	$(3,657,513)	$(87,050)
90 Day Eurodollar	9/19/22	14	(3,412,279)	(76,696)
90 Day Eurodollar	3/13/23	12	(2,923,010)	(58,090)
90 Day Eurodollar	12/18/23	15	(3,650,388)	(56,675)
90 Day Eurodollar	12/16/24	40	(9,722,367)	(117,133)
				$(395,644)

##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

MML Short-Duration Bond Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.4%

CORPORATE DEBT — 50.7%
Agriculture — 1.4%
BAT Capital Corp.
4.700% 4/02/27	$820,000	$925,896
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	420,816
3.500% 2/11/23 (a)	387,000	398,344
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	900,000	814,727
		2,559,783
Airlines — 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	1,000,000	1,069,956
Auto Manufacturers — 2.8%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + 1.235% 1.360% FRN 2/15/23	275,000	273,907
3.087% 1/09/23	260,000	263,822
3.350% 11/01/22	1,050,000	1,066,937
General Motors Co.
6.125% 10/01/25	605,000	708,626
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	449,000	476,621
Hyundai Capital America
1.500% 6/15/26 (a)	850,000	840,664
Kia Corp.
1.000% 4/16/24 (a)	465,000	465,083
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	885,000	875,411
		4,971,071
Auto Parts & Equipment — 0.3%
Metalsa SA de CV
4.900% 4/24/23 (a)	450,000	468,567
Banks — 10.6%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	825,000	914,602
Arab National Bank 5 year CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	667,311
Banco Santander SA
1.849% 3/25/26	600,000	607,462
Bank of America Corp.
SOFR + .960% 1.734% VRN 7/22/27	265,000	266,055
3.950% 4/21/25	178,000	193,927
4.000% 1/22/25	647,000	702,962
4.250% 10/22/26	330,000	371,319

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
The Bank of Nova Scotia
4.500% 12/16/25	$829,000	$931,241
Barclays PLC
5.200% 5/12/26	775,000	886,104
BPCE SA
4.625% 7/11/24 (a)	200,000	217,711
5.700% 10/22/23 (a)	1,085,000	1,189,489
Citigroup, Inc.
4.400% 6/10/25	1,320,000	1,460,433
Credit Suisse AG
6.500% 8/08/23 (a)	930,000	1,017,699
Danske Bank A/S
1.549% 9/10/27 (a)	285,000	282,632
5.000% 1/12/22 (a)	455,000	460,476
Deutsche Bank AG SOFR + 2.159%
2.222% VRN 9/18/24	435,000	445,836
The Goldman Sachs Group, Inc.
4.250% 10/21/25	1,630,000	1,804,647
HSBC Holdings PLC
4.250% 3/14/24	210,000	225,581
4.250% 8/18/25	483,000	529,651
4.375% 11/23/26	73,000	81,328
ING Groep NV SOFR + 1.005%
1.726% VRN 4/01/27	407,000	409,133
JP Morgan Chase & Co. SOFR + .765%
1.470% VRN 9/22/27	445,000	441,945
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	525,000	520,204
Morgan Stanley
4.350% 9/08/26	1,150,000	1,297,852
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	345,000	344,824
Sberbank of Russia Via SB Capital SA
5.250% 5/23/23 (a)	650,000	684,125
Societe Generale SA 1 year CMT + 1.100%
1.488% VRN 12/14/26 (a)	525,000	518,937
UBS Group AG
4.125% 9/24/25 (a)	830,000	916,637
Wells Fargo & Co.
4.100% 6/03/26	405,000	450,811
		18,840,934
Beverages — 0.6%
Bacardi Ltd.
4.450% 5/15/25 (a)	548,000	603,798
JDE Peet's NV
1.375% 1/15/27 (a)	457,000	450,651
		1,054,449
Chemicals — 0.8%
Celanese US Holdings LLC
1.400% 8/05/26	250,000	248,082
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	496,890
Syngenta Finance NV
4.441% 4/24/23 (a)	320,000	334,489

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.892% 4/24/25 (a)	$335,000	$366,517
		1,445,978
Commercial Services — 1.7%
Adani Ports & Special Economic Zone Ltd.
3.375% 7/24/24 (a)	1,443,000	1,501,594
Ashtead Capital, Inc.
1.500% 8/12/26 (a)	320,000	316,534
Element Fleet Management Corp.
1.600% 4/06/24 (a)	240,000	243,421
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	952,684
		3,014,233
Computers — 0.5%
Dell International LLC/EMC Corp.
4.000% 7/15/24	414,000	447,803
5.850% 7/15/25	432,000	502,425
		950,228
Distribution & Wholesale — 0.8%
Li & Fung Ltd.
4.500% 8/18/25 (a)	1,350,000	1,393,692
Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875% 8/14/24	845,000	880,126
4.500% 9/15/23	255,000	271,659
Aircastle Ltd.
4.125% 5/01/24	450,000	478,621
5.000% 4/01/23	170,000	180,590
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	310,132
3.950% 7/15/26 (a)	430,000	452,940
6.000% 8/15/23 (a)	473,000	511,667
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	1,000,000	1,027,857
BGC Partners, Inc.
4.375% 12/15/25	505,000	545,151
Blackstone Private Credit Fund
2.625% 12/15/26 (a)	755,000	751,951
Brookfield Finance, Inc.
4.000% 4/01/24	330,000	354,064
Lazard Group LLC
3.750% 2/13/25	805,000	868,821
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	293,049
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	233,565	230,061
Synchrony Financial
3.950% 12/01/27	400,000	441,011
		7,597,700
Electric — 1.0%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	256,312

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Enel Finance International NV
1.375% 7/12/26 (a)	$620,000	$616,196
Pacific Gas and Electric Co.
1.750% 6/16/22	970,000	968,449
		1,840,957
Energy – Alternate Sources — 0.4%
Contemporary Ruiding Development Ltd.
1.500% 9/09/26 (a)	682,000	671,423
Food — 0.6%
JBS USA Food Co.
7.000% 1/15/26 (a)	425,000	444,316
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	575,000	628,343
		1,072,659
Gas — 0.8%
Atmos Energy Corp.
0.625% 3/09/23	365,000	365,012
ONE Gas, Inc.
1.100% 3/11/24	960,000	960,045
		1,325,057
Health Care – Services — 1.0%
HCA, Inc.
5.375% 2/01/25	795,000	888,413
Universal Health Services, Inc.
1.650% 9/01/26 (a)	890,000	884,116
		1,772,529
Insurance — 2.8%
AmTrust Financial Services, Inc.
6.125% 8/15/23	620,000	632,910
Athene Global Funding
1.730% 10/02/26 (a) (b)	445,000	444,548
2.750% 6/25/24 (a)	420,000	440,692
Brighthouse Financial Global Funding
1.000% 4/12/24 (a)	280,000	281,614
1.550% 5/24/26 (a)	484,000	485,936
CNO Financial Group, Inc.
5.250% 5/30/25	830,000	933,855
CNO Global Funding
1.750% 10/07/26 (b)	394,000	393,945
Enstar Group Ltd.
4.500% 3/10/22	435,000	440,307
GA Global Funding Trust
1.625% 1/15/26 (a)	260,000	262,177
Unum Group
3.875% 11/05/25	620,000	670,626
		4,986,610
Internet — 0.4%
Expedia Group, Inc.
4.625% 8/01/27	189,000	214,200

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Weibo Corp.
3.500% 7/05/24	$450,000	$468,751
		682,951
Investment Companies — 1.7%
Ares Capital Corp.
3.875% 1/15/26	535,000	571,925
4.200% 6/10/24	423,000	453,578
BlackRock TCP Capital Corp.
3.900% 8/23/24	360,000	382,620
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	271,574
3.375% 4/15/24	330,000	345,001
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	445,000	462,800
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	410,000	436,424
		2,923,922
Iron & Steel — 1.5%
Severstal OAO Via Steel Capital SA
3.150% 9/16/24 (a)	1,443,000	1,499,742
Vale Overseas Ltd.
6.250% 8/10/26	1,030,000	1,217,120
		2,716,862
Leisure Time — 0.2%
Harley-Davidson, Inc.
3.500% 7/28/25 (c)	255,000	272,009
Lodging — 0.7%
Hyatt Hotels Corp.
1.800% 10/01/24 (b)	342,000	342,707
Las Vegas Sands Corp.
3.200% 8/08/24	875,000	898,278
		1,240,985
Machinery – Construction & Mining — 0.5%
The Weir Group PLC
2.200% 5/13/26 (a)	880,000	888,364
Media — 0.6%
Cable Onda SA
4.500% 1/30/30 (a)	630,000	660,870
ViacomCBS, Inc.
4.750% 5/15/25	400,000	447,669
		1,108,539
Mining — 0.6%
Glencore Finance Canada Ltd.
4.250% STEP 10/25/22 (a)	254,000	263,797
Glencore Funding LLC
1.625% 4/27/26 (a)	470,000	467,426

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.125% 5/30/23 (a)	$360,000	$380,448
		1,111,671
Multi-National — 0.6%
Africa Finance Corp.
3.125% 6/16/25 (a)	957,000	997,715
Oil & Gas — 2.6%
Cenovus Energy, Inc.
5.375% 7/15/25	222,000	252,789
Diamondback Energy, Inc.
0.900% 3/24/23	625,000	624,773
EQT Corp.
3.000% 10/01/22 (c)	515,000	524,064
6.625% STEP 2/01/25	320,000	366,256
Occidental Petroleum Corp.
5.500% 12/01/25	975,000	1,079,813
Ovintiv Exploration, Inc.
5.625% 7/01/24	505,000	559,890
Petroleos Mexicanos
4.625% 9/21/23	1,215,000	1,262,993
		4,670,578
Packaging & Containers — 0.5%
Berry Global, Inc.
1.650% 1/15/27 (a)	670,000	661,565
Sealed Air Corp.
5.500% 9/15/25 (a)	132,000	146,850
		808,415
Pharmaceuticals — 0.2%
AbbVie, Inc.
3.800% 3/15/25	345,000	374,631
Pipelines — 1.7%
Energy Transfer LP
4.200% 9/15/23	580,000	615,990
EnLink Midstream Partners LP
4.400% 4/01/24	900,000	935,478
EQM Midstream Partners LP
4.750% 7/15/23	505,000	527,371
Plains All American Pipeline LP / PAA Finance Corp.
4.500% 12/15/26	90,000	100,599
4.650% 10/15/25	760,000	842,124
		3,021,562
Private Equity — 0.5%
Hercules Capital, Inc.
4.625% 10/23/22	610,000	621,280
2.625% 9/16/26	250,000	249,806
		871,086
Real Estate — 1.2%
Country Garden Holdings Co. Ltd.
8.000% 1/27/24 (a)	1,351,000	1,395,974

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	$625,000	$688,381
		2,084,355
Real Estate Investment Trusts (REITS) — 2.1%
Host Hotels & Resorts LP
3.750% 10/15/23	840,000	879,260
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	290,497
Service Properties Trust
4.350% 10/01/24	935,000	946,688
Simon Property Group LP
1.375% 1/15/27	555,000	549,190
Trust Fibra Uno
5.250% 1/30/26 (a)	680,000	756,160
Vornado Realty LP
2.150% 6/01/26	310,000	314,726
		3,736,521
Retail — 0.5%
Nordstrom, Inc.
2.300% 4/08/24	268,000	268,016
QVC, Inc.
4.375% 3/15/23	590,000	615,370
		883,386
Semiconductors — 0.2%
Marvell Technology, Inc.
1.650% 4/15/26 (a)	420,000	420,464
Storage & Warehousing — 0.4%
GLP China Holdings Ltd.
4.974% 2/26/24 (a)	730,000	776,508
Telecommunications — 2.2%
Ericsson LM
4.125% 5/15/22	628,000	640,836
NBN Co. Ltd.
1.450% 5/05/26 (a)	525,000	522,673
Qwest Corp
6.750% 12/01/21	485,000	489,316
Sprint Communications, Inc.
9.250% 4/15/22	330,000	343,200
Telecom Italia SpA
5.303% 5/30/24 (a)	430,000	463,196
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	1,445,000	1,513,645
		3,972,866
Toys, Games & Hobbies — 0.5%
Mattel, Inc.
3.375% 4/01/26 (a)	900,000	927,990
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% 6/15/26 (a)	585,000	587,948

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL CORPORATE DEBT (Cost $88,871,630)		$90,115,154

MUNICIPAL OBLIGATIONS — 0.2%
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Series 2006-2, Class B,
1.450% FRN 10/25/42 (d)	$350,000	349,247

TOTAL MUNICIPAL OBLIGATIONS (Cost $345,188)		349,247

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.2%
Automobile Asset-Backed Securities — 5.5%
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D
1.800% 12/18/25	947,000	965,337
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.020% 8/20/26 (a)	1,259,000	1,301,896
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,121,828
Series 2019-1A, Class C, 4.530% 3/20/23 (a)	233,000	235,081
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	527,880
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B
3.630% 1/19/24 (a)	180,000	182,756
Carmax Auto Owner Trust
Series 2021-4, Class D, 1.480% 3/15/28	250,000	248,400
Series 2021-2, Class D, 1.550% 10/15/27	558,000	560,532
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	1,243,000	1,243,065
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	846,245
GM Financial Revolving Receivables Trust, Series 2021-1, Class C
1.670% 6/12/34 (a)	364,000	364,053
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	223,745
Westlake Automobile Receivables Trust, Series 2021-1A, Class D
1.230% 4/15/26 (a)	1,100,000	1,100,524
World Omni Select Auto Trust, Series 2021-A, Class D
1.440% 11/15/27	840,000	835,885
		9,757,227
Commercial Mortgage-Backed Securities — 6.8%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.434% FRN 9/15/34 (a)	130,000	129,513
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (d)	370,000	375,708
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (d)	450,000	444,014
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.584% FRN 7/15/35 (a)	500,000	500,001
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, 1 mo. USD LIBOR + 1.550%
1.634% FRN 8/15/38 (a)	837,000	837,786
BX Commercial Mortgage Trust
Series 2020-BXLP, Class D, 1 mo. USD LIBOR + 1.250% 1.334% FRN 12/15/36 (a)	599,037	598,850
Series 2020-BXLP, Class E, 1 mo. USD LIBOR + 1.600% 1.684% FRN 12/15/36 (a)	706,864	706,644
Series 2018-IND, Class E, 1 mo. USD LIBOR + 1.700% 1.784% FRN 11/15/35 (a)	728,000	728,227

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 1.884% FRN 10/15/36 (a)	$279,240	$279,501
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 1.884% FRN 6/15/38 (a)	327,000	327,715
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.084% FRN 10/15/36 (a)	782,931	783,910
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 2.100% FRN 9/15/36 (a)	792,000	792,992
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.234% FRN 12/15/37 (a)	545,194	545,704
Commercial Mortgage Trust, Series 2014-CR14, Class A2
3.147% 2/10/47	82,382	82,790
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.684% FRN 5/15/36 (a)	200,000	200,188
KIND Trust
Series 2021-KIND, Class B, 1 mo. USD LIBOR + 1.350% 1.434% FRN 8/15/38 (a)	550,000	550,173
Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750% 1.834% FRN 8/15/38 (a)	600,000	600,187
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
1.884% FRN 5/15/36 (a)	251,000	251,000
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
1.834% FRN 3/15/38 (a)	372,000	372,116
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
2.185% FRN 4/15/38 (a)	620,000	622,131
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	250,000	252,490
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D,
4.057% VRN 8/05/34 (a) (d)	400,000	397,410
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 2.284% FRN 1/15/26 (a)	616,000	619,079
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 2.834% FRN 1/15/26 (a)	414,000	416,586
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.184% FRN 7/15/39 (a)	711,000	711,202
		12,125,917
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
0.566% FRN 10/25/34 (a)	35,263	35,247
Other Asset-Backed Securities — 20.1%
321 Henderson Receivables I LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	128,122	134,261
321 Henderson Receivables LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%
0.284% FRN 3/15/41 (a)	14,692	14,616
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	371,864	390,657

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Affirm Asset Securitization Trust, Series 2021-Z1, Class A
1.070% 8/15/25 (a)	$547,108	$548,285
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
1.171% FRN 7/22/32 (a)	1,000,000	1,000,161
Apidos CLO XXVI, Series 2017-26A, Class A2R, 3 mo. USD LIBOR + 1.500%
1.690% FRN 7/18/29 (a)	500,000	500,158
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a) (b)	1,620,000	1,617,360
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	448,000	447,580
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
1.114% FRN 7/20/29 (a)	550,000	549,868
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	71,108	72,703
Series 2019-A, Class B, 3.780% 9/26/33 (a)	208,070	216,814
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	641,728	644,389
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	196,882	199,401
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
2.112% FRN 7/15/30 (a)	300,000	300,007
Capital Automotive REIT
Series 2017-1A, Class A1, 3.870% 4/15/47 (a)	235,063	238,370
Series 2020-1A, Class B1, 4.170% 2/15/50 (a)	484,000	506,455
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	587,657	618,449
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	250,317	249,630
Cbam CLO Management Cbam, Series 2018-6A, Class A1R, 3 mo. USD LIBOR + 1.270%
1.396% FRN 1/15/31 (a)	500,000	500,043
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.114% FRN 4/20/31 (a)	250,000	250,336
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	95,828	97,175
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550%
1.675% FRN 10/24/30 (a)	500,000	500,158
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	972,806
Diamond Resorts Owner Trust, Series 2018-1, Class A
3.700% 1/21/31 (a)	99,265	101,721
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	77,594	79,499
Series 2016-A, Class A, 2.730% 4/25/28 (a)	132,979	136,591
Series 2017-A, Class B, 2.960% 3/25/30 (a)	229,908	235,862
Series 2019-A, Class C, 3.450% 1/25/34 (a)	468,630	482,843
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	38,117	38,543
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	460,000	458,622
Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%
1.105% FRN 5/15/30 (a)	500,000	500,082
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	2,004,612	2,002,560

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GCI Funding I LLC, Series 2021-1, Class A
2.380% 6/18/46 (a)	$239,713	$240,786
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	474,841	484,763
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	228,829	238,341
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	224,525	236,781
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	202,353	213,537
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	123,273	128,028
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	120,725	123,465
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	248,204	257,511
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	219,727	234,688
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	732,022	743,990
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	481,515	481,728
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	368,888	367,898
Series 2019-2, Class B, 4.458% 11/15/39 (a)	683,333	641,915
Kayne CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
1.526% FRN 7/15/31 (a)	350,000	350,005
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
1.256% FRN 3/15/31 (a)	250,000	250,015
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD LIBOR + 1.300%
1.384% FRN 2/15/39 (a)	900,000	900,165
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a) (b)	1,496,000	1,496,031
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	320,180	319,435
Marlette Funding Trust
Series 2019-2A, Class A, 3.130% 7/16/29 (a)	1,694	1,695
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	146,000	146,953
Mosaic Solar Loans LLC, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	180,369	194,993
Mosaic Solar Loans Trust, Series 2017-1A, Class A
4.450% 6/20/42 (a)	44,439	47,263
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
1.484% FRN 10/18/29 (a)	1,000,000	1,000,302
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
1.525% FRN 7/25/30 (a)	250,000	249,891
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	115,506	118,694
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	246,600	246,991
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	400,000	398,360
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (a)	90,817	91,841
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	281,000	285,893
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I
4.262% 9/05/48 (a)	582,000	579,657
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
2.936% FRN 2/25/23 (a)	250,000	250,616

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
1.061% FRN 5/25/35	$452,927	$449,474
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3 mo. USD LIBOR + 1.190%
1.324% FRN 10/20/30 (a)	1,000,000	1,000,014
RRAM, Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.216% FRN 1/15/30 (a)	400,000	400,951
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	449,125
Sierra Receivables Funding LLC
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	99,917	100,279
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	70,804	72,713
Series 2018-1A, Class B, 4.036% 4/20/35	214,706	220,037
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A
3.260% 8/25/25 (a)	20,734	20,766
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	772,000	791,921
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	510,033	528,260
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
1.286% FRN 11/25/35 (a)	158,624	154,355
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	805,500	817,500
Textainer Marine Containers Ltd.
Series 2021-3A, Class A, 1.940% 8/20/46 (a)	596,000	588,253
Series 2021-3A, Class B, 2.430% 8/20/46 (a)	248,333	245,097
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	596,984	588,949
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
1.314% FRN 10/20/31 (a)	400,000	400,015
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%
1.204% FRN 10/20/28 (a)	674,448	674,473
Trinity Rail Leasing LP, Series 2019-1A, Class A
3.820% 4/17/49 (a)	610,622	632,829
Vantage Data Centers LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	675,000	676,151
VERDE CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%
1.226% FRN 4/15/32 (a)	500,000	500,190
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	74,155	75,338
Westgate Resorts LLC, Series 2018-1A, Class A
3.380% 12/20/31 (a)	109,151	110,171
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	211,087	211,149
		35,636,246
Student Loans Asset-Backed Securities — 6.0%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.586% FRN 7/25/58 (a)	140,000	130,183
College Avenue Student Loans LLC
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.286% FRN 12/26/47 (a)	350,787	353,004
Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 1.736% FRN 11/26/46 (a)	261,882	267,272
Series 2021-A, Class B, 2.320% 7/25/51 (a)	1,091,000	1,084,480
Series 2017-A, Class B, 4.500% 11/26/46 (a)	519,223	548,140

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.616% FRN 1/15/37	$144,801	$129,243
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	24,903	25,308
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	27,526	28,276
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,755	14,046
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	53,322	55,697
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	46,935	47,051
DRB Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	262,913
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	172,101	176,420
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	191,151	196,462
EdLinc Student Loan Funding, Series 2017-A, Class A, Prime -1.150%
2.100% FRN 12/01/47 (a)	225,686	228,964
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	104,861	109,377
Higher Education Funding I, Series 2004-1, Class B1,
1.796% FRN 1/01/44 (a) (d)	950,000	850,108
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	2,259,130
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
1.836% FRN 12/26/40 (a)	46,005	46,139
Nelnet Student Loan Trust
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 1.586% FRN 10/25/47 (a)	270,000	271,152
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 1.586% FRN 6/25/54 (a)	130,000	130,739
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
0.325% FRN 2/15/45	264,458	248,935
SLM Student Loan Trust
Series 2006-2, Class R, 0.000% 1/25/41	139,600	699,396
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.325% FRN 1/27/42	798,107	744,592
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.335% FRN 10/25/40	322,919	303,675
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.415% FRN 1/25/44	433,412	409,094
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.425% FRN 7/25/25	54,467	54,430
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.425% FRN 1/25/41	328,570	310,972
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.435% FRN 1/25/55	128,824	122,978
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 0.834% FRN 11/15/35 (a)	357,158	355,745
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 1.184% FRN 9/15/34 (a)	126,718	127,443
SoFi Professional Loan Program LLC
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 1.036% FRN 1/25/39 (a)	17,876	17,906
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.286% FRN 6/25/33 (a)	33,479	33,613
		10,642,883
Whole Loan Collateral Collateralized Mortgage Obligations — 7.7%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, 1.579% VRN 5/25/65 (a) (d)	233,534	234,199
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (d)	210,495	211,287
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (d)	314,000	315,486

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.537% VRN 8/25/34 (d)	$2,328	$2,297
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (d)	203,460	205,421
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.034% FRN 8/25/49 (a)	542,235	542,765
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (d)	203,176	203,730
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (d)	391,000	395,549
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (d)	500,000	501,054
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (d)	877,483	880,741
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (d)	362,485	361,290
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	672,495	677,065
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
1.657% VRN 5/25/65 (a) (d)	196,755	197,662
MFRA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (d)	696,973	697,180
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (d)	171,820	184,325
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
1.136% FRN 5/25/55 (a)	927,000	927,244
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (d)	863,528	863,504
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (d)	700,000	698,239
OBX Trust, Series 2021-NQM3, Class A3,
1.362% VRN 7/25/61 (a) (d)	1,081,214	1,079,947
Onslow Bay Financial LLC, Series 2021-NQM1, Class M1,
2.219% VRN 2/25/66 (a) (d)	333,000	333,684
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (d)	288,276	290,759
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (d)	1,165,868	1,164,490
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (d)	361,702	361,197
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (d)	532,984	538,469
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (d)	276,000	275,742
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (d)	765,719	773,528
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	265,000	268,939
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	548,000	560,806
		13,746,599
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
Onslow Bay Financial LLC, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (d)	255,689	260,714

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $81,511,446)		82,204,833

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities(e) — 0.6%
Pass-Through Securities — 0.0%
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% 5/01/34	$2,453	$2,543
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	12	12
Pool #352022 7.000% 11/15/23	249	261
Pool #491089 7.000% 12/15/28	980	1,056
Pool #500928 7.000% 5/15/29	519	591
Pool #499410 7.000% 7/15/29	193	220
Pool #510083 7.000% 7/15/29	128	145
Pool #493723 7.000% 8/15/29	387	442
Pool #581417 7.000% 7/15/32	756	853
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 2.125% FRN 11/20/25	337	342
Pool #080136 1 year CMT + 1.500% 2.125% FRN 11/20/27	86	88
		6,553
Whole Loans — 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, SOFR30A + 2.300%
2.350% FRN 8/25/33 (a)	955,000	978,404

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $961,573)		984,957

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds & Notes — 0.7%
U.S. Treasury Note
8.000% 11/15/21 (f)	1,220,000	1,231,795

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,395,661)		1,231,795

TOTAL BONDS & NOTES (Cost $173,085,498)		174,885,986

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $147,532)		104,350

	Number of Shares
MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g)
	812,935	812,935

TOTAL MUTUAL FUNDS (Cost $812,935)		812,935

TOTAL LONG-TERM INVESTMENTS (Cost $174,045,965)		175,803,271

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Commercial Paper — 2.2%
American Honda Finance Corp.
0.172% 10/12/21	$1,000,000	$999,960
Experian Finance PLC
0.162% 10/01/21 (a)	2,000,000	1,999,993
VW Credit, Inc.
0.152% 10/27/21 (a)	1,000,000	999,890
		3,999,843
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (h)	931,302	931,302

TOTAL SHORT-TERM INVESTMENTS (Cost $4,931,142)		4,931,145

TOTAL INVESTMENTS — 101.7% (Cost $178,977,107) (i)		180,734,416

Other Assets/(Liabilities) — (1.7)%		(2,977,166)

NET ASSETS — 100.0%		$177,757,250

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $120,637,078 or 67.87% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $795,878 or 0.45% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2021.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $931,302. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $949,954.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund			Received by Fund
Description	Counterparty	Expiration Date	Rate		Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%	##	Semi- Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,080,000	$104,350	$147,532	$(43,182)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	12/21/21	152	$20,316,247	$(311,622)
Short
U.S. Treasury Ultra 10 Year	12/21/21	50	$(7,428,354)	$165,854
U.S. Treasury Note 2 Year	12/31/21	147	(32,370,900)	22,861
U.S. Treasury Note 5 Year	12/31/21	639	(78,905,959)	473,701
90 Day Eurodollar	3/14/22	3	(731,503)	(17,410)
90 Day Eurodollar	9/19/22	3	(731,203)	(16,435)
90 Day Eurodollar	3/13/23	2	(487,168)	(9,682)
90 Day Eurodollar	12/18/23	3	(730,078)	(11,335)
90 Day Eurodollar	12/16/24	7	(1,701,415)	(20,498)
				$587,056

##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

MML Small Cap Equity Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 3.9%
Chemicals — 1.6%
Amyris, Inc. (a) (b)	53,316	$732,029
Diversey Holdings Ltd. (a)	49,033	786,489
NewMarket Corp.	2,313	783,575
		2,302,093
Mining — 2.3%
Compass Minerals International, Inc.	23,590	1,519,196
Kaiser Aluminum Corp.	15,468	1,685,393
		3,204,589
		5,506,682
Communications — 3.2%
Internet — 2.4%
Overstock.com, Inc. (a)	23,599	1,838,834
Q2 Holdings, Inc. (a) (b)	19,698	1,578,598
		3,417,432
Telecommunications — 0.8%
EchoStar Corp. Class A (a)	47,602	1,214,327
		4,631,759
Consumer, Cyclical — 11.7%
Airlines — 0.4%
Spirit Airlines, Inc. (a) (b)	25,012	648,811
Apparel — 0.5%
Carter's, Inc.	7,504	729,689
Auto Parts & Equipment — 2.6%
Allison Transmission Holdings, Inc.	18,749	662,215
Dorman Products, Inc. (a)	16,981	1,607,591
Visteon Corp. (a)	15,949	1,505,426
		3,775,232
Entertainment — 0.7%
Cedar Fair LP (a) (c)	20,494	950,512
Retail — 7.5%
AutoNation, Inc. (a)	23,896	2,909,577
BJ's Wholesale Club Holdings, Inc. (a)	32,089	1,762,328

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Denny's Corp. (a)	87,696	$1,432,953
Jack in the Box, Inc.	16,461	1,602,149
Suburban Propane Partners LP (c)	98,988	1,519,466
Texas Roadhouse, Inc.	15,655	1,429,771
		10,656,244
		16,760,488
Consumer, Non-cyclical — 25.5%
Biotechnology — 2.6%
ADC Therapeutics SA (a)	10,488	284,854
Avid Bioservices, Inc. (a)	38,589	832,365
NeoGenomics, Inc. (a)	31,609	1,524,818
Twist Bioscience Corp. (a)	9,939	1,063,175
		3,705,212
Commercial Services — 6.4%
ASGN, Inc. (a)	27,172	3,074,240
Korn Ferry	41,094	2,973,562
Monro, Inc.	32,773	1,884,775
Paya Holdings, Inc. Class A (a)	110,082	1,196,592
		9,129,169
Cosmetics & Personal Care — 0.5%
The Honest Co., Inc. (a) (b)	70,302	729,735
Food — 2.5%
BellRing Brands, Inc. Class A (a)	45,960	1,413,270
The Simply Good Foods Co. (a)	63,672	2,196,047
		3,609,317
Health Care – Products — 6.1%
Adaptive Biotechnologies Corp. (a) (b)	24,086	818,683
AtriCure, Inc. (a)	25,095	1,745,357
BioLife Solutions, Inc. (a)	17,885	756,893
Inspire Medical Systems, Inc. (a)	11,022	2,566,803
Repligen Corp. (a)	4,831	1,396,111
Tandem Diabetes Care, Inc. (a)	12,102	1,444,737
		8,728,584
Health Care – Services — 5.1%
Acadia Healthcare Co., Inc. (a)	11,315	721,671
Addus HomeCare Corp. (a)	17,479	1,393,950
LHC Group, Inc. (a)	11,036	1,731,659
Ortho Clinical Diagnostics Holdings PLC Class H (a)	46,366	856,844
Tenet Healthcare Corp. (a)	38,256	2,541,728
		7,245,852
Household Products & Wares — 0.7%
Acco Brands Corp.	124,477	1,069,258
Pharmaceuticals — 1.6%
Collegium Pharmaceutical, Inc. (a)	33,831	667,824

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Heska Corp. (a)	6,123	$1,583,040
		2,250,864
		36,467,991
Energy — 2.2%
Oil & Gas — 1.7%
Chesapeake Energy Corp.	20,144	1,240,669
CNX Resources Corp. (a)	94,327	1,190,407
		2,431,076
Oil & Gas Services — 0.5%
Nov, Inc. (a)	54,438	713,682
		3,144,758
Financial — 19.8%
Banks — 4.9%
The Bank of NT Butterfield & Son Ltd.	37,476	1,330,773
BankUnited, Inc.	40,526	1,694,797
Cathay General Bancorp	33,669	1,393,560
FB Financial Corp.	18,607	797,868
Heritage Financial Corp.	40,813	1,040,732
Silvergate Capital Corp. Class A (a)	6,506	751,443
		7,009,173
Diversified Financial Services — 4.1%
Federated Hermes, Inc.	39,465	1,282,613
Focus Financial Partners, Inc. Class A (a)	39,997	2,094,643
Stifel Financial Corp.	37,194	2,527,704
		5,904,960
Real Estate Investment Trusts (REITS) — 4.5%
DiamondRock Hospitality Co. (a)	134,638	1,272,329
EPR Properties	22,631	1,117,519
Four Corners Property Trust, Inc.	71,920	1,931,771
National Storage Affiliates Trust	38,738	2,044,979
		6,366,598
Savings & Loans — 6.3%
Berkshire Hills Bancorp, Inc.	34,610	933,778
OceanFirst Financial Corp.	49,581	1,061,529
Pacific Premier Bancorp, Inc.	42,185	1,748,146
Sterling Bancorp	96,964	2,420,221
WSFS Financial Corp.	54,086	2,775,153
		8,938,827
		28,219,558
Industrial — 14.8%
Building Materials — 4.7%
Masonite International Corp. (a)	13,837	1,468,521
Summit Materials, Inc. Class A (a)	57,136	1,826,638

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zurn Water Solutions Corp.	52,890	$3,400,298
		6,695,457
Electrical Components & Equipment — 1.5%
Energizer Holdings, Inc. (b)	28,448	1,110,894
EnerSys	14,349	1,068,140
		2,179,034
Electronics — 1.3%
Atkore ,Inc. (a)	20,792	1,807,240
Engineering & Construction — 1.9%
Comfort Systems USA, Inc.	12,189	869,320
TopBuild Corp. (a)	8,957	1,834,483
		2,703,803
Machinery – Diversified — 0.9%
Curtiss-Wright Corp.	10,435	1,316,688
Metal Fabricate & Hardware — 0.8%
Valmont Industries, Inc.	4,875	1,146,210
Miscellaneous - Manufacturing — 1.1%
EnPro Industries, Inc.	18,718	1,630,712
Packaging & Containers — 0.7%
Silgan Holdings, Inc.	25,483	977,528
Transportation — 1.9%
CryoPort, Inc. (a) (b)	25,576	1,701,060
Hub Group, Inc. Class A (a)	13,572	933,075
		2,634,135
		21,090,807
Technology — 13.6%
Computers — 2.7%
CACI International, Inc. Class A (a)	7,057	1,849,640
KBR, Inc.	49,764	1,960,701
		3,810,341
Semiconductors — 5.0%
Allegro MicroSystems, Inc. (a)	29,240	934,510
Brooks Automation, Inc.	26,625	2,725,069
MKS Instruments, Inc.	10,484	1,582,141
Semtech Corp. (a)	23,936	1,866,290
		7,108,010
Software — 5.9%
1Life Healthcare, Inc. (a)	30,223	612,016
Bottomline Technologies de, Inc. (a)	37,037	1,454,813
Envestnet, Inc. (a)	11,526	924,846
Everbridge, Inc. (a)	5,008	756,408
j2 Global, Inc. (a)	24,981	3,412,904
Olo, Inc. Class A (a)	18,501	555,585

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Paycor HCM, Inc. (a)	22,222	$781,326
		8,497,898
		19,416,249
Utilities — 4.6%
Electric — 2.9%
Avista Corp.	44,087	1,724,683
Evoqua Water Technologies Corp. (a)	62,058	2,330,899
		4,055,582
Gas — 1.7%
National Fuel Gas Co.	31,856	1,673,077
Northwest Natural Holding Co.	17,053	784,267
		2,457,344
		6,512,926

TOTAL COMMON STOCK (Cost $92,855,181)		141,751,218

TOTAL EQUITIES (Cost $92,855,181)		141,751,218

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	111,338	111,338

TOTAL MUTUAL FUNDS (Cost $111,338)		111,338

TOTAL LONG-TERM INVESTMENTS (Cost $92,966,519)		141,862,556

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (e)	$1,037,203	1,037,203

TOTAL SHORT-TERM INVESTMENTS (Cost $1,037,203)		1,037,203

TOTAL INVESTMENTS — 100.1% (Cost $94,003,722) (f)		142,899,759

Other Assets/(Liabilities) — (0.1)%		(97,181)

NET ASSETS — 100.0%		$142,802,578

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $4,531,313 or 3.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,518,789 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,037,203. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,058,037.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Special Situations Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 5.3%
Chemicals — 4.4%
Dow, Inc.	29,946	$1,723,692
Mining — 0.9%
Alcoa Corp. (a)	7,494	366,756
		2,090,448
Communications — 30.9%
Internet — 30.4%
Airbnb, Inc. Class A (a)	13,515	2,267,141
Bumble, Inc. (a)	2,841	141,993
Chewy, Inc. Class A (a) (b)	3,466	236,069
DoorDash, Inc., Class A (a)	6,151	1,266,983
Lyft, Inc. Class A (a)	11,663	625,020
Marqeta, Inc. Class A (a)	3,360	74,323
Pinterest, Inc. Class A (a)	22,292	1,135,778
Robinhood Markets, Inc. (a) (b)	2,296	96,616
Snap, Inc. Class A (a)	41,005	3,029,039
Uber Technologies, Inc. (a)	65,078	2,915,495
Vimeo, Inc. (a)	6,213	182,476
		11,970,933
Media — 0.5%
Altice USA, Inc. Class A (a)	9,118	188,925
		12,159,858
Consumer, Cyclical — 5.8%
Apparel — 0.2%
Kontoor Brands, Inc.	1,907	95,255
Auto Manufacturers — 0.1%
TuSimple Holdings, Inc. Class A (a) (b)	1,321	49,049
Auto Parts & Equipment — 0.8%
Adient PLC (a)	3,766	156,101
Veoneer, Inc. (a) (b)	4,026	137,125
		293,226
Distribution & Wholesale — 1.1%
IAA, Inc. (a)	5,404	294,896
Resideo Technologies, Inc. (a)	5,763	142,865
		437,761

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 1.8%
Madison Square Garden Entertainment Corp. (a)	1,004	$72,961
Penn National Gaming, Inc. (a)	6,290	455,773
Warner Music Group Corp. Class A	3,883	165,959
		694,693
Lodging — 1.2%
Hilton Grand Vacations, Inc. (a)	3,544	168,588
Wyndham Hotels & Resorts, Inc.	3,749	289,385
		457,973
Retail — 0.6%
Petco Health & Wellness Co., Inc. (a)	3,247	68,512
Victoria's Secret & Co. (a)	3,004	166,001
		234,513
		2,262,470
Consumer, Non-cyclical — 14.4%
Biotechnology — 5.0%
Corteva, Inc.	29,480	1,240,518
Maravai LifeSciences Holdings, Inc. Class A (a)	4,377	214,823
Royalty Pharma PLC Class A	14,218	513,839
		1,969,180
Commercial Services — 2.1%
Affirm Holdings, Inc. (a)	3,731	444,474
Driven Brands Holdings, Inc. (a)	2,197	63,471
GXO Logistics, Inc. (a)	3,952	309,995
		817,940
Food — 0.9%
Lamb Weston Holdings, Inc.	5,819	357,112
Health Care – Products — 2.5%
Avantor, Inc. (a)	23,455	959,309
Varex Imaging Corp. (a)	1,558	43,936
		1,003,245
Health Care – Services — 1.2%
agilon health, Inc. (a)	1,860	48,751
Ortho Clinical Diagnostics Holdings PLC Class H (a)	4,522	83,566
PPD, Inc. (a)	4,784	223,843
Sotera Health Co. (a)	3,944	103,136
		459,296
Household Products & Wares — 0.1%
Reynolds Consumer Products, Inc.	2,167	59,246
Pharmaceuticals — 2.6%
Covetrus, Inc. (a)	4,101	74,392
Elanco Animal Health, Inc. (a)	18,986	605,464

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Organon & Co.	10,165	$333,310
		1,013,166
		5,679,185
Energy — 1.8%
Energy – Alternate Sources — 0.5%
Array Technologies, Inc. (a)	4,746	87,896
Shoals Technologies Group, Inc. Class A (a)	4,068	113,416
		201,312
Oil & Gas — 0.4%
DTE Midstream LLC (a)	3,876	179,226
Oil & Gas Services — 0.5%
ChampionX Corp. (a)	8,072	180,490
Pipelines — 0.4%
Equitrans Midstream Corp.	16,260	164,876
		725,904
Financial — 9.6%
Diversified Financial Services — 1.1%
Rocket Cos., Inc. Class A	5,432	87,129
Tradeweb Markets, Inc. Class A	4,223	341,134
		428,263
Insurance — 2.7%
Athene Holding Ltd. Class A (a)	5,234	360,466
Brighthouse Financial, Inc. (a)	3,321	150,209
Equitable Holdings, Inc.	15,382	455,922
Ryan Specialty Group Holdings, Inc. Class A (a)	2,314	78,375
		1,044,972
Real Estate — 0.2%
Newmark Group, Inc. Class A	6,523	93,344
Real Estate Investment Trusts (REITS) — 5.6%
Apartment Income REIT Corp.	6,293	307,162
Invitation Homes, Inc.	23,146	887,186
JBG SMITH Properties	4,639	137,361
Park Hotels & Resorts, Inc. (a)	9,463	181,122
VICI Properties, Inc. (b)	24,652	700,363
		2,213,194
		3,779,773
Industrial — 12.9%
Building Materials — 5.0%
The AZEK Co., Inc (a)	4,458	162,851
Carrier Global Corp.	34,843	1,803,474
		1,966,325

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 3.7%
Fortive Corp.	14,390	$1,015,502
nVent Electric PLC	6,733	217,678
Vontier Corp.	6,768	227,405
		1,460,585
Engineering & Construction — 0.6%
Arcosa, Inc.	1,927	96,678
frontdoor, Inc. (a)	3,426	143,549
		240,227
Machinery – Diversified — 3.6%
Otis Worldwide Corp.	17,137	1,410,032
		5,077,169
Technology — 19.3%
Software — 19.3%
AppLovin Corp. (a)	1,072	77,581
Avaya Holdings Corp. (a)	3,352	66,336
C3.ai, Inc. (a) (b)	2,794	129,474
Concentrix Corp. (a)	1,716	303,732
Doximity, Inc. Class A (a)	1,953	157,607
Dropbox, Inc. Class A (a)	11,521	336,644
Oscar Health, Inc. (a)	1,480	25,737
Playtika Holding Corp. (a)	4,082	112,786
PowerSchool Holdings, Inc., Class A (a)	1,572	38,687
Qualtrics International Inc (a)	2,518	107,619
ROBLOX Corp. Class A (a) (b)	1,649	124,582
SentinelOne Inc. Class A (a)	1,453	77,837
Snowflake, Inc. Class A (a)	9,156	2,769,049
UiPath, Inc. Class A (a)	10,265	540,042
Zoom Video Communications, Inc. Class A (a)	8,680	2,269,820
ZoomInfo Technologies, Inc. Class A (a)	7,295	446,381
		7,583,914
		7,583,914

TOTAL COMMON STOCK (Cost $34,959,696)		39,358,721

TOTAL EQUITIES (Cost $34,959,696)		39,358,721

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.3%

Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	524,338	$524,338

TOTAL MUTUAL FUNDS (Cost $524,338)		524,338

TOTAL LONG-TERM INVESTMENTS (Cost $35,484,034)		39,883,059

TOTAL INVESTMENTS — 101.3% (Cost $35,484,034) (d)		39,883,059

Other Assets/(Liabilities) — (1.3)%		(506,630)

NET ASSETS — 100.0%		$39,376,429

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $1,381,496 or 3.51% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $886,246 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

September 30, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 91.8%
Bermuda — 0.4%
Credicorp Ltd.	2,750	$305,085
Brazil — 3.6%
Ambev SA	145,413	408,542
Americanas SA (a)	40,125	227,823
B3 SA - Brasil Bolsa Balcao	122,259	286,018
Lojas Renner SA	47,700	301,489
Vale SA Sponsored ADR	103,512	1,443,992
		2,667,864
Cayman Islands — 20.0%
BeiGene Ltd. ADR (a)	3,274	1,188,462
Blue Moon Group Holdings Ltd. (b)	78,432	68,693
Brii Biosciences Ltd. (a)	36,500	181,208
Budweiser Brewing Co. APAC Ltd. (b)	121,600	306,075
Huazhu Group Ltd. ADR (a) (c)	43,520	1,995,827
Innovent Biologics, Inc. (a) (b)	33,000	319,276
Keymed Biosciences, Inc. (a) (b)	18,296	119,950
Meituan Class B (a) (b)	25,700	802,526
NetEase, Inc. ADR	18,701	1,597,065
New Horizon Health Ltd. (a) (b)	15,000	65,440
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	67,163	137,684
OneConnect Financial Technology Co. Ltd. (a)	16,450	67,445
Pagseguro Digital Ltd. Class A (a)	10,286	531,992
Pinduoduo, Inc. ADR (a)	15,830	1,435,306
Sunny Optical Technology Group Co. Ltd.	4,800	125,950
Tencent Holdings Ltd.	39,909	2,340,033
Wuxi Biologics Cayman, Inc. (a) (b)	89,500	1,446,612
Zai Lab Ltd. ADR (a)	6,165	649,729
ZTO Express Cayman, Inc.	3,287	101,553
ZTO Express Cayman, Inc. ADR	41,088	1,259,758
		14,740,584
China — 0.2%
Contemporary Amperex Technology Co. Ltd. Class A	1,000	81,383
Remegen Co. Ltd. Class H (a) (b)	7,659	96,704
		178,087
Egypt — 0.5%
Commercial International Bank Egypt SAE (a)	137,644	373,504
France — 4.5%
Kering SA	2,879	2,047,620
LVMH Moet Hennessy Louis Vuitton SE	53	37,898

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pernod Ricard SA	5,794	$1,267,073
		3,352,591
Hong Kong — 4.5%
AIA Group Ltd.	264,400	3,044,339
Hong Kong Exchanges & Clearing Ltd.	4,300	261,002
		3,305,341
India — 16.2%
Godrej Properties Ltd. (a)	9,417	293,538
Havells India Ltd.	4,779	88,467
HDFC Life Insurance Co. Ltd. (b)	17,770	172,350
Housing Development Finance Corp. Ltd.	105,042	3,829,891
Infosys Ltd.	50,500	1,127,110
Kotak Mahindra Bank Ltd.	102,044	2,741,097
Oberoi Realty Ltd. (a)	32,415	420,091
Tata Consultancy Services Ltd.	43,114	2,184,987
Zee Entertainment Enterprises Ltd.	261,439	1,069,873
		11,927,404
Indonesia — 1.5%
Bank Central Asia Tbk PT	261,200	638,896
Bank Rakyat Indonesia Persero Tbk PT	1,152,015	306,175
Indocement Tunggal Prakarsa Tbk PT	150,997	109,830
Semen Indonesia Persero Tbk PT	132,700	75,322
		1,130,223
Italy — 1.5%
Moncler SpA	6,841	418,401
PRADA SpA	122,800	669,760
		1,088,161
Luxembourg — 0.5%
InPost SA (a)	24,916	410,994
Mexico — 5.6%
Alsea SAB de CV (a)	93,972	189,205
Fomento Economico Mexicano SAB de CV	140,918	1,222,498
Fomento Economico Mexicano SAB de CV Sponsored ADR	3,210	278,371
Grupo Mexico SAB de CV Series B	385,541	1,533,086
Wal-Mart de Mexico SAB de CV	279,544	947,320
		4,170,480
Netherlands — 3.6%
Yandex NV Class A (a)	33,026	2,631,842
Philippines — 2.0%
Ayala Land, Inc.	653,700	426,695
SM Investments Corp.	41,415	800,565
SM Prime Holdings, Inc.	354,812	227,546
		1,454,806
Republic of Korea — 4.5%
LG Chem Ltd.	801	523,212

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NAVER Corp.	640	$208,540
Samsung Biologics Co. Ltd. (a) (b)	1,575	1,152,748
Samsung Electronics Co. Ltd.	22,838	1,421,410
		3,305,910
Russia — 6.4%
Novatek PJSC Sponsored GDR Registered (b)	1	264
Novatek PJSC Sponsored GDR Registered (b)	13,728	3,570,057
Polyus PJSC (a)	1,965	321,803
Polyus PJSC GDR (b) (d)	7	575
Polyus PJSC GDR (b) (d)	1,925	158,235
Sberbank of Russia PJSC	143,212	666,485
		4,717,419
South Africa — 0.7%
FirstRand Ltd.	123,639	524,372
Switzerland — 2.4%
Cie Financiere Richemont SA Registered	17,289	1,782,728
Taiwan — 8.4%
MediaTek, Inc.	14,000	451,266
Taiwan Semiconductor Manufacturing Co. Ltd.	278,000	5,732,651
		6,183,917
Turkey — 0.3%
Akbank TAS	351,216	210,354
United Kingdom — 1.1%
Oxford Nanopore Technologies (a)	8,042	66,640
Prudential PLC	20,672	401,299
Prudential PLC	17,600	335,289
		803,228
United States — 3.4%
Yum China Holdings, Inc.	42,877	2,491,582

TOTAL COMMON STOCK (Cost $59,394,667)		67,756,476

PREFERRED STOCK — 6.0%
Brazil — 0.3%
Lojas Americanas SA 0.640%
	222,722	197,130
India — 0.0%
Zee Entertainment Enterprises Ltd.
6.000%	503,840	13,915
Singapore — 5.7%
Grab Holdings, Inc., Series H (Acquired 6/18/19, Cost $2,160,355)
(a) (d) (e) (f)	350,542	4,199,493

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $2,716,028)		$4,410,538

TOTAL EQUITIES (Cost $62,110,695)		72,167,014

WARRANTS — 0.0%

Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	48,648	22,968

TOTAL WARRANTS (Cost $0)		22,968

TOTAL LONG-TERM INVESTMENTS (Cost $62,110,695)		72,189,982

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, 0.000%, due 10/01/21 (g)	$2,411,224	2,411,224

TOTAL SHORT-TERM INVESTMENTS (Cost $2,411,224)		2,411,224

TOTAL INVESTMENTS — 101.1% (Cost $64,521,919) (h)		74,601,206

Other Assets/(Liabilities) — (1.1)%		(802,192)

NET ASSETS — 100.0%		$73,799,014

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $8,279,505 or 11.22% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2021, was $1,991,773 or 2.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,032,281 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2021, these securities amounted to a value of $4,358,303 or 5.91% of net assets.
(e)	Investment was valued using significant unobservable inputs.
(f)	Restricted security. Certain securities are restricted as to resale. At September 30, 2021, these securities amounted to a value of $4,199,493 or 5.69% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Maturity value of $2,411,224. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $2,459,535.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The following are 13 series of the Trust (which contains a total of 15 series) (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund ("Dynamic Bond Fund")

MML Equity Fund (“Equity Fund”)

MML Equity Momentum Fund ("Equity Momentum Fund")

MML Equity Rotation Fund ("Equity Rotation Fund")

MML High Yield Fund ("High Yield Fund")

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund ("Short-Duration Bond Fund")

MML Small Cap Equity Fund ("Small Cap Equity Fund")

MML Special Situations Fund ("Special Situations Fund")

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Blend Fund invests substantially all of its investable assets in shares of ETFs advised by an affiliate of the Fund's subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

1 The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Blend Fund, Equity Momentum Fund, Equity Rotation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2021. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2021, for the remaining Funds' investments:

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans (Less Unfunded Loan Commitments)	$—	$12,934,443	$—	$12,934,443
Corporate Debt	—	77,591,113	—	77,591,113
Municipal Obligations	—	320,159	—	320,159
Non-U.S. Government Agency Obligations	—	93,549,318	—	93,549,318
Sovereign Debt Obligations	—	8,014,913	—	8,014,913
U.S. Government Agency Obligations and Instrumentalities	—	46,197,488	—	46,197,488
U.S. Treasury Obligations	—	62,882,784	—	62,882,784
Mutual Funds	24,755,936	—	—	24,755,936
Short-Term Investments	—	13,132,926	—	13,132,926
Unfunded Loan Commitments**	—	178	—	178
Total Investments	$24,755,936	$314,623,322	$—	$339,379,258

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$867,352,344	$3,739,091	*	$—	$871,091,435
Preferred Stock	1,006,624	—		—	1,006,624
Mutual Funds	8,149,718	—		—	8,149,718
Short-Term Investments	2,061,263	2,353,967		—	4,415,230
Total Investments	$878,569,949	$6,093,058		$—	$884,663,007

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$832,526	$—	$154,650	$987,176
Bank Loans (Less Unfunded Loan Commitments)	—	7,527,184	—	7,527,184
Corporate Debt	—	66,519,731	—	66,519,731
Mutual Funds	3,500,980	—	—	3,500,980
Short-Term Investments	—	3,371,080	—	3,371,080
Unfunded Loan Commitments**	—	583	—	583
Total Investments	$4,333,506	$77,418,578	$154,650	$81,906,734

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$156,472,056	$—	$156,472,056
U.S. Government Agency Obligations and Instrumentalities	—	28,261,386	—	28,261,386
U.S. Treasury Obligations	—	60,986,531	—	60,986,531
Purchased Options	—	1,439,183	—	1,439,183
Short-Term Investments	—	49,442,686	—	49,442,686
Total Investments	$—	$296,601,842	$—	$296,601,842
Asset Derivatives
Futures Contracts	$69,202	$—	$—	$69,202
Swap Agreements	—	1,152,383	—	1,152,383
Total	$69,202	$1,152,383	$—	$1,221,585
Liability Derivatives
Futures Contracts	$(64,780)	$—	$—	$(64,780)
Swap Agreements	—	(1,487,812)	—	(1,487,812)
Total	$(64,780)	$(1,487,812)	$—	$(1,552,592)

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$360,304,617	$—	$360,304,617
Non-U.S. Government Agency Obligations	—	305,047,162	—	305,047,162
Sovereign Debt Obligations	—	8,139,326	—	8,139,326
U.S. Government Agency Obligations and Instrumentalities	—	198,472,752	—	198,472,752
U.S. Treasury Obligations	—	158,124,887	—	158,124,887
Purchased Options	—	2,395,537	—	2,395,537
Mutual Funds	4,951,728	—	—	4,951,728
Short-Term Investments	—	154,834,249	—	154,834,249
Total Investments	$4,951,728	$1,187,318,530	$—	$1,192,270,258
Liability Derivatives
Futures Contracts	$(2,600,873)	$—	$—	$(2,600,873)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$90,115,154	$—	$90,115,154
Municipal Obligations	—	349,247	—	349,247
Non-U.S. Government Agency Obligations	—	82,204,833	—	82,204,833
U.S. Government Agency Obligations and Instrumentalities	—	984,957	—	984,957
U.S. Treasury Obligations	—	1,231,795	—	1,231,795
Purchased Options	—	104,350	—	104,350
Mutual Funds	812,935	—	—	812,935
Short-Term Investments	—	4,931,145	—	4,931,145
Total Investments	$812,935	$179,921,481	$—	$180,734,416
Asset Derivatives
Futures Contracts	$662,416	$—	$—	$662,416
Liability Derivatives
Futures Contracts	$(386,982)	$—	$—	$(386,982)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Bermuda	$305,085	$—	$—	$305,085
Brazil	2,667,864	—	—	2,667,864
Cayman Islands	8,863,268	5,877,316	—	14,740,584
China	—	178,087	—	178,087
Egypt	—	373,504	—	373,504
France	—	3,352,591	—	3,352,591
Hong Kong	—	3,305,341	—	3,305,341
India	—	11,927,404	—	11,927,404
Indonesia	—	1,130,223	—	1,130,223
Italy	—	1,088,161	—	1,088,161
Luxembourg	—	410,994	—	410,994
Mexico	4,170,480	—	—	4,170,480
Netherlands	2,631,842	—	—	2,631,842
Philippines	1,454,806	—	—	1,454,806
Republic of Korea	—	3,305,910	—	3,305,910
Russia	264	4,717,155	—	4,717,419
South Africa	—	524,372	—	524,372
Switzerland	—	1,782,728	—	1,782,728
Taiwan	—	6,183,917	—	6,183,917
Turkey	—	210,354	—	210,354
United Kingdom	66,640	736,588	—	803,228
United States	2,491,582	—	—	2,491,582
Preferred Stock
Brazil	197,130	—	—	197,130
India	13,915	—	—	13,915
Singapore	—	—	4,199,493	4,199,493
Warrants	22,968	—	—	22,968
Short-Term Investments	—	2,411,224	—	2,411,224
Total Investments	$22,885,844	$47,515,869	$4,199,493	$74,601,206

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2021, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At September 30, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$753,507,036	$80,590,437	$(6,290,512)	$74,299,925
Dynamic Bond Fund	339,875,332	7,900,052	(8,396,126)	(496,074)
Equity Fund	668,801,033	223,315,500	(7,453,526)	215,861,974
Equity Momentum Fund	46,538,531	727,821	(1,519,133)	(791,312)
Equity Rotation Fund	44,100,896	5,414,879	(1,426,798)	3,988,081
High Yield Fund	78,147,933	4,520,957	(762,156)	3,758,801
Inflation-Protected and Income Fund	296,012,748	2,188,245	(1,599,151)	589,094
Managed Bond Fund	1,170,387,955	28,360,466	(6,478,163)	21,882,303
Short-Duration Bond Fund	178,977,107	2,835,528	(1,078,219)	1,757,309
Small Cap Equity Fund	94,003,722	52,956,190	(4,060,153)	48,896,037
Special Situations Fund	35,484,034	6,710,490	(2,311,465)	4,399,025
Strategic Emerging Markets Fund	64,521,919	15,897,921	(5,818,634)	10,079,287

4. New Accounting Pronouncements

In October 2020, Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables — Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. As of September 30, 2021, Management has fully implemented the new rule and there was no material impact.

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust. This case has been dismissed by the district court and dismissal was affirmed by the Second Circuit Court of Appeals. The Trustee recently filed with the Second Circuit a petition for rehearing en banc.

The potential amounts sought to be recovered from the Blend Fund and Small Cap Equity Fund are approximately $207,400 and $93,500, respectively, plus interest and the Official Committee’s court costs.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings. This case also has been dismissed. The district court’s dismissal of the case was affirmed by the Second Circuit Court of Appeals, and the Plaintiffs’ petition for certiorari was denied by the United States Supreme Court.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Trustee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds' net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.